                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                              MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: May 31, 2003
-------------------------------------------------------------------------------

                   Date of reporting period: November 30, 2003
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
SEMIANNUAL REPORT 11/30/03

                                                         MFS(R) FUNDAMENTAL
                                                         GROWTH FUND
                                                         -----------------------
                                                         MFS(R) GEMINI U.K. FUND
                                                         -----------------------

                                                                 [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) FUNDAMENTAL GROWTH FUND

The fund seeks capital appreciation.

MFS(R) GEMINI U.K. FUND

The fund seeks capital appreciation.


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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
PERFORMANCE SUMMARY                                1
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           5
----------------------------------------------------
FINANCIAL STATEMENTS                              13
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     21
----------------------------------------------------
TRUSTEES AND OFFICERS                             25

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03
--------------------------------------------------------------------------------

Currently, each fund offers Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results include the deduction of the maximum sales charge and reflect the percentage change in the net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MFS FUNDAMENTAL GROWTH FUND(1)(2)(4)(5)(7)

TOTAL RETURNS

--------------------
   Average annual
without sales charge
--------------------

                           Class
    Share class        inception date       6-mo         1-yr         Life*
------------------------------------------------------------------------------
         A                12/29/00                --       81.05%       18.06%
------------------------------------------------------------------------------

Comparative benchmarks
--------------------
   Average annual
--------------------

------------------------------------------------------------------------------
Average small-cap core fund+                  24.39%       34.61%        7.47%
------------------------------------------------------------------------------
Russell 2000 Index#                           24.65%       36.29%        5.72%
------------------------------------------------------------------------------
Russell 2000 Growth Index#***                 26.31%       37.68%       -2.24%
------------------------------------------------------------------------------
Russell 3000 Growth Index#***                 13.38%       18.12%      -10.06%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

----------------------
   Average annual
  with sales charge**
----------------------

------------------------------------------------------------------------------
         A                                        --       70.64%       15.69%
------------------------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
         A                                    58.48%       81.05%       62.41%
------------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

   * For the period from the commencement of the fund's investment operations, December 29, 2000, through November 30, 2003. Index information is from January 1, 2001.
  ** Takes into account the maximum sales charge of 5.75%.
 *** Effective November 12, 2003, we no longer use the Russell 2000 Growth Index as a benchmark because we believe the Russell 2000 Index better reflects the fund's investment policies and objectives.
**** Effective May 21, 2003, we no longer use the Russell 3000 Growth Index as a benchmark because we believe the Russell 2000 Index better reflects the fund's investment policies and objectives.
   + Source: Lipper Inc., an independent firm that reports mutual fund performance.
   # Source: Standard & Poor's Micropal, Inc.

MFS GEMINI U.K. FUND(1)(3)(6)

TOTAL RETURNS

----------------------
   Average annual
 without sales charge
----------------------

                           Class
    Share class        inception date       6-mo         1-yr         Life*

------------------------------------------------------------------------------
         A                12/29/00                --       20.82%       -2.21%
------------------------------------------------------------------------------

Comparative benchmarks

----------------------
   Average annual
----------------------

------------------------------------------------------------------------------
Average European regions fund+                16.62%       23.66%       -5.66%
------------------------------------------------------------------------------
FTSE 350 Index#                               16.07%       22.49%       -3.34%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

----------------------
   Average annual
  with sales charge**
----------------------

------------------------------------------------------------------------------
         A                                        --       13.87%       -4.17%
------------------------------------------------------------------------------

--------------------
    Cumulative
without sales charge
--------------------
------------------------------------------------------------------------------
         A                                    15.57%       20.82%       -6.32%
------------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

   * For the period from the commencement of the fund's investment operations, December 29, 2000, through November 30, 2003. Index information is from January 1, 2001.
  ** Takes into account the maximum sales charge of 5.75%.
   + Source: Lipper Inc., an independent firm that reports mutual fund performance.
   # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

THE FINANCIAL TIMES STOCK EXCHANGE (FTSE) 350 INDEX -- measures the performance of the major capital and industry segments of the U.K. market.

THE RUSSELL 2000 INDEX -- measures U.S. small-cap stocks.

THE RUSSELL 2000 GROWTH INDEX -- measures the performance of U.S. small-cap growth stocks.

THE RUSSELL 3000 GROWTH INDEX -- measures the performance of U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

(1) Investments in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.
(2) Investing in small companies is riskier than investing in more-established companies.
(3) Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value.
(4) The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.
(5) The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.
(6) The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.
(7) Investing in mid-sized companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of the shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/03      MFS(R) FUNDAMENTAL GROWTH FUND
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 97.7%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES                $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 83.5%
-------------------------------------------------------------------------------------------------------
Aerospace - 0.3%
-------------------------------------------------------------------------------------------------------
Sparton Corp.                                                                420                 $4,591
-------------------------------------------------------------------------------------------------------

Airlines - 2.8%
-------------------------------------------------------------------------------------------------------
AirTran Holdings, Inc.*                                                      300                 $4,428
-------------------------------------------------------------------------------------------------------
Alaska Air Group, Inc.*                                                      400                 11,504
-------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc.*                                                      1,200                 14,460
-------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                500                  8,625
-------------------------------------------------------------------------------------------------------
                                                                                                $39,017
-------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 6.9%
-------------------------------------------------------------------------------------------------------
CB Bancshares, Inc.                                                          300                $18,984
-------------------------------------------------------------------------------------------------------
KNBT Bancorp, Inc.                                                         1,200                 20,304
-------------------------------------------------------------------------------------------------------
Mystic Financial, Inc.                                                       400                 11,084
-------------------------------------------------------------------------------------------------------
Northrim BanCorp, Inc.                                                       400                  9,132
-------------------------------------------------------------------------------------------------------
Pacific Premier Bancorp, Inc.                                              1,400                 13,510
-------------------------------------------------------------------------------------------------------
Partners Trust Financial Group, Inc.                                         800                 22,976
-------------------------------------------------------------------------------------------------------
                                                                                                $95,990
-------------------------------------------------------------------------------------------------------
Biotechnology - 3.4%
-------------------------------------------------------------------------------------------------------
Cell Genesys, Inc.                                                         1,300                $16,952
-------------------------------------------------------------------------------------------------------
Dendreon Corp.                                                               800                  6,336
-------------------------------------------------------------------------------------------------------
Nuvelo, Inc.                                                               3,700                 14,467
-------------------------------------------------------------------------------------------------------
Serologicals Corp.*                                                          600                 10,350
-------------------------------------------------------------------------------------------------------
                                                                                                $48,105
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
-------------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                      500                 $6,925
-------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey, Group, Inc.                                      800                 17,080
-------------------------------------------------------------------------------------------------------
Westwood Holdings Group, Inc.                                                600                 10,200
-------------------------------------------------------------------------------------------------------
                                                                                                $34,205
-------------------------------------------------------------------------------------------------------
Business Services - 9.9%
-------------------------------------------------------------------------------------------------------
CDI Corp.                                                                    400                $13,560
-------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc.                                         1,400                 13,244
-------------------------------------------------------------------------------------------------------
Digital Impact, Inc.*                                                      1,200                  3,384
-------------------------------------------------------------------------------------------------------
Digitas, Inc.*                                                             1,000                  8,710
-------------------------------------------------------------------------------------------------------
Education Lending Group, Inc.                                              1,000                 13,190
-------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.*                                                  3,400                 23,460
-------------------------------------------------------------------------------------------------------
Integrated Alarm Services Group, Inc.*                                       700                  5,320
-------------------------------------------------------------------------------------------------------
Keynote Systems, Inc.*                                                       900                 11,106
-------------------------------------------------------------------------------------------------------
Kforce, Inc.*                                                              1,700                 14,365
-------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                  500                  6,650
-------------------------------------------------------------------------------------------------------
Pegasystems, Inc.                                                          1,400                 11,200
-------------------------------------------------------------------------------------------------------
Sirva, Inc.                                                                  510                  9,205
-------------------------------------------------------------------------------------------------------
ValueClick, Inc.                                                             600                  5,010
-------------------------------------------------------------------------------------------------------
                                                                                               $138,404
-------------------------------------------------------------------------------------------------------
Computer Software - 4.8%
-------------------------------------------------------------------------------------------------------
Ansoft Corp.                                                               1,100                $13,717
-------------------------------------------------------------------------------------------------------
BindView Development Corp.                                                 2,500                  7,375
-------------------------------------------------------------------------------------------------------
Bottomline Technologies, Inc.*                                               500                  4,500
-------------------------------------------------------------------------------------------------------
Docent, Inc.                                                               4,100                 20,008
-------------------------------------------------------------------------------------------------------
Micromuse, Inc.*                                                           1,000                  8,050
-------------------------------------------------------------------------------------------------------
Mobius Management Systems, Inc.*                                             200                  3,002
-------------------------------------------------------------------------------------------------------
Progress Software Corp.*                                                     500                 10,480
-------------------------------------------------------------------------------------------------------
                                                                                                $67,132
-------------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.9%
-------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.*                                                     300                 $7,014
-------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc.                                                   1,500                 12,915
-------------------------------------------------------------------------------------------------------
Computer Horizons Corp.*                                                   3,300                 12,276
-------------------------------------------------------------------------------------------------------
Covansys Corp.*                                                              700                  6,300
-------------------------------------------------------------------------------------------------------
QAD, Inc.                                                                    300                  3,699
-------------------------------------------------------------------------------------------------------
Sapient Corp.*                                                             2,000                 11,240
-------------------------------------------------------------------------------------------------------
Syntel, Inc.*                                                                600                 15,264
-------------------------------------------------------------------------------------------------------
                                                                                                $68,708
-------------------------------------------------------------------------------------------------------
Consumer Services - 0.4%
-------------------------------------------------------------------------------------------------------
priceline.com, Inc.*                                                         300                 $5,718
-------------------------------------------------------------------------------------------------------

Electronics - 16.4%
-------------------------------------------------------------------------------------------------------
Brillian Corp.                                                               800                 $6,376
-------------------------------------------------------------------------------------------------------
BTU International, Inc.                                                    2,500                 10,525
-------------------------------------------------------------------------------------------------------
Diodes, Inc.                                                                 300                  6,105
-------------------------------------------------------------------------------------------------------
Excel Technology, Inc.*                                                      200                  6,300
-------------------------------------------------------------------------------------------------------
Helix Technology Corp.                                                       600                 13,020
-------------------------------------------------------------------------------------------------------
hi/fn, Inc.*                                                                 600                  6,612
-------------------------------------------------------------------------------------------------------
Merix Corp.                                                                  300                  6,264
-------------------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc.                                               3,000                 20,070
-------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc.*                                                   2,300                 12,535
-------------------------------------------------------------------------------------------------------
Nam Tai Electronics, Inc.                                                    330                 12,207
-------------------------------------------------------------------------------------------------------
Nanometrics, Inc.*                                                           600                  8,760
-------------------------------------------------------------------------------------------------------
PEMSTAR, Inc.*                                                             6,000                 22,560
-------------------------------------------------------------------------------------------------------
Pericom Semiconductor Corp.                                                  700                  8,204
-------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.*                                                       200                  8,162
-------------------------------------------------------------------------------------------------------
Silicon Image, Inc.*                                                       1,000                  7,400
-------------------------------------------------------------------------------------------------------
SIPEX Corp.*                                                               1,000                  9,400
-------------------------------------------------------------------------------------------------------
Technitrol, Inc.*                                                            400                  9,516
-------------------------------------------------------------------------------------------------------
Three-Five Systems, Inc.                                                   3,900                 20,787
-------------------------------------------------------------------------------------------------------
Transmeta Corp.*                                                           2,800                  9,240
-------------------------------------------------------------------------------------------------------
White Electronic Designs Corp.*                                            1,000                 10,310
-------------------------------------------------------------------------------------------------------
WJ Communications, Inc.                                                    2,400                 11,376
-------------------------------------------------------------------------------------------------------
Zygo Corp.                                                                   200                  3,252
-------------------------------------------------------------------------------------------------------
                                                                                               $228,981
-------------------------------------------------------------------------------------------------------
Energy - Independent - 1.5%
-------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                          1,500                $20,850
-------------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.2%
-------------------------------------------------------------------------------------------------------
Interstate Hotels & Resorts, Inc.                                          3,000                $16,140
-------------------------------------------------------------------------------------------------------

Internet - 6.0%
-------------------------------------------------------------------------------------------------------
Centra Software, Inc.*                                                     1,000                 $3,600
-------------------------------------------------------------------------------------------------------
EarthLink, Inc.*                                                           1,600                 15,360
-------------------------------------------------------------------------------------------------------
eCollege.com, Inc.*                                                        1,200                 26,640
-------------------------------------------------------------------------------------------------------
Inforte Corp.*                                                             1,200                 10,320
-------------------------------------------------------------------------------------------------------
QRS Corp.                                                                    500                  5,095
-------------------------------------------------------------------------------------------------------
S1 Corp.*                                                                    400                  3,532
-------------------------------------------------------------------------------------------------------
Stellent, Inc.                                                             1,500                 14,805
-------------------------------------------------------------------------------------------------------
TeleCommunication Systems, Inc.                                              800                  4,240
-------------------------------------------------------------------------------------------------------
                                                                                                $83,592
-------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
-------------------------------------------------------------------------------------------------------
Option Care, Inc.*                                                         1,400                $13,916
-------------------------------------------------------------------------------------------------------

Medical Equipment - 2.6%
-------------------------------------------------------------------------------------------------------
Caliper Technologies Corp.*                                                1,000                 $6,390
-------------------------------------------------------------------------------------------------------
Candela Corp.                                                                200                  4,106
-------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc.                                                     400                  6,108
-------------------------------------------------------------------------------------------------------
MedSource Technologies, Inc.                                               1,400                  6,468
-------------------------------------------------------------------------------------------------------
Sonic Innovations, Inc.                                                      900                  5,490
-------------------------------------------------------------------------------------------------------
STAAR Surgical Co.*                                                          700                  7,694
-------------------------------------------------------------------------------------------------------
                                                                                                $36,256
-------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 3.2%
-------------------------------------------------------------------------------------------------------
Captiva Software Corp.                                                       600                 $7,873
-------------------------------------------------------------------------------------------------------
Dot Hill Systems Corp.*                                                    1,400                 23,870
-------------------------------------------------------------------------------------------------------
Gateway, Inc.                                                              1,000                  4,460
-------------------------------------------------------------------------------------------------------
Sigma Designs, Inc.*                                                       1,500                  8,895
-------------------------------------------------------------------------------------------------------
                                                                                                $45,098
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%
-------------------------------------------------------------------------------------------------------
Chattem, Inc.                                                                500                 $8,010
-------------------------------------------------------------------------------------------------------
Pozen, Inc.                                                                  400                  4,704
-------------------------------------------------------------------------------------------------------
                                                                                                $12,714
-------------------------------------------------------------------------------------------------------
Real Estate - 0.6%
-------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.                                                 1,400                 $8,680
-------------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.7%
-------------------------------------------------------------------------------------------------------
OM Group, Inc.                                                               400                 $9,684
-------------------------------------------------------------------------------------------------------

Specialty Stores - 1.8%
-------------------------------------------------------------------------------------------------------
Genesco, Inc.                                                                700                $11,340
-------------------------------------------------------------------------------------------------------
RedEnvelope, Inc.                                                            500                  7,750
-------------------------------------------------------------------------------------------------------
Restoration Hardware, Inc.                                                   900                  5,517
-------------------------------------------------------------------------------------------------------
                                                                                                $24,607
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 7.7%
-------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                              1,200                $14,124
-------------------------------------------------------------------------------------------------------
Brooktrout, Inc.                                                           1,000                 14,720
-------------------------------------------------------------------------------------------------------
Captaris, Inc.                                                             2,000                 11,860
-------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp.                                             200                  6,667
-------------------------------------------------------------------------------------------------------
Corvis Corp.*                                                              8,200                 11,890
-------------------------------------------------------------------------------------------------------
Ixia                                                                         500                  6,370
-------------------------------------------------------------------------------------------------------
Mobility Electronics, Inc.*                                                  700                  7,840
-------------------------------------------------------------------------------------------------------
Oplink Communications, Inc.                                               11,000                 26,290
-------------------------------------------------------------------------------------------------------
Verso Technologies, Inc.                                                   2,200                  8,470
-------------------------------------------------------------------------------------------------------
                                                                                               $108,231
-------------------------------------------------------------------------------------------------------
Telephone Services - 1.7%
-------------------------------------------------------------------------------------------------------
GRIC Communications, Inc.*                                                 2,600                $16,146
-------------------------------------------------------------------------------------------------------
Talk America Holdings, Inc.                                                  700                  7,875
-------------------------------------------------------------------------------------------------------
                                                                                                $24,021
-------------------------------------------------------------------------------------------------------
Trucking - 2.0%
-------------------------------------------------------------------------------------------------------
Dynamex, Inc.*                                                             1,000                $10,300
-------------------------------------------------------------------------------------------------------
Quality Distribution, Inc.                                                 1,000                 18,270
-------------------------------------------------------------------------------------------------------
                                                                                                $28,570
-------------------------------------------------------------------------------------------------------
Wireless Communications - 0.4%
-------------------------------------------------------------------------------------------------------
Triton PCS Holdings, Inc.*                                                 1,000                 $5,600
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                            $1,168,810
-------------------------------------------------------------------------------------------------------

Foreign Stocks - 14.2%
-------------------------------------------------------------------------------------------------------
Bermuda - 0.5%
-------------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd. (Broadcast & Cable
TV)                                                                          400                 $6,520
-------------------------------------------------------------------------------------------------------

Canada - 3.9%
-------------------------------------------------------------------------------------------------------
GSI Lumonics, Inc. (Electronics)                                           2,000                $21,100
-------------------------------------------------------------------------------------------------------
Open Text Corp. (Computer Software)*                                         300                  5,613
-------------------------------------------------------------------------------------------------------
Oppenheimer Holdings, Inc. (Brokerage & Asset Managers)                      300                 10,515
-------------------------------------------------------------------------------------------------------
TLC Vision Corp. (Medical & Health Technology & Services)                  1,800                 10,962
-------------------------------------------------------------------------------------------------------
Vasogen, Inc. (Biotechnology)                                              1,100                  6,127
-------------------------------------------------------------------------------------------------------
                                                                                                $54,317
-------------------------------------------------------------------------------------------------------
Germany - 1.7%
-------------------------------------------------------------------------------------------------------
Amadeus Global Travel Distribution, S.A. (Business
Services)                                                                  2,200                $16,338
-------------------------------------------------------------------------------------------------------
EPCOS AG (Electronics)                                                       300                  6,850
-------------------------------------------------------------------------------------------------------
                                                                                                $23,188
-------------------------------------------------------------------------------------------------------
Israel - 3.6%
-------------------------------------------------------------------------------------------------------
AudioCodes Ltd. (Telecommunications - Wireline)*                           1,000                $11,690
-------------------------------------------------------------------------------------------------------
Camtek Ltd. (Electronics)                                                  5,000                 17,750
-------------------------------------------------------------------------------------------------------
RADWARE Ltd. (Telecommunications - Wireline)                                 500                 13,420
-------------------------------------------------------------------------------------------------------
Tower Semiconductor Ltd. (Electronics)                                     1,100                  7,766
-------------------------------------------------------------------------------------------------------
                                                                                                $50,626
-------------------------------------------------------------------------------------------------------
Japan - 0.6%
-------------------------------------------------------------------------------------------------------
Impact 21 Co. Ltd. (Business Services)                                       200                 $3,616
-------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co., Ltd. (Specialty Stores)                              200                  5,552
-------------------------------------------------------------------------------------------------------
                                                                                                 $9,168
-------------------------------------------------------------------------------------------------------
Luxembourg - 0.7%
-------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc. (Trucking)                                               300                $10,050
-------------------------------------------------------------------------------------------------------

Mexico - 2.4%
-------------------------------------------------------------------------------------------------------
Apasco, S.A. de C.V. (Home Construction)                                     800                 $6,079
-------------------------------------------------------------------------------------------------------
Controladora Comercial Mexicana, S.A. de C.V. (General
Merchandise)                                                              14,000                 12,899
-------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa, S.A. de C.V. (Banks & Credit
Companies)                                                                 6,000                  6,476
-------------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V. (Broadcast & Cable TV)                               900                  7,830
-------------------------------------------------------------------------------------------------------
                                                                                                $33,284
-------------------------------------------------------------------------------------------------------
Peru - 0.8%
-------------------------------------------------------------------------------------------------------
Compania de Minas Buenaventura, S.A.A. (Precious Metals)                     400                $11,644
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                           $198,797
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,183,625)                                                   $1,367,607
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.9%
-------------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                    $ VALUE
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.03%, due 12/01/03                          $14                $14,000
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, 1.04%, due 12/01/03                               55                 55,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                 $69,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,252,625)                                              $1,436,607
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.6)%                                                         (36,129)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                          $1,400,478
-------------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
PORTFOLIO  OF INVESTMENTS (unaudited) - 11/30/03         MFS(R) GEMINI U.K. FUND
--------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.5%
---------------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES              $ VALUE
---------------------------------------------------------------------------------------------------------
Ireland - 1.9%
---------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.9%
---------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC*                                                    953              $12,954
---------------------------------------------------------------------------------------------------------
Bank of Ireland                                                                369                4,604
---------------------------------------------------------------------------------------------------------
                                                                                                $17,558
---------------------------------------------------------------------------------------------------------
United Kingdom - 97.6%
---------------------------------------------------------------------------------------------------------
Aerospace - 1.2%
---------------------------------------------------------------------------------------------------------
Rolls-Royce PLC*                                                             3,579              $10,987
---------------------------------------------------------------------------------------------------------

Airlines - 1.8%
---------------------------------------------------------------------------------------------------------
Arriva PLC                                                                   1,600              $10,595
---------------------------------------------------------------------------------------------------------
EasyJet PLC                                                                  1,218                5,852
---------------------------------------------------------------------------------------------------------
                                                                                                $16,447
---------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 3.0%
---------------------------------------------------------------------------------------------------------
Diageo PLC*                                                                  2,274              $28,392
---------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.8%
---------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                           1,136               $7,493
---------------------------------------------------------------------------------------------------------

Automotive - 1.1%
---------------------------------------------------------------------------------------------------------
GKN PLC*                                                                     2,277              $10,499
---------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 19.7%
---------------------------------------------------------------------------------------------------------
Alliance & Leicester PLC                                                       751              $11,407
---------------------------------------------------------------------------------------------------------
Barclays PLC*                                                                3,707               32,718
---------------------------------------------------------------------------------------------------------
Close Brothers Group PLC                                                       215                2,555
---------------------------------------------------------------------------------------------------------
HSBC Holdings PLC*                                                           3,038               46,093
---------------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC*                                                        3,583               25,361
---------------------------------------------------------------------------------------------------------
Old Mutual PLC                                                               7,028               11,649
---------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC*                                            1,681               46,985
---------------------------------------------------------------------------------------------------------
Standard Chartered PLC*                                                        493                7,785
---------------------------------------------------------------------------------------------------------
                                                                                               $184,553
---------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
---------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC                                             200               $2,321
---------------------------------------------------------------------------------------------------------
Carlton Communications PLC*                                                  2,736               10,884
---------------------------------------------------------------------------------------------------------
Yell Group PLC                                                               1,280                6,823
---------------------------------------------------------------------------------------------------------
                                                                                                $20,028
---------------------------------------------------------------------------------------------------------
Business Services - 0.8%
---------------------------------------------------------------------------------------------------------
PHS Group PLC                                                                5,649               $7,929
---------------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.8%
---------------------------------------------------------------------------------------------------------
Computacenter PLC                                                              949               $7,706
---------------------------------------------------------------------------------------------------------

Consumer Cyclical - 2.0%
---------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC*                                                         847              $18,510
---------------------------------------------------------------------------------------------------------

Consumer Services - 1.7%
---------------------------------------------------------------------------------------------------------
Johnson Service Group PLC                                                    2,724              $16,231
---------------------------------------------------------------------------------------------------------

Electrical Equipment - 1.9%
---------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                   6,024              $17,325
---------------------------------------------------------------------------------------------------------

Energy - Integrated - 10.1%
---------------------------------------------------------------------------------------------------------
BP PLC*                                                                     10,028              $70,072
---------------------------------------------------------------------------------------------------------
Shell Transport & Trading Co. PLC*                                           3,927               24,887
---------------------------------------------------------------------------------------------------------
                                                                                                $94,959
---------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.1%
---------------------------------------------------------------------------------------------------------
Somerfield PLC                                                               1,749               $3,757
---------------------------------------------------------------------------------------------------------
Tesco PLC*                                                                   1,517                6,499
---------------------------------------------------------------------------------------------------------
                                                                                                $10,256
---------------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.4%
---------------------------------------------------------------------------------------------------------
Tate & Lyle PLC                                                              1,114               $6,139
---------------------------------------------------------------------------------------------------------
Unilever PLC*                                                                  789                6,862
---------------------------------------------------------------------------------------------------------
                                                                                                $13,001
---------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.4%
---------------------------------------------------------------------------------------------------------
Bunzl PLC*                                                                     458               $3,500
---------------------------------------------------------------------------------------------------------

Gaming & Lodging - 2.2%
---------------------------------------------------------------------------------------------------------
Hill (William) PLC                                                           2,269              $15,279
---------------------------------------------------------------------------------------------------------
InterContinental Hotels Group PLC                                              549                5,079
---------------------------------------------------------------------------------------------------------
                                                                                                $20,358
---------------------------------------------------------------------------------------------------------
General Merchandise - 2.6%
---------------------------------------------------------------------------------------------------------
HMV Group PLC                                                                3,595              $10,386
---------------------------------------------------------------------------------------------------------
Next PLC                                                                       750               14,401
---------------------------------------------------------------------------------------------------------
                                                                                                $24,787
---------------------------------------------------------------------------------------------------------
Home Construction - 1.1%
---------------------------------------------------------------------------------------------------------
Hanson PLC*                                                                  1,481              $10,342
---------------------------------------------------------------------------------------------------------

Insurance - 5.1%
---------------------------------------------------------------------------------------------------------
Amlin PLC*                                                                   4,394              $10,083
---------------------------------------------------------------------------------------------------------
Aviva PLC*                                                                   3,184               25,388
---------------------------------------------------------------------------------------------------------
Prudential PLC*                                                                485                3,727
---------------------------------------------------------------------------------------------------------
Wellington Underwriting PLC                                                  6,371                8,503
---------------------------------------------------------------------------------------------------------
                                                                                                $47,701
---------------------------------------------------------------------------------------------------------
Metals & Mining - 4.1%
---------------------------------------------------------------------------------------------------------
Anglo American PLC*                                                          1,033              $21,793
---------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                               954                7,163
---------------------------------------------------------------------------------------------------------
Rio Tinto PLC*                                                                 405                9,688
---------------------------------------------------------------------------------------------------------
                                                                                                $38,644
---------------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.8%
---------------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                                931              $42,312
---------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC*                                                         2,624               59,243
---------------------------------------------------------------------------------------------------------
                                                                                               $101,555
---------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.7%
---------------------------------------------------------------------------------------------------------
Johnson Matthey PLC*                                                           351               $6,099
---------------------------------------------------------------------------------------------------------

Printing & Publishing - 2.2%
---------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                           1,750              $13,743
---------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                              792                6,533
---------------------------------------------------------------------------------------------------------
                                                                                                $20,276
---------------------------------------------------------------------------------------------------------
Railroad & Shipping
---------------------------------------------------------------------------------------------------------
Railtrack Group PLC*                                                           426                  $77
---------------------------------------------------------------------------------------------------------

Restaurants - 0.8%
---------------------------------------------------------------------------------------------------------
Whitbread PLC*                                                                 637               $7,915
---------------------------------------------------------------------------------------------------------

Special Products & Services - 0.5%
---------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                             525               $4,659
---------------------------------------------------------------------------------------------------------

Specialty Stores - 2.9%
---------------------------------------------------------------------------------------------------------
Inchcape PLC                                                                   370               $8,003
---------------------------------------------------------------------------------------------------------
Kingfisher PLC*                                                              2,703               12,836
---------------------------------------------------------------------------------------------------------
Signet Group PLC*                                                            3,600                6,247
---------------------------------------------------------------------------------------------------------
                                                                                                $27,086
---------------------------------------------------------------------------------------------------------
Telephone Services - 2.0%
---------------------------------------------------------------------------------------------------------
BT Group PLC*                                                                6,412              $19,186
---------------------------------------------------------------------------------------------------------

Tobacco - 2.3%
---------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                 1,000              $12,563
---------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC*                                                    475                8,712
---------------------------------------------------------------------------------------------------------
                                                                                                $21,275
---------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.0%
---------------------------------------------------------------------------------------------------------
National Grid Transco PLC                                                    2,673              $18,091
---------------------------------------------------------------------------------------------------------
Scottish & Southern Energy PLC                                                 923               10,372
---------------------------------------------------------------------------------------------------------
                                                                                                $28,463
---------------------------------------------------------------------------------------------------------
Wireless Communications - 7.4%
---------------------------------------------------------------------------------------------------------
Vodafone Group PLC*                                                         29,991              $68,951
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $918,135)                                                       $932,748
---------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.1%
---------------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT
ISSUER                                                           (000 Omitted)                  $ VALUE
---------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03, at Amortized Cost                     $1               $1,000
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $919,135)                                                  $933,748
---------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                             3,399
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                            $937,147
---------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

MFS FUNDAMENTAL GROWTH FUND

AT 11/30/03

ASSETS

Investments, at value (identified cost, $1,252,625)                   $1,436,607
-----------------------------------------------------------------------------------------------------
Cash                                                                         596
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                           73,689
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                             36
-----------------------------------------------------------------------------------------------------
Other assets                                                                 280
-----------------------------------------------------------------------------------------------------
Total assets                                                                               $1,511,208
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                       $110,379
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                             114
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                          237
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                            $110,730
-----------------------------------------------------------------------------------------------------
Net assets                                                                                 $1,400,478
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $1,261,002
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                    183,982
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                    (41,766)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                           (2,740)
-----------------------------------------------------------------------------------------------------
Total                                                                                      $1,400,478
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     110,224
-----------------------------------------------------------------------------------------------------
Net asset value per share                                                                      $12.71
-----------------------------------------------------------------------------------------------------
Offering price per share (100/94.25X$12.71)                                                    $13.49
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

MFS GEMINI U.K. FUND

AT 11/30/03

ASSETS

Investments, at value (identified cost, $919,135)                       $933,748
-----------------------------------------------------------------------------------------------------
Cash                                                                         371
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $259)                           260
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                          3,089
-----------------------------------------------------------------------------------------------------
Total assets                                                                                 $937,468
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                           $193
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                             102
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                           26
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                                $321
-----------------------------------------------------------------------------------------------------
Net assets                                                                                   $937,147
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $1,029,638
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                     14,653
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                   (127,442)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                           20,298
-----------------------------------------------------------------------------------------------------
Total                                                                                        $937,147
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     104,327
-----------------------------------------------------------------------------------------------------
Net asset value per share                                                                       $8.98
-----------------------------------------------------------------------------------------------------
Offering price per share (100/94.25X$8.98)                                                      $9.53
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

MFS FUNDAMENTAL GROWTH FUND

SIX MONTHS ENDED 11/30/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                                 $1,967
-----------------------------------------------------------------------------------------------------
  Interest                                                                     134
-----------------------------------------------------------------------------------------------------
Total investment income                                                                        $2,101
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                            $3,631
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                  621
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                               1,673
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                            16
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                              3,064
-----------------------------------------------------------------------------------------------------
  Printing                                                                   9,426
-----------------------------------------------------------------------------------------------------
  Postage                                                                       11
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                             12,859
-----------------------------------------------------------------------------------------------------
  Registration fees                                                          2,563
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                    53
-----------------------------------------------------------------------------------------------------
  Professional services                                                      1,600
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                                144
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                $35,661
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                          (9)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                              (30,811)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                   $4,841
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                           $(2,740)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                                 $323,043
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                 28
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                           $323,071
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                             $105,649
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                  (21)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $105,628
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                         $428,699
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $425,959
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

MFS GEMINI U.K. FUND

SIX MONTHS ENDED 11/30/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                                $15,737
-----------------------------------------------------------------------------------------------------
  Interest                                                                      83
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                    (1,565)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                       $14,255
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                            $4,437
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                                  493
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                               1,546
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                            22
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                             15,209
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                              1,575
-----------------------------------------------------------------------------------------------------
  Printing                                                                      47
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                    32
-----------------------------------------------------------------------------------------------------
  Postage                                                                        1
-----------------------------------------------------------------------------------------------------
  Professional services                                                      3,147
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                              1,293
-----------------------------------------------------------------------------------------------------
Total expenses                                                                                $27,802
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (15)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor              (22,241)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                   $5,546
-----------------------------------------------------------------------------------------------------
Net investment income                                                                          $8,709
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                                   $1,685
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                                 49
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency transactions                             $1,734
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                             $118,935
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                  (33)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $118,902
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                         $120,636
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $129,345
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

MFS FUNDAMENTAL GROWTH FUND

                                                                 SIX MONTHS
                                                                    ENDED               YEAR ENDED
                                                                   11/30/03               5/31/03
                                                                 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                                     $(2,740)                $(391)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                            323,071               (55,860)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                             105,628                54,314
--------------------------------------------------------------   --------------       ---------------
Increase (decrease) in net assets from operations                      $425,959               $(1,937)
--------------------------------------------------------------   --------------       ---------------
Net increase (decrease) in net assets from fund share
transactions                                                           $439,286              $(56,869)
--------------------------------------------------------------   --------------       ---------------
Total increase (decrease) in net assets                                $865,245              $(58,806)
--------------------------------------------------------------   --------------       ---------------

NET ASSETS

At beginning of period                                                 $535,233              $594,039
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $2,740 and $0, respectively)                                      $1,400,478              $535,233
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

MFS GEMINI U.K. FUND
                                                                  SIX MONTHS
                                                                     ENDED              YEAR ENDED
                                                                   11/30/03               5/31/03
                                                                  (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                                    $8,709               $17,627
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency
transactions                                                              1,734               (65,001)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency
translation                                                             118,902                (4,786)
--------------------------------------------------------------   --------------       ---------------
Increase (decrease) in net assets from operations                      $129,345              $(52,160)
--------------------------------------------------------------   --------------       ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                                  $--              $(14,144)
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from fund share
transactions                                                           $(34,805)              $44,339
--------------------------------------------------------------   --------------       ---------------
Total increase (decrease) in net assets                                 $94,540              $(21,965)
--------------------------------------------------------------   --------------       ---------------

NET ASSETS

At beginning of period                                                 $842,607              $864,572
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $20,298 and $11,589, respectively)                $937,147              $842,607
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period of the fund's operation. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

MFS FUNDAMENTAL GROWTH FUND
                                                    SIX MONTHS            YEAR ENDED 5/31
                                                         ENDED     ----------------------------                PERIOD ENDED
                                                      11/30/03           2003              2002                  5/31/01*
CLASS A                                            (UNAUDITED)

Net asset value, beginning of period                     $8.03             $7.95            $11.14                 $10.00
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                $(0.03)           $(0.01)           $(0.03)                $(0.01)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                                        4.71              0.09             (0.66)                  1.15
--------------------------------------------------   ---------       -----------       -----------       ----------------
Total from investment operations                         $4.68             $0.08            $(0.69)                 $1.14
--------------------------------------------------   ---------       -----------       -----------       ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                        $--               $--            $(2.20)                   $--
--------------------------------------------------   ---------       -----------       -----------       ----------------
  In excess of net realized gain on
  investments and foreign
  currency transactions                                    $--               $--            $(0.30)                   $--
--------------------------------------------------   ---------       -----------       -----------       ----------------
Total distributions declared to
shareholders                                               $--               $--            $(2.50)                   $--
--------------------------------------------------   ---------       -----------       -----------       ----------------
Net asset value, end of period                          $12.71             $8.03             $7.95                 $11.14
--------------------------------------------------   ---------       -----------       -----------       ----------------
Total return (%)(+)                                      58.48++            0.88             (8.89)                 11.50++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.00+             1.00              1.01                   1.18+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (0.57)+           (0.08)            (0.33)                 (0.24)+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         161               232               352                  1,140
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $1,400              $535              $594                   $669
-------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                     $(0.55)           $(0.73)           $(0.49)                $(0.40)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                               10.79+            11.41              6.15                   9.20+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (10.36)+          (10.49)            (5.47)                 (8.27)+
-------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

MFS GEMINI U.K. FUND
                                                    SIX MONTHS           YEAR ENDED 5/31
                                                         ENDED        -------------------------              PERIOD ENDED
                                                      11/30/03           2003              2002                  5/31/01*
CLASS A                                            (UNAUDITED)
Net asset value, beginning of period                     $7.77             $8.44             $9.17                 $10.00
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                               $0.08             $0.17             $0.21                  $0.07
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency transactions           1.13             (0.71)            (0.74)                 (0.90)
--------------------------------------------------   ---------       -----------       -----------       ----------------
Total from investment operations                         $1.21            $(0.54)           $(0.53)                $(0.83)
--------------------------------------------------   ---------       -----------       -----------       ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                               $--            $(0.13)           $(0.20)                   $--
--------------------------------------------------   ---------       -----------       -----------       ----------------
Net asset value, end of period                           $8.98             $7.77             $8.44                  $9.17
--------------------------------------------------   ---------       -----------       -----------       ----------------
Total return (%)(+)                                      15.57++           (6.24)            (5.72)                 (8.30)++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                1.25+             1.26              1.26                   1.27+
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                     1.97+             2.28              2.51                   1.91+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          13                46                31                     14
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $937              $843              $865                   $917
-------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. In addition, the distributor voluntarily waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                     $(0.13)           $(0.22)           $(0.15)                $(0.19)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                                6.29+             6.49              5.60                   7.92+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      (3.07)+           (2.95)            (1.83)                 (4.74)+
-------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, December 29, 2000, through May 31, 2001.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Fundamental Growth Fund and MFS Gemini U.K. Fund (the funds) are diversified and non-diversified series, respectively, of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The funds can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in each fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The funds value their portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and each fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when each fund determines net asset value, and therefore each fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of each fund's valuation time.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The funds distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, and capital losses.

The tax character of distributions declared for the years ended May 31, 2003 and May 31, 2002 was as follows:

                              MFS FUNDAMENTAL GROWTH FUND   MFS GEMINI U.K. FUND
                              ---------------------------   --------------------
                              5/31/03           5/31/02     5/31/03     5/31/02
Distributions declared from:
  Ordinary income                $--           $133,698     $14,144     $19,908
-------------------------------------------------------------------------------

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                              MFS FUNDAMENTAL GROWTH FUND   MFS GEMINI U.K. FUND
                              ---------------------------   --------------------

Undistributed ordinary income                        $--                $12,079
--------------------------------------------------------------------------------
Undistributed long-term
  capital gain                                        --                     --
--------------------------------------------------------------------------------
Capital loss carryforward                       (325,199)               (87,047)
--------------------------------------------------------------------------------
Unrealized appreciation
  (depreciation)                                  78,091               (104,726)
--------------------------------------------------------------------------------
Other temporary differences                      (39,376)               (42,142)
--------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

                              MFS FUNDAMENTAL GROWTH FUND   MFS GEMINI U.K. FUND
                              ---------------------------   --------------------

2009                                                 $--                  $(836)
--------------------------------------------------------------------------------
2010                                             (35,241)               (50,545)
--------------------------------------------------------------------------------
2011                                            (289,958)               (35,666)
--------------------------------------------------------------------------------
Total                                          $(325,199)              $(87,047)
--------------------------------------------------------------------------------

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee for MFS Fundamental Growth Fund and MFS Gemini U.K. Fund is computed daily and paid monthly at an annual rate of 0.75% and 1.00%, respectively, of each fund's average daily net assets.

MFS has contractually agreed, subject to reimbursement, to bear a portion of each fund's "Other Expenses", which are defined as the funds' operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that "Other Expenses" do not exceed 0.25% annually. This arrangement is effected by MFS bearing all of the funds' "Other Expenses" during the funds' fiscal year, and each fund paying MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the funds' actual expenses, the excess will be applied to amounts paid by MFS in prior years. At November 30, 2003, aggregate unreimbursed expenses were as follows:

                                                     AGGREGATE
                                                  UNREIMBURSED
                                                      EXPENSES
                ----------------------------------------------
                MFS Fundamental Growth Fund           $163,372
                ----------------------------------------------
                MFS Gemini U.K. Fund                   117,114
                ----------------------------------------------

Compensation to the Independent Trustees ("Trustees") is typically paid in the form of both retainer and attendance fees, however, the Trustees are currently not receiving any payments for their services to each fund. Each fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - Each fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charge on sales of Class A shares of the funds for the six months ended November 30, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS A
                Distribution Fee                         0.10%
                ----------------------------------------------
                Service Fee                              0.25%
                ----------------------------------------------
                Total Distribution Plan                  0.35%
                ----------------------------------------------

Each fund's distribution and service fee under the distribution plans are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the six months ended November 30, 2003.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003 the fee was 0.10% of each fund's average daily net assets. MFSC is also reimbursed by the funds for out-of-pocket expenses. For the six months ended November 30, 2003, the fees for each of the funds amounted to:

                             MFS FUNDAMENTAL GROWTH FUND   MFS GEMINI U.K. FUND
                             ---------------------------   -------------------
Shareholder servicing
  agent fee                                         $533                  $488
------------------------------------------------------------------------------
Out-of-pocket expenses                               $13                   $--
------------------------------------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                             MFS FUNDAMENTAL GROWTH FUND   MFS GEMINI U.K. FUND
                             ---------------------------   --------------------

Purchases                                     $1,912,936               $114,141
-------------------------------------------------------------------------------
Sales                                         $1,495,805               $116,574
-------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the funds, as computed on a federal income tax basis, are as follows:

                             MFS FUNDAMENTAL GROWTH FUND   MFS GEMINI U.K. FUND
                             ---------------------------   --------------------

                                             $1,252,888               $919,594
Aggregate cost
-------------------------------------------------------------------------------
Gross unrealized appreciation                  $209,859               $115,256
-------------------------------------------------------------------------------
Gross unrealized depreciation                   (26,140)              (101,102)
-------------------------------------------------------------------------------
Net unrealized appreciation                    $183,719                $14,154
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           MFS FUNDAMENTAL GROWTH FUND
                                    ------------------------------------------
                                 Six months ended 11/30/03  Year ended 5/31/03
                                     SHARES      AMOUNT     SHARES    AMOUNT

Shares sold                           44,942    $456,424     7,401    $50,829
------------------------------------------------------------------------------
Shares reacquired                     (1,396)    (17,138)  (15,482)  (107,698)
------------------------------------------------------------------------------
Net increase (decrease)               43,546    $439,286    (8,081)  $(56,869)
------------------------------------------------------------------------------

                                               MFS GEMINI U.K. FUND
                                    ------------------------------------------
                                 Six months ended 11/30/03  Year ended 5/31/03
                                     SHARES      AMOUNT     SHARES    AMOUNT

Shares sold                                2         $20     4,698    $35,142
------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             --          --     1,978     14,142
------------------------------------------------------------------------------
Shares reacquired                     (4,126)    (34,825)     (679)    (4,945)
------------------------------------------------------------------------------
Net increase (decrease)               (4,124)   $(34,805)    5,997    $44,339
------------------------------------------------------------------------------

(6) LINE OF CREDIT

The funds and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the funds for the six months ended November 30, 2003, were as follows.

                                                COMMITMENT FEE
                ----------------------------------------------
                MFS Fundamental Growth Fund                 $4
                ----------------------------------------------
                MFS Gemini U.K. Fund                        $3
                ----------------------------------------------

The funds had no significant borrowings during the period.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the funds are series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55) Chairman            ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59) Trustee and            Executive Officer
President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35) Trustee
Executive Officer and Director                           Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59) Trustee                WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company,                Private investor; Harvard University Graduate
President, Chief Investment Officer and Director         School of Business Administration, Class of
                                                         1961 Adjunct Professor in Entrepreneurship
                                                         Emeritus; CBL & Associates Properties, Inc.
INDEPENDENT TRUSTEES                                     (real estate investment trust), Director

LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee           J. DALE SHERRATT (born 09/23/38) Trustee
Brigham and Women's Hospital, Chief of Cardiac           Insight Resources, Inc. (acquisition planning
Surgery; Harvard Medical School, Professor of            specialists), President; Wellfleet Investments
Surgery                                                  (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
WILLIAM R. GUTOW (born 09/27/41) Trustee                 Nutraceuticals (professional nutritional
Private investor and real estate consultant;             products), Chief Executive Officer
Capitol Entertainment Management Company (video          (until May 2001)
franchise), Vice Chairman
                                                         ELAINE R. SMITH (born 04/25/46) Trustee
J. ATWOOD IVES (born 05/01/36) Trustee                   Independent health care industry consultant
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         WARD SMITH (born 09/13/30) Trustee
(diversified services company), Chairman, Trustee        Private investor
and Chief Executive Officer (until November 2000)

OFFICERS

JOHN W. BALLEN (born 09/12/59) Trustee and               ROBERT R. FLAHERTY (born 09/18/63) Assistant
President                                                Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant
Secretary and Assistant Clerk                            RICHARD M. HISEY (born 08/29/58) Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company,
Vice President and Associate General Counsel             Senior Vice President (since July 2002); The
                                                         Bank of New York, Senior Vice President
STEPHEN E. CAVAN (born 11/06/53) Secretary and           (September 2000 to July 2002); Lexington Global
Clerk                                                    Asset Managers, Inc., Executive Vice President
Massachusetts Financial Services Company, Senior         and Chief Financial Officer (prior to September
Vice President, General Counsel and Secretary            2000); Lexington Funds, Treasurer (prior to
                                                         September 2000)
STEPHANIE A. DESISTO (born 10/01/53) Assistant
Treasurer                                                ELLEN MOYNIHAN (born 11/13/57) Assistant
Massachusetts Financial Services Company, Vice           Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60) Assistant
(prior to November 2002)                                 Treasurer
                                                         Massachusetts Financial Services Company,
                                                         Senior Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR

MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGERS

Robert Henderson(1)
Deborah Miller(1)
James Perkins(1)

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http:// www.sec.gov

(1) MFS Investment Management

MFS(R) FUNDAMENTAL GROWTH FUND

MFS(R) GEMINI U.K. FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                               INCV-SEM 1/04 160

MFS(R) Mutual Funds
SEMIANNUAL REPORT 11/30/03

MFS(R) INTERNATIONAL GROWTH FUND

[graphic omitted]

A path for pursuing opportunity
                                                                 [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) INTERNATIONAL GROWTH FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
TRUSTEES AND OFFICERS                             36
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       38
----------------------------------------------------
CONTACT INFORMATION                               39

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

Over the six-month period ended November 30, 2003, we saw a sharp upturn in stock markets around the globe after the end of major fighting in Iraq. The period was characterized by growing investor optimism as geopolitical uncertainty declined and economies worldwide began to recover from a three-year slump. That optimism was reflected in an equity rally that continued, with some pauses, throughout the period.

For much of the period, lower-quality stocks were the strongest beneficiaries of the rally, as markets began to discount, or price in, a rapid earnings recovery in some of the companies that had fared worst in the downturn. Toward the end of the period, however, we felt equity markets began to rotate toward the higher-quality, better-managed companies that had persevered relatively well through the downturn. By late fall, economic statistics began to offer increasing evidence that the recovery might be sustainable. Fears of deflation started to fade. After a period of historically low interest rates, we saw the beginning of interest rate tightening as the central banks of the United Kingdom and Australia raised interest rates in early November.

----------------------------------
"BY LATE FALL, ECONOMIC STATISTICS
BEGAN TO OFFER INCREASING EVIDENCE
THAT THE RECOVERY MIGHT BE
SUSTAINABLE."
----------------------------------

CONTRIBUTORS TO PERFORMANCE

The portfolio modestly underperformed its benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, but outperformed its peers, as measured by the Lipper average international fund.

Strong stock selection in utilities and communications made that sector the best-performing area in the fund over the period, relative to the MSCI EAFE Index. Previous to the period, telecommunications stocks in general had fallen dramatically for several years as the industry paid the price for a capital spending binge that had led to overcapacity and weak pricing. In late 2002 and 2003, we saw the industry start to recover; telecom firms cut debt and began to run their operations in what we felt was a more sensible manner.

Fund holdings that benefited from that recovery included KDDI, a Japanese cellular and long distance operator; America Movil, a Latin American cellular operator; and Indonesian fixed-line operator Telekomunikasi Indonesia.
The latter two firms also benefited from a general upturn in emerging markets stocks.

While telecommunications holdings overall helped performance, two of the fund's largest detractors over the period were also telecom holdings. Japan Telecom stock lost value, and we reduced our position. The firm found itself at a disadvantage during a price war in the Japanese cellular market, as competitors such as KDDI offered customers newer and better handsets. Our position in Korean broadband operator Hanaro Telecom also lost traction during the period. However, as of period-end we still favored Hanaro stock over the longer term, as the company was one of the few remaining operators in a market that has been consolidating.

Elsewhere in the utilities and communications sector, the fund's position in Chinese electric utility Huaneng Power did well. The firm experienced strong growth as electric utilities in China struggled to keep pace with the country's rapid expansion of manufacturing.

A trio of retail stocks helped performance in that sector over the period. Fashion firm Fast Retailing recovered from problems caused by merchandising issues and an overly ambitious expansion plan. We had owned the stock previously and sold it when year-over-year same-store sales (a key measure of retail businesses) turned negative. We repurchased the stock as the company addressed its problems, and same-store sales once again turned positive. By period end, we had sold our Fast Retailing position at a profit. In the same sector, Mexican electronics retailer Grupo Elektra benefited from an expanding middle class and increased home ownership. And Hong-Kong-listed clothing company Esprit Holdings' stock rose as the firm gained share in its key market, Germany, and expanded elsewhere in Europe.

In the industrial goods and services sector, three Japanese stocks were strong contributors to performance. Electronic component maker Fujikura benefited as its customers increased production of lightweight devices such as cellphones and personal digital assistants (PDAs). Nitto Denko, a leader in film and tape technology, profited from several areas of expanding demand, from flat screen monitors to transdermal patches. Advantest, the world's largest manufacturer of semiconductor testing equipment, saw its business grow along with a recovering semiconductor market; we sold the stock after it reached our price target.

DETRACTORS FROM PERFORMANCE

Relative to the MSCI EAFE Index, financial services was the fund's weakest sector over the period, largely because we did not own several Japanese banks whose stocks soared. Those banks held a great number of nonperforming loans and had done poorly for a number of years. We believe those banks' sharp rebound over the period was caused by short-covering, in part by hedge funds that had shorted those stocks, and by hope that the nascent Japanese recovery might prove strong enough to bail out the troubled banking sector. As of period-end, we were not yet convinced the banking sector could get out from under its mountain of nonperforming loans, and we still believed most Japanese bank stocks were overly risky for this fund's investment approach.

Our performance in the financial services sector was also hurt by not owning U.K.-based HSBC Holdings. The global financial services firm benefited from its exposure to the global recovery, and in particular, from its purchase of U.S. sub-prime lender Household International.

The fund's cash position, although it averaged less than 3% of assets over the period, was also a detractor from relative performance. In a period when global markets rose sharply, any cash hurt performance against the MSCI EAFE Index which, like most market indices, has no cash position.

Some of our more defensive holdings also hurt results as the market favored lower-quality, more cyclical stocks. Higher-quality companies that delivered weak stock performance over the period included Anglo-Dutch firms Reed Elsevier, a publisher whose U.S. textbook business suffered from state budget cutbacks, and consumer products firm Unilever, which failed to meet its management's aggressive growth targets.

    Respectfully,

/s/ Barry P. Dargan

    Barry P. Dargan
    Portfolio Manager

Note to Investors: Effective April 1, 2004, the maximum sales charge on purchases for Class A shares will be increased to 5.75%. If this increase was in effect through the date shown, the average annual returns including sales charge quoted would have been lower.

Note to Investors: From the fund's inception through December 1, 1998, the fund was managed totally or in part for MFS by Foreign & Colonial Management, London, U.K. Since December 1, 1998, the fund has been managed solely by MFS.

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03
------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                    Class
    Share         inception
    class           date         6-mo      1-yr     3-yr     5-yr     Life*
----------------------------------------------------------------------------
      A           10/24/95        --       25.16%   -1.55%    2.36%    2.21%
----------------------------------------------------------------------------
      B           10/24/95        --       24.49%   -2.05%    1.83%    1.68%
----------------------------------------------------------------------------
      C            7/1/96         --       24.59%   -2.03%    1.82%    1.71%
----------------------------------------------------------------------------
      I            1/2/97         --       26.89%   -0.09%    3.62%    3.10%
----------------------------------------------------------------------------

Comparative benchmarks

--------------------
Average annual
--------------------

----------------------------------------------------------------------------
Average international fund+      18.35%    21.65%   -4.99%    0.29%    3.96%
----------------------------------------------------------------------------
Lipper International
Fund Index+                      19.38%    23.26%   -2.81%    1.28%    5.10%
----------------------------------------------------------------------------
MSCI EAFE Index#                 20.41%    24.75%   -3.86%   -0.47%    3.43%
----------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

----------------------------------------------------------------------------
      A                           --       19.22%   -3.14%    1.37%    1.60%
----------------------------------------------------------------------------
      B                           --       20.49%   -2.96%    1.47%    1.68%
----------------------------------------------------------------------------
      C                           --       23.59%   -2.03%    1.82%    1.71%
----------------------------------------------------------------------------
I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

----------------------------------------------------------------------------
      A                         20.06%     25.16%   -4.59%   12.39%   19.40%
----------------------------------------------------------------------------
      B                         19.67%     24.49%   -6.01%    9.51%   14.42%
----------------------------------------------------------------------------
      C                         19.73%     24.59%   -5.97%    9.45%   14.74%
----------------------------------------------------------------------------
      I                         20.80%     26.89%   -0.26%   19.45%   28.08%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, October 24, 1995, through November 30, 2003. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA,
FAR EAST) INDEX - a commonly used measure of the international stock market.

LIPPER INTERNATIONAL FUND INDEX - measures the performance of international equity funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

The fund will charge a 2% redemption fee on proceeds from Class A shares redeemed (either by redeeming or exchanging) within 30 days of acquiring (either by purchasing or exchanging) fund shares. This policy applies only to shares purchased on or after December 8, 2003. The redemption fee is expected to apply to Class B shares approximately the end of the third quarter of 2004. See the prospectus for complete details.

Performance for class I shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for class C shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.9%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 95.9%
-----------------------------------------------------------------------------------------------------
Australia - 4.3%
-----------------------------------------------------------------------------------------------------
APN News & Media Ltd. (Printing & Publishing)*                           223,863             $624,125
-----------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Metals & Mining)                                      104,110              849,660
-----------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd. (Printing & Publishing)                       174,192              438,971
-----------------------------------------------------------------------------------------------------
News Corp., Ltd. (Broadcast & Cable TV)*                                  66,170              564,942
-----------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)*                                    114,790              847,046
-----------------------------------------------------------------------------------------------------
TABCORP Holdings Ltd. (Gaming & Lodging)                                  50,000              404,800
-----------------------------------------------------------------------------------------------------
                                                                                           $3,729,544
-----------------------------------------------------------------------------------------------------
Austria - 0.6%
-----------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG (Banks &
Credit Cos.)                                                               4,500             $514,513
-----------------------------------------------------------------------------------------------------

Brazil - 0.5%
-----------------------------------------------------------------------------------------------------
Companhia Vale Do Rio Doce ADR (Metals & Mining)                          10,400             $455,416
-----------------------------------------------------------------------------------------------------

Canada - 1.6%
-----------------------------------------------------------------------------------------------------
EnCana Corp. (Natural Gas - Pipeline)                                     16,620             $607,916
-----------------------------------------------------------------------------------------------------
RONA, Inc. (Specialty Stores)*                                            15,760              321,821
-----------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                               9,200              464,663
-----------------------------------------------------------------------------------------------------
                                                                                           $1,394,400
-----------------------------------------------------------------------------------------------------
China - 0.9%
-----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric
Power)                                                                   502,000             $743,584
-----------------------------------------------------------------------------------------------------

Croatia - 0.4%
-----------------------------------------------------------------------------------------------------
Pliva d.d., GDR (Pharmaceuticals)                                         21,530             $341,466
-----------------------------------------------------------------------------------------------------

France - 9.2%
-----------------------------------------------------------------------------------------------------
Alcatel Co. (Telecom - Wireline)                                          37,830             $494,259
-----------------------------------------------------------------------------------------------------
Axa (Insurance)                                                           39,290              755,625
-----------------------------------------------------------------------------------------------------
Cap Gemini S.A. (Computer Software - Systems)                             18,000              889,735
-----------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Cos.)                                30,554              667,160
-----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telephone Services)                                  45,230            1,166,691
-----------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)                                   6,462            1,038,873
-----------------------------------------------------------------------------------------------------
Renault Regie Nationale (Automotive)                                       5,070              337,287
-----------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                                  13,160              892,062
-----------------------------------------------------------------------------------------------------
Total Fina Elf S.A., "B" (Energy - Independent)                           10,670            1,725,620
-----------------------------------------------------------------------------------------------------
                                                                                           $7,967,312
-----------------------------------------------------------------------------------------------------
Germany - 4.2%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                  17,300             $762,356
-----------------------------------------------------------------------------------------------------
Celanese AG (Specialty Chemicals)                                         16,180              564,305
-----------------------------------------------------------------------------------------------------
EPCOS AG (Electronics)                                                    19,800              452,059
-----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                    1,296              670,229
-----------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                              8,900              448,039
-----------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Pharmaceuticals)                                   12,624              745,166
-----------------------------------------------------------------------------------------------------
                                                                                           $3,642,154
-----------------------------------------------------------------------------------------------------
Greece - 0.5%
-----------------------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co., S.A. (Food & Non-
Alcoholic Beverages)                                                      20,970             $460,405
-----------------------------------------------------------------------------------------------------

Hong Kong - 0.5%
-----------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Specialty Stores)                                  149,000             $475,956
-----------------------------------------------------------------------------------------------------

Hungary - 0.5%
-----------------------------------------------------------------------------------------------------
OTP Bank Rt., ADR (Banks & Credit Cos.)*                                  17,160             $416,130
-----------------------------------------------------------------------------------------------------

India - 0.7%
-----------------------------------------------------------------------------------------------------
Housing Development Finance Corp., Ltd. (Banks & Credit
Cos.)                                                                     53,530             $646,056
-----------------------------------------------------------------------------------------------------

Indonesia - 0.8%
-----------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia (Banks & Credit Cos.)*                           2,330,500             $287,716
-----------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia, ADR (Telephone Services)                     29,280              425,146
-----------------------------------------------------------------------------------------------------
                                                                                             $712,862
-----------------------------------------------------------------------------------------------------
Ireland - 2.1%
-----------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Cos.)*                        51,650             $702,087
-----------------------------------------------------------------------------------------------------
Depfa Bank PLC (Banks & Credit Cos.)                                       5,660              649,859
-----------------------------------------------------------------------------------------------------
IAWS Group PLC (Specialty Chemicals)                                      40,000              448,707
-----------------------------------------------------------------------------------------------------
                                                                                           $1,800,653
-----------------------------------------------------------------------------------------------------
Italy - 1.3%
-----------------------------------------------------------------------------------------------------
Eni S.p.A (Energy - Integrated)                                           40,300             $687,536
-----------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcast & Cable TV)                                    41,600              472,145
-----------------------------------------------------------------------------------------------------
                                                                                           $1,159,681
-----------------------------------------------------------------------------------------------------

Japan - 14.2%
-----------------------------------------------------------------------------------------------------
Alps Electric Co. (Electronics)                                           36,000             $509,519
-----------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                     85,000              743,551
-----------------------------------------------------------------------------------------------------
CANON, INC. (PC & Peripheral)                                             24,000            1,108,889
-----------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                         59,500              804,091
-----------------------------------------------------------------------------------------------------
Citizen Watch Co. (Electronics)                                           55,000              446,469
-----------------------------------------------------------------------------------------------------
Fuji Television Network, Inc. (Broadcast & Cable TV)                          75              370,497
-----------------------------------------------------------------------------------------------------
Fujikura Ltd. (Electrical Equipment)                                      97,000              542,949
-----------------------------------------------------------------------------------------------------
FUJIMI, Inc. (Special Products & Services)                                 8,200              241,099
-----------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                              18,000              249,500
-----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                        17,000              695,430
-----------------------------------------------------------------------------------------------------
Ibiden Co. (Electronics)                                                  22,600              290,561
-----------------------------------------------------------------------------------------------------
Impact 21 Co., Ltd. (Business Services)                                   13,100              236,844
-----------------------------------------------------------------------------------------------------
Japan Telecom Holdings Co., Ltd. (Telephone Services)                        201              508,396
-----------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                              100              521,390
-----------------------------------------------------------------------------------------------------
Kibun Food Chemifa Co., Ltd. (Food & Non-Alchoholic
Beverages)                                                                42,000              449,089
-----------------------------------------------------------------------------------------------------
Mimasu Semiconductor Industry Co., Ltd. (Electronics)                     13,300              163,707
-----------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co., Ltd. (Specialty Stores)                           10,000              277,588
-----------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Equipment)                                  14,000              706,935
-----------------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                           11,000              417,842
-----------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                                  32,000              607,771
-----------------------------------------------------------------------------------------------------
Sumitomo Bakelite (Specialty Chemicals)                                   71,000              447,984
-----------------------------------------------------------------------------------------------------
Tamron Co., Ltd. (Specialty Products & Services)                          11,000              542,391
-----------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                    30,900              479,378
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Natural Gas Distribution)                           175,000              599,233
-----------------------------------------------------------------------------------------------------
Yamaha Corp. (Leisure & Toys)                                             20,900              373,477
-----------------------------------------------------------------------------------------------------
                                                                                          $12,334,580
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.4%
-----------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                          11,160             $304,891
-----------------------------------------------------------------------------------------------------

Mexico - 2.8%
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Wireless Communications)                 17,290             $443,316
-----------------------------------------------------------------------------------------------------
Apasco S.A. (Home Construction)                                           35,200              267,490
-----------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "B" (Home Construction)*                   69,730              356,115
-----------------------------------------------------------------------------------------------------
Grupo Elektra, S.A. de C.V. (Banks & Credit Cos.)                        103,260              526,449
-----------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa, S.A. de C.V. (Finance)                         288,800              311,709
-----------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V., ADR (Broadcast & Cable TV)                       61,520              535,224
-----------------------------------------------------------------------------------------------------
                                                                                           $2,440,303
-----------------------------------------------------------------------------------------------------
Netherlands - 4.9%
-----------------------------------------------------------------------------------------------------
Fugro N.V. (Oil Services)*                                                10,177             $628,197
-----------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V. (Electronics)                        44,910            1,276,974
-----------------------------------------------------------------------------------------------------
Reed Elsevier N.V. (Printing & Publishing)                               105,120            1,276,312
-----------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                         35,031            1,092,319
-----------------------------------------------------------------------------------------------------
                                                                                           $4,273,802
-----------------------------------------------------------------------------------------------------
Russia - 1.1%
-----------------------------------------------------------------------------------------------------
Mobile Telesystems, ADR (Telephone Services)                               5,610             $462,825
-----------------------------------------------------------------------------------------------------
YUKOS Corp., ADR (Energy - Independent)                                   10,400              478,400
-----------------------------------------------------------------------------------------------------
                                                                                             $941,225
-----------------------------------------------------------------------------------------------------
Singapore - 0.7%
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                   591,000             $613,750
-----------------------------------------------------------------------------------------------------

South Korea - 2.6%
-----------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc. (Telephone Services)                                331,400           $1,042,130
-----------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                      14,300              542,473
-----------------------------------------------------------------------------------------------------
Samsung Electronics (Electronics)                                          1,620              626,679
-----------------------------------------------------------------------------------------------------
                                                                                           $2,211,282
-----------------------------------------------------------------------------------------------------
Spain - 2.7%
-----------------------------------------------------------------------------------------------------
Antena TV S.A. (Broadcast & Cable TV)*                                    11,632             $489,419
-----------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                               26,730              461,477
-----------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)*                                    106,466            1,379,512
-----------------------------------------------------------------------------------------------------
                                                                                           $2,330,408
-----------------------------------------------------------------------------------------------------
Sweden - 2.1%
-----------------------------------------------------------------------------------------------------
Alfa Laval AB (Machinery & Tools)                                         37,660             $538,927
-----------------------------------------------------------------------------------------------------
Atlas Copco AB (Machinery & Tools)                                        10,400              372,068
-----------------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)                                                12,800              429,098
-----------------------------------------------------------------------------------------------------
Hennes & Mauritz AB (Specialty Stores)                                    19,160              448,090
-----------------------------------------------------------------------------------------------------
                                                                                           $1,788,183
-----------------------------------------------------------------------------------------------------

Switzerland - 9.3%
-----------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Cos.)                                 24,650             $818,962
-----------------------------------------------------------------------------------------------------
Givaudan S.A. (Consumer Goods & Services)                                    830              379,888
-----------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)                               3,467              806,841
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                             30,980            1,309,977
-----------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                         8,490              765,990
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                     27,580              763,696
-----------------------------------------------------------------------------------------------------
Straumann Holdings AG (Medical Equipment)                                  3,220              411,462
-----------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical Equipment)                                    890              809,874
-----------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Cos.)                                              30,189            1,946,358
-----------------------------------------------------------------------------------------------------
                                                                                           $8,013,048
-----------------------------------------------------------------------------------------------------
Thailand - 1.1%
-----------------------------------------------------------------------------------------------------
AEON Thana Sinsap (Banks & Credit Cos.)                                   94,800             $439,274
-----------------------------------------------------------------------------------------------------
Hana Microelectronics Public Co., Ltd. (Electronics)                      69,900              182,081
-----------------------------------------------------------------------------------------------------
Krung Thai Bank PLC (Banks & Credit Cos.)                              1,414,200              306,395
-----------------------------------------------------------------------------------------------------
                                                                                             $927,750
-----------------------------------------------------------------------------------------------------
United Kingdom - 25.9%
-----------------------------------------------------------------------------------------------------
Amvescap PLC (Brokerage & Asset Managers)                                 86,500             $613,739
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                                   40,530            1,841,987
-----------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                    54,688              436,057
-----------------------------------------------------------------------------------------------------
BP PLC (Energy - Integrated)*                                            204,681            1,430,233
-----------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcast & Cable TV)                 75,150              872,287
-----------------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Cos.)                            46,340              550,650
-----------------------------------------------------------------------------------------------------
Compass Group PLC (Food & Non-Alcoholic Beverages)                        63,930              384,789
-----------------------------------------------------------------------------------------------------
Cookson Group (Electronics)                                              602,100              378,471
-----------------------------------------------------------------------------------------------------
Daily Mail & General Trust (Printing & Publishing)                        41,390              439,796
-----------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)*                                         88,565            1,105,785
-----------------------------------------------------------------------------------------------------
easyJet PLC (Airlines)                                                    91,400              439,158
-----------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                                86,088              676,049
-----------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)*                                       135,375              642,872
-----------------------------------------------------------------------------------------------------
Legal & General Group PLC (Insurance)*                                   426,390              730,635
-----------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                            49,810              956,449
-----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                        50,540            1,104,505
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                   59,804            1,671,550
-----------------------------------------------------------------------------------------------------
Schroders PLC (Brokerage & Asset Managers)                                34,200              382,834
-----------------------------------------------------------------------------------------------------
Signet Group PLC (Specialty Stores)*                                     211,380              366,758
-----------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Medical Equipment)*                                   70,960              545,639
-----------------------------------------------------------------------------------------------------
St. Jame's Place Capital PLC (Insurance)                                 161,650              445,417
-----------------------------------------------------------------------------------------------------
Standard Chartered PLC (Banks & Credit Cos.)*                             48,810              770,813
-----------------------------------------------------------------------------------------------------
Taylor & Francis Group PLC (Printing & Publishing)                        38,680              362,373
-----------------------------------------------------------------------------------------------------
Unilever PLC (Food & Non-Alcoholic Beverages)*                           103,210              897,602
-----------------------------------------------------------------------------------------------------
United Utilities PLC (Utilities - Electric Power)*                       119,400              615,331
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)*                            856,440            1,969,014
-----------------------------------------------------------------------------------------------------
Wolfson Microelectronics PLC (Electronics)*                               71,030              342,202
-----------------------------------------------------------------------------------------------------
WPP Group PLC (Broadcast & Cable TV)                                      53,260              510,890
-----------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                    173,680              925,723
-----------------------------------------------------------------------------------------------------
                                                                                          $22,409,608
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $83,048,962
-----------------------------------------------------------------------------------------------------

U.S. Stocks - 1.0%
-----------------------------------------------------------------------------------------------------
Business Services - 1.0%
-----------------------------------------------------------------------------------------------------
Manpower, Inc. (Identified Cost, $705,609)                                18,710             $878,248
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $66,187,346)                                               $83,927,210
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.2%
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                      3,597,578           $3,597,578
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 3.0%
-----------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                  $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch, dated 11/28/03, due 12/01/03, total to be
received $2,594,220 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account),
at Cost                                                                   $2,594           $2,594,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $72,378,924)                                          $90,118,788
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.1)%                                                    (3,523,321)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $86,595,467
-----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------
This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/03

ASSETS
Investments, at value, including $3,423,359 of securities on
loan (identified cost, $72,378,924)                                $90,118,788
-----------------------------------------------------------------------------------------------------
Cash                                                                     7,947
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $8,002)                     7,964
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      1,840,506
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      1,162,477
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      121,701
-----------------------------------------------------------------------------------------------------
Other assets                                                               752
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $93,260,135
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                   $2,800,442
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     164,328
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                           3,597,578
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         8,506
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            5,216
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           6,977
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  81,621
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $6,664,668
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $86,595,467
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                    $89,785,764
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        17,748,397
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (20,549,458)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (389,236)
-----------------------------------------------------------------------------------------------------
Total                                                                                     $86,595,467
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   5,629,549
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                       $45,137,654
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,890,708
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.61
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$15.61)                                                  $16.39
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $35,146,979
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,319,365
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.15
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                        $6,310,811
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   419,475
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.04
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                            $22.82
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     1.374
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $16.61
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 11/30/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                            $548,013
-----------------------------------------------------------------------------------------------------
  Interest                                                               17,825
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (52,058)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                      $513,780
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $370,964
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,714
-----------------------------------------------------------------------------------------------------
  Shareholder servicing cost                                             87,042
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                100,372
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                159,452
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 20,679
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      1,884
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          80,737
-----------------------------------------------------------------------------------------------------
  Printing                                                               30,327
-----------------------------------------------------------------------------------------------------
  Postage                                                                 7,283
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          20,124
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              1,024
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          39,192
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $920,794
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    $(878)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (28,177)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $891,739
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(377,959)
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $4,898,533
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          (1,069)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $4,897,464
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                        $9,625,157
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             3,866
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                                $9,629,023
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                  $14,526,487
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $14,148,528
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                      11/30/03                 5/31/03
                                                                    (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                                 $(377,959)                $(193,316)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               4,897,464                (9,691,244)
-------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                         9,629,023                 3,003,356
------------------------------------------------------------   --------------          ----------------
Increase (decrease) in net assets from operations                 $14,148,528               $(6,881,204)
------------------------------------------------------------   --------------          ----------------
Net decrease in net assets from fund share transactions           $(3,122,349)              $(1,340,618)
------------------------------------------------------------   --------------          ----------------
Total increase (decrease) in net assets                           $11,026,179               $(8,221,822)
------------------------------------------------------------   --------------          ----------------

NET ASSETS

At beginning of period                                            $75,569,288               $83,791,110
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $389,236 and $11,277, respectively)                            $86,595,467               $75,569,288
--------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                          SIX MONTHS                                 YEAR ENDED 5/31
                                             ENDED         --------------------------------------------------------------------
CLASS A                                    11/30/03          2003             2002           2001           2000           1999
                                          (UNAUDITED)

Net asset value, beginning of period       $13.02          $14.22           $15.48         $19.19         $15.16         $17.78
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)          $(0.05)         $(0.00)+++       $(0.04)        $(0.08)         $0.05          $0.01
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.64           (1.20)           (1.22)         (2.24)          3.98          (2.20)
--------------------------------------   --------      ----------       ----------     ----------     ----------     ----------
Total from investment operations            $2.59          $(1.20)          $(1.26)        $(2.32)         $4.03         $(2.19)
--------------------------------------   --------      ----------       ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                  $--             $--              $--         $(0.06)           $--            $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --              --               --          (1.32)            --          (0.43)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --              --               --          (0.01)            --             --
-------------------------------------------------      ----------       ----------     ----------     ----------     ----------
Total distributions declared to
shareholders                                  $--             $--              $--         $(1.39)           $--         $(0.43)
--------------------------------------   --------      ----------       ----------     ----------     ----------     ----------
Net asset value, end of period             $15.61          $13.02           $14.22         $15.48         $19.19         $15.16
--------------------------------------   --------      ----------       ----------     ----------     ----------     ----------
Total return (%)(+)                         20.06++         (8.57)           (8.07)        (12.54)         26.58         (12.30)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 5/31
                                             ENDED         --------------------------------------------------------------------
CLASS A (CONTINUED)                        11/30/03           2003          2002            2001            2000           1999
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   2.11+           2.16           2.06           2.01             2.04           2.01
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.75)+         (0.03)         (0.30)         (0.47)            0.31           0.09
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             61              87            127             84              110            100
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $45,138         $42,544        $42,084        $49,797          $60,133        $43,678
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.06)         $(0.01)        $(0.05)            --               --             --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   2.18+           2.23           2.13             --               --             --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.82)+         (0.10)         (0.37)            --               --             --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 5/31
                                             ENDED         --------------------------------------------------------------------
CLASS B                                    11/30/03           2003           2002           2001           2000           1999
                                          (UNAUDITED)

Net asset value, beginning of period       $12.66           $13.91         $15.21         $18.89         $15.01         $17.71
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                   $(0.09)          $(0.07)        $(0.11)        $(0.17)        $(0.04)        $(0.07)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.58            (1.18)         (1.19)         (2.19)          3.92          (2.20)
--------------------------------------   --------      -----------     ----------     ----------     ----------     ----------
Total from investment operations            $2.49           $(1.25)        $(1.30)        $(2.36)         $3.88         $(2.27)
--------------------------------------   --------      -----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions           $--              $--            $--         $(1.32)           $--         $(0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $15.15           $12.66         $13.91         $15.21         $18.89         $15.01
--------------------------------------   --------      -----------     ----------     ----------     ----------     ----------
Total return (%)                            19.67++          (8.99)         (8.55)        (12.93)         25.85         (12.80)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                   2.62+            2.66           2.56           2.51           2.54           2.51
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (1.27)+          (0.55)         (0.80)         (0.97)         (0.21)         (0.42)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             61               87            127             84            110            100
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $35,147          $29,341        $37,337        $44,600        $53,764        $41,959
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.09)          $(0.07)        $(0.12)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                   2.69+            2.73           2.63             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (1.34)+          (0.62)         (0.87)            --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 5/31
                                            ENDED          --------------------------------------------------------------------
CLASS C                                    11/30/03            2003           2002           2001             2000          1999
                                         (UNAUDITED)

Net asset value, beginning of period       $12.57            $13.81         $15.10         $18.79           $14.93        $17.62
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)         $(0.08)           $(0.06)        $(0.11)        $(0.17)           $0.01        $(0.07)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  2.55             (1.18)         (1.18)         (2.19)            3.85         (2.19)
--------------------------------------   -------       -----------     ----------     ----------       ----------     ---------
Total from investment operations           $2.47            $(1.24)        $(1.29)        $(2.36)           $3.86        $(2.26)
--------------------------------------   -------       -----------     ----------     ----------       ----------     ---------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                 $--               $--            $--         $(0.01)             $--           $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                --                --             --          (1.32)              --         (0.43)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                      --                --             --          (0.00)+++           --            --
--------------------------------------   -------       -----------     ----------     ----------       ----------     ---------
Total distributions declared to
shareholders                                 $--               $--            $--         $(1.33)             $--        $(0.43)
--------------------------------------   -------       -----------     ----------     ----------       ----------     ---------
Net asset value, end of period            $15.04            $12.57         $13.81         $15.10           $18.79        $14.93
--------------------------------------   -------       -----------     ----------     ----------       ----------     ---------
Total return (%)                           19.73++           (8.98)         (8.54)        (12.98)           25.94        (12.87)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                  YEAR ENDED 5/31
                                            ENDED         ---------------------------------------------------------------------
CLASS C (CONTINUED)                       11/30/03           2003           2002           2001             2000           1999
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                  2.62+            2.66           2.56           2.51             2.54           2.51
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               (1.26)+          (0.54)         (0.80)         (0.97)            0.04          (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            61               87            127             84              110            100
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $6,311           $3,685         $4,370         $5,364           $5,756         $3,608
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                       $(0.09)          $(0.07)        $(0.12)            --               --             --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  2.69+            2.73           2.63             --               --             --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (1.33)+          (0.61)         (0.87)            --               --             --
--------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                                  YEAR ENDED 5/31
                                         ENDED        -------------------------------------------------------------------------
CLASS I                                11/30/03             2003              2002           2001           2000           1999
                                      (UNAUDITED)

Net asset value,
beginning of period                     $13.75            $14.83            $15.69         $19.45         $15.26         $17.81
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONST#

  Net investment income (loss)(S)        $0.07            $(0.07)            $0.18         $(0.01)        $(0.07)         $0.10
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                        2.79             (1.01)            (1.04)         (2.27)          4.26          (2.22)
------------------------------------   -------       -----------        ----------      ---------      ---------      ---------
Total from investment operations         $2.86            $(1.08)           $(0.86)        $(2.28)         $4.19         $(2.12)
------------------------------------   -------       -----------        ----------      ---------      ---------      ---------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $--               $--               $--         $(0.16)           $--            $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                     --                --                --          (1.32)            --          (0.43)
------------------------------------   -------       -----------        ----------      ---------      ---------      ---------
Total distributions declared to
shareholders                               $--               $--               $--         $(1.48)           $--         $(0.43)
------------------------------------   -------       -----------        ----------      ---------      ---------      ---------
Net asset value, end of period          $16.61            $13.75            $14.83         $15.69         $19.45         $15.26
------------------------------------   -------       -----------        ----------      ---------      ---------      ---------
Total return (%)                         20.80++           (7.22)            (6.68)        (11.17)         27.54         (11.94)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                  YEAR ENDED 5/31
                                         ENDED        -------------------------------------------------------------------------
CLASS I (CONTINUED)                    11/30/03             2003              2002           2001           2000           1999
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                0.00+             1.73###           1.56           1.51           1.59           1.51
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              1.00+            (0.54)             1.23          (0.08)         (0.40)          0.65
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          61                87               127             84            110            100
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $--+++            $--+++            $--+++         $--+++         $--+++        $128
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its management fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)             $0.07            $(0.08)            $0.17             --             --             --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                0.00+             1.80###           1.63             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              0.93+            (0.62)             1.16             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
  + Annualized.
 ++ Not annualized.
+++ Class I net assets were less than $500. Class I expense ratio is less than 0.005%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The fund values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended November 30, 2003, the fund's custodian fees were reduced by $478 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended November 30, 2003, the fund's miscellaneous expenses were reduced by $400 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for passive foreign investment companies, currency transactions and capital losses.

The fund paid no distributions for the years ended May 31, 2003 and May 31, 2002.

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

     Capital loss carryforward                           $(20,097,406)
     -----------------------------------------------------------------
     Unrealized appreciation                                6,985,766
     -----------------------------------------------------------------
     Other temporary differences                           (4,227,185)
     -----------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

     EXPIRATION DATE
     May 31, 2009                                          $(619,236)
     ----------------------------------------------------------------
     May 31, 2010                                        (12,223,633)
     ----------------------------------------------------------------
     May 31, 2011                                         (7,254,537)
     ----------------------------------------------------------------
     Total                                              $(20,097,406)
     ----------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets            0.975%
          ----------------------------------------------------------
          Average net assets in excess of $500 million        0.925%
          ----------------------------------------------------------

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee effective October 31, 2001, may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the six months ended November 30, 2003 were 0.90% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $405 for inactive trustees for the six months ended November 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $6,030 for the six months ended November 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                     CLASS A         CLASS B         CLASS C

Distribution Fee                       0.25%           0.75%           0.75%
------------------------------------------------------------------------------
Service Fee                            0.25%           0.25%           0.25%
------------------------------------------------------------------------------
Total Distribution Plan                0.50%           1.00%           1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended November 30, 2003, amounted to:

                                     CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD           $1,956             $90            $129
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended November 30, 2003, were as follows:

                                     CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates      0.50%           1.00%           1.00%
------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November 30, 2003, were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed           $620    $21,768       $387
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $41,896 for the six months ended November 30, 2003. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $45,064 for the six months ended November 30, 2003.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $45,137,746 and $47,233,999, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                      $73,512,532
     ----------------------------------------------------------------
     Gross unrealized appreciation                       $17,293,394
     ----------------------------------------------------------------
     Gross unrealized depreciation                          (687,138)
     ----------------------------------------------------------------
     Net unrealized appreciation                         $16,606,256
     ----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Six months ended                         Year ended
                                               11/30/03                               5/31/03
                                      SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                            3,812,702         $53,305,552          7,161,386         $87,113,226
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (4,190,627)        (58,402,652)        (6,851,370)        (83,814,997)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (377,925)        $(5,097,100)           310,016          $3,298,229
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              504,415          $7,158,307            489,426          $5,863,707
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (501,925)         (7,068,941)          (857,306)        (10,224,784)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                    2,490             $89,366           (367,880)        $(4,361,077)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              201,139          $2,893,750            219,629          $2,632,608
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (74,735)         (1,008,340)          (242,976)         (2,923,577)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  126,404          $1,885,410            (23,347)          $(290,969)
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                1.374              $20.00             11,825            $151,000
--------------------------------------------------------------------------------------------------------------
Shares reacquired                         (3.109)             (44.71)           (11,829)           (137,801)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (1.735)            $(24.71)                (4)            $13,199
--------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $250 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) SUBSEQUENT EVENT

The fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 days following the acquisition (either by purchase or exchange) of fund shares made on or after December 8, 2003. See prospectus for details.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the fund, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the fund.

---------------------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
---------------------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust II, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years'
duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company,                Private investor; Rockefeller Financial Services, Inc.
Chairman                                                 (investment advisers), Chairman and
                                                         Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                    LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services Company,                Trustee
Chief Executive Officer and Director                     Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59)                        WILLIAM J. POORVU (born 04/10/35)
Trustee                                                  Trustee
Massachusetts Financial Services Company,                Private investor; Harvard University Graduate School
President, Chief Investment Officer and Director         of Business Administration, Class of 1961 Adjunct
                                                         Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37)
Trustee                                                  J. DALE SHERRATT (born 09/23/38)
Brigham and Women's Hospital, Chief of Cardiac           Trustee
Surgery; Harvard Medical School, Professor of Surgery    Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company                 products), Chief Executive Officer (until May 2001)
(video franchise), Vice Chairman
                                                         ELAINE R. SMITH (born 04/25/46)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Independent health care industry consultant
Private investor; KeySpan Corporation (energy
related services), Director; Eastern Enterprises         WARD SMITH (born 09/13/30)
(diversified services company), Chairman, Trustee        Trustee
and Chief Executive Officer (until November 2000)        Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act)
    which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk                  RICHARD M. HISEY (born 08/29/58)
Massachusetts Financial Services Company, Senior         Treasurer
Vice President and Associate General Counsel             Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
STEPHEN E. CAVAN (born 11/06/53)                         York, Senior Vice President (September 2000 to
Secretary and Clerk                                      July 2002); Lexington Global Asset Managers,
Massachusetts Financial Services Company, Senior         Inc., Executive Vice President and Chief Financial
Vice President, General Counsel and Secretary            Officer (prior to September 2000); Lexington Funds,
                                                         Treasurer (prior to September 2000)
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company,
Harriman & Co., Senior Vice President (November          Vice President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1,
2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                          CUSTODIAN
Massachusetts Financial Services Company                    State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                  225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
Barry P. Dargan(1)

(1)MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              FGF-SEM-1/04 22M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 11/30/03

MFS(R) INTERNATIONAL VALUE FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE FUND

The fund seeks long-term growth of capital with a secondary objective to seek reasonable current income.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------
MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     27
----------------------------------------------------
TRUSTEES AND OFFICERS                             35
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       37
----------------------------------------------------
CONTACT INFORMATION                               38
----------------------------------------------------
ASSET ALLOCATION                                  39

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Markets around the world were buoyed over the period by clear signs of recovery, especially in the United States and, to a lesser extent, in Japan and Europe. Worldwide monetary policy was conducive to growth as central banks sought to stimulate economic expansion by keeping interest rates low. We started to see a pickup in capital spending in the United States, improved consumer and business confidence throughout the world, and an increase in consumer spending in Europe.

Overall improvement in the global economy helped to drive market rallies that began in mid-March 2003 and lasted, with only a few pauses, through the end of November 2003. Largely left behind were concerns about an uncertain global political climate and sluggish economic conditions. In our view, investors, like consumers, became more optimistic about the future and aggressively moved into higher-risk, more economically sensitive securities and out of more conservative holdings.

DETRACTORS FROM PERFORMANCE

Throughout the period, the fund was overweighted in consumer staples stocks, and that position held back returns when investors turned toward more economically sensitive groups. Tobacco companies Altadis and Imperial Tobacco were among the weaker performers in the consumer staples group.

The fund's underweighting in both financial services and technology stocks also detracted from fund performance. Although the fund received strong returns from firms such as Anglo Irish Bank, Depfa Bank, and Aeon Credit Services, it was hurt by its positions in Danske Bank and Bank of Ireland. In addition, we decided not to invest in Japanese bank stocks because we considered them to be too speculative. However, those stocks appreciated sharply during the period, especially when the Japanese government provided substantial monetary aid to some of that country's more troubled banks.

An underweighting in technology, one of the strongest-performing sectors for the period, also detracted from performance. In addition, returns from some of the stocks we owned lagged returns for sector.

The fund's cash position, although it averaged less than 5% of assets over the period, was also a detractor from relative performance. In a period when global markets rose sharply, any cash hurt performance against the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index which, like most market indices, has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selections in the retail sector contributed the strongest relative returns for the period. In our view, the performance for the sector reflects generally strong levels of consumer spending worldwide. Fast Retailing experienced solid sales gains buoyed by increased spending by Japanese shoppers. Returns from Burberry mirrored gains being made among luxury goods retailers.

Utilities and communications stocks were the second best-performing group for the period, including KDDI in Japan, Fortum in Finland, and Huaneng Power in China. KDDI's stock price rose as a result of its cost-cutting efforts and investors' apparent focus on the company's potential for better profit margins. Fortum is a Nordic power producer/distributor, primarily of hydroelectric power. The company experienced strong quarterly results based on high electricity prices, cost cutting efforts, and its debt repayment. Huaneng's stock price climbed as Chinese demand for power continued to expand.

Other positions that contributed positively to performance included British Easy Jet, a low-cost, well-run airline, and William Hill, a company that runs a chain of betting shops in the United Kingdom.

    Respectfully,

/s/ Barnaby Wiener

    Barnaby Wiener
    Portfolio Manager

Notes to Shareholders: Effective April 1, 2004, the maximum sales charge on purchases for Class A shares will be increased to 5.75%. If this increase had been in effect through the date shown, the average annual returns including sales charge quoted would have been lower. Effective January 15, 2003, Barnaby Wiener became a manager of the fund. Prior to May 1, 2003, Frederick J. Simmons was also a co-manager of the fund.

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                    Class
    Share         inception
    class           date         6-mo      1-yr     3-yr     5-yr     Life*
----------------------------------------------------------------------------
      A           10/24/95        --       22.35%   -0.25%    2.37%    4.88%
----------------------------------------------------------------------------
      B           10/24/95        --       21.75%   -0.75%    1.87%    4.37%
----------------------------------------------------------------------------
      C            7/1/96         --       21.76%   -0.76%    1.85%    4.38%
----------------------------------------------------------------------------
      I            1/2/97         --       23.04%    0.23%    2.88%    5.28%
----------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
----------------------------------------------------------------------------
Average international fund+     18.35%     21.65%   -4.99%    0.29%    3.96%
----------------------------------------------------------------------------
Lipper International Fund
Index+                          19.38%     23.26%   -2.81%    1.28%    5.10%
----------------------------------------------------------------------------
Morgan Stanley Capital
International EAFE Index#       20.41%     24.75%   -3.86%   -0.47%    3.43%
----------------------------------------------------------------------------

----------------------
Average annual
with sales charge
----------------------

----------------------------------------------------------------------------
      A                           --       16.54%   -1.86%    1.38%    4.25%
----------------------------------------------------------------------------
      B                           --       17.75%   -1.70%    1.51%    4.37%
----------------------------------------------------------------------------
      C                           --       20.76%   -0.76%    1.85%    4.38%
----------------------------------------------------------------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

----------------------------------------------------------------------------
      A                         14.31%     22.35%   -0.76%   12.42%   47.12%
----------------------------------------------------------------------------
      B                         14.10%     21.75%   -2.24%    9.71%   41.37%
----------------------------------------------------------------------------
      C                         14.08%     21.76%   -2.28%    9.61%   41.54%
----------------------------------------------------------------------------
      I                         14.52%     23.04%    0.70%   15.26%   51.69%
----------------------------------------------------------------------------

  Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, October 24, 1995, through November 30, 2003. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - a commonly used measure of the international stock market.

LIPPER INTERNATIONAL FUND INDEX - measures the performance of international equity funds.

It is not possible to invest directly in an index.
NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

The fund will charge a 2% redemption fee on proceeds from Class A shares redeemed (either by redeeming or exchanging) within 30 days of acquiring (either by purchasing or exchanging) fund shares. This policy applies only to shares purchased on or after December 8, 2003. The redemption fee is expected to apply to Class B shares approximately the end of the third quarter of 2004. See the prospectus for complete details.

Performance for class I shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for class C shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting these countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Foreign Stocks - 96.4%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Australia - 1.6%
-----------------------------------------------------------------------------------------------------
APN News & Media Ltd. (Printing & Publishing)*                          259,674              $723,966
-----------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd. (Banks &
Credit Cos.)*                                                            68,057               828,948
-----------------------------------------------------------------------------------------------------
                                                                                           $1,552,914
-----------------------------------------------------------------------------------------------------
Austria - 0.7%
-----------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG (Steel)                                               3,930              $254,281
-----------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks &
Credit Cos.)                                                              3,860               441,338
-----------------------------------------------------------------------------------------------------
                                                                                             $695,619
-----------------------------------------------------------------------------------------------------
Belgium - 1.0%
-----------------------------------------------------------------------------------------------------
Fortis (Banks & Credit Cos.)                                             52,500              $982,595
-----------------------------------------------------------------------------------------------------

Canada - 1.5%
-----------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroad & Shipping)                      12,338              $732,261
-----------------------------------------------------------------------------------------------------
EnCana Corp. (Natural Gas - Pipeline)                                     8,700               318,223
-----------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Oils)*                                             8,880               452,347
-----------------------------------------------------------------------------------------------------
                                                                                           $1,502,831
-----------------------------------------------------------------------------------------------------
China - 0.3%
-----------------------------------------------------------------------------------------------------
Huaneng Power International, Inc. (Utilities - Electric
Power)                                                                  190,000              $281,436
-----------------------------------------------------------------------------------------------------

Denmark - 1.7%
-----------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Cos.)                                        79,950            $1,695,058
-----------------------------------------------------------------------------------------------------

Finland - 1.3%
-----------------------------------------------------------------------------------------------------
Fortum Oyj (Energy - Independent)                                       128,700            $1,289,305
-----------------------------------------------------------------------------------------------------

France - 9.0%
-----------------------------------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                                           13,940              $805,285
-----------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Banks & Credit Cos.)                               54,559             1,191,320
-----------------------------------------------------------------------------------------------------
France Telecom S.A. (Telephone Services)                                 54,760             1,412,514
-----------------------------------------------------------------------------------------------------
Renault Regie Nationale (Automobiles)                                    11,400               758,398
-----------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                                  8,698               589,602
-----------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                   54,400               943,099
-----------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Energy - Integrated)                               38,052             3,073,460
-----------------------------------------------------------------------------------------------------
                                                                                           $8,773,678
-----------------------------------------------------------------------------------------------------
Germany - 3.6%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                 28,510            $1,256,345
-----------------------------------------------------------------------------------------------------
Linde AG (Specialty Chemicals)                                            8,000               387,279
-----------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                     915               473,194
-----------------------------------------------------------------------------------------------------
Schering AG (Pharmaceuticals)                                            20,510             1,032,505
-----------------------------------------------------------------------------------------------------
Schwarz Pharma AG (Pharmacueticals)                                      17,850               373,701
-----------------------------------------------------------------------------------------------------
                                                                                           $3,523,024
-----------------------------------------------------------------------------------------------------
Greece - 0.8%
-----------------------------------------------------------------------------------------------------
Cosmote S.A. (Telephone Services)                                        35,750              $444,352
-----------------------------------------------------------------------------------------------------
Greek Organization of Football Prognostics (Gaming & Lodging)            28,140               361,242
-----------------------------------------------------------------------------------------------------
                                                                                             $805,594
-----------------------------------------------------------------------------------------------------
Hong Kong - 1.4%
-----------------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                       275,000              $566,736
-----------------------------------------------------------------------------------------------------
Hong Kong Electric Holdings Ltd. (Utilities - Electric
Power)                                                                  195,000               783,642
-----------------------------------------------------------------------------------------------------
                                                                                           $1,350,378
-----------------------------------------------------------------------------------------------------
Hungary - 0.3%
-----------------------------------------------------------------------------------------------------
OTP Bank Rt., ADR (Banks & Credit Cos.)*                                 13,360              $323,980
-----------------------------------------------------------------------------------------------------

India - 0.3%
-----------------------------------------------------------------------------------------------------
Bajaj Auto Ltd., GDR (Automotive)                                        14,500              $303,485
-----------------------------------------------------------------------------------------------------

Indonesia - 0.2%
-----------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia (Banks & Credit Cos.)*                          1,606,500              $198,333
-----------------------------------------------------------------------------------------------------

Ireland - 3.9%
-----------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Cos.)*                       54,970              $747,217
-----------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Cos.)                                   124,380             1,551,939
-----------------------------------------------------------------------------------------------------
Depfa Bank PLC (Banks & Credit Cos.)                                      4,270               490,265
-----------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Cos.)                         47,120               664,372
-----------------------------------------------------------------------------------------------------
IAWS Group (Specialty Chemicals)                                         36,020               404,060
-----------------------------------------------------------------------------------------------------
                                                                                           $3,857,853
-----------------------------------------------------------------------------------------------------
Italy - 3.3%
-----------------------------------------------------------------------------------------------------
Eni S.p.A (Energy - Integrated)                                          83,590            $1,426,083
-----------------------------------------------------------------------------------------------------
Italcementi di Risp (Home Construction)                                  93,320               687,438
-----------------------------------------------------------------------------------------------------
Ras S.p.A (Insurance)                                                    29,050               468,072
-----------------------------------------------------------------------------------------------------
Telecom Italia Mobile S.p.A. (Wireless Communications)                  133,114               685,128
-----------------------------------------------------------------------------------------------------
                                                                                           $3,266,721
-----------------------------------------------------------------------------------------------------
Japan - 14.8%
-----------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd. (Banks & Credit Cos.)                       9,700              $413,633
-----------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                    90,000               787,289
-----------------------------------------------------------------------------------------------------
CANON, INC. (PC & Peripheral)                                            22,000             1,016,482
-----------------------------------------------------------------------------------------------------
Chiba Bank (Banks & Credit Cos.)                                        170,000               690,773
-----------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                        64,800               875,716
-----------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Banks & Credit Cos.)                            29,000               609,049
-----------------------------------------------------------------------------------------------------
Drake Beam Morin Japan (Business Services)                               14,900               413,605
-----------------------------------------------------------------------------------------------------
East Japan Railway Co. (Railroad & Shipping)                                 36               164,361
-----------------------------------------------------------------------------------------------------
Fast Retailing Co. (Specialty Stores)                                     9,600               566,279
-----------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                             36,100               500,386
-----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                       36,800             1,505,401
-----------------------------------------------------------------------------------------------------
JACCS Co., Ltd. (Banks & Credit Cos.)                                    94,000               317,582
-----------------------------------------------------------------------------------------------------
Japan Telecom Holdings Co., Ltd. (Telephone Services)                       256               647,509
-----------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                             196             1,021,924
-----------------------------------------------------------------------------------------------------
Lawson Inc. (Specialty Stores)                                            7,500               271,196
-----------------------------------------------------------------------------------------------------
Nippondenso Company (Automotive)                                         32,000               597,544
-----------------------------------------------------------------------------------------------------
Takeda Chemical Industries Co. (Pharmaceuticals)                          6,700               256,951
-----------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                   54,300               842,402
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Natural Gas Distribution)                          455,000             1,558,006
-----------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automotive)                                          22,800               684,947
-----------------------------------------------------------------------------------------------------
Impact 21 Co., Ltd. (Business Services)                                  24,900               450,185
-----------------------------------------------------------------------------------------------------
Seiko Epson Corp. (Electronics)                                           7,900               300,087
-----------------------------------------------------------------------------------------------------
                                                                                          $14,491,307
-----------------------------------------------------------------------------------------------------
Luxembourg - 0.4%
-----------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                         15,270              $417,176
-----------------------------------------------------------------------------------------------------

Mexico - 0.7%
-----------------------------------------------------------------------------------------------------
Grupo Financiero Banorte, S.A. de C.V. (Banks & Credit Cos.)             77,200              $254,714
-----------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa, S.A. de C.V. (Banks & Credit Cos.)            351,010               378,854
-----------------------------------------------------------------------------------------------------
                                                                                             $633,568
-----------------------------------------------------------------------------------------------------
Netherlands - 3.1%
-----------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Brokerage & Asset Managers)*                      33,220              $731,751
-----------------------------------------------------------------------------------------------------
Akzo Nobel N.V. (Specialty Chemicals)                                    12,504               434,148
-----------------------------------------------------------------------------------------------------
Euronext N.V. (Banks & Credit Cos.)                                      10,310               247,265
-----------------------------------------------------------------------------------------------------
Fugro N.V. (Oil Services)*                                                8,530               526,532
-----------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telephone Services)                                74,680               585,966
-----------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                        16,587               517,208
-----------------------------------------------------------------------------------------------------
                                                                                           $3,042,870
-----------------------------------------------------------------------------------------------------
New Zealand - 0.8%
-----------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand, Ltd. (Telephone Services)*                225,400              $749,779
-----------------------------------------------------------------------------------------------------

Norway - 1.3%
-----------------------------------------------------------------------------------------------------
DNB Holding ASA (Banks & Credit Cos.)                                   201,500            $1,217,540
-----------------------------------------------------------------------------------------------------

Russia - 0.4%
-----------------------------------------------------------------------------------------------------
YUKOS Corp., ADR (Energy - Independent)                                   9,080              $417,680
-----------------------------------------------------------------------------------------------------

Singapore - 1.7%
-----------------------------------------------------------------------------------------------------
MobileOne Asia Ltd. (Wireless - Communications)                         740,000              $631,103
-----------------------------------------------------------------------------------------------------
Singapore Post (Trucking)                                             1,112,000               445,148
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                  534,000               554,556
-----------------------------------------------------------------------------------------------------
                                                                                           $1,630,807
-----------------------------------------------------------------------------------------------------
South Korea - 2.0%
-----------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                     15,200              $576,615
-----------------------------------------------------------------------------------------------------
KT&G Corp., GDR (Tobacco)*                                               49,150               452,839
-----------------------------------------------------------------------------------------------------
Samsung Electronics (Electronics)                                         1,260               487,417
-----------------------------------------------------------------------------------------------------
Hanaro Telecom Inc. (Telephone Services)                                146,000               459,116
-----------------------------------------------------------------------------------------------------
                                                                                           $1,975,987
-----------------------------------------------------------------------------------------------------
Spain - 2.7%
-----------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                   28,020              $748,651
-----------------------------------------------------------------------------------------------------
Antena TV S.A. (Broadcast & Cable TV)*                                      377                15,862
-----------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                              26,170               451,809
-----------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                    110,106             1,426,677
-----------------------------------------------------------------------------------------------------
                                                                                           $2,642,999
-----------------------------------------------------------------------------------------------------
Sweden - 3.1%
-----------------------------------------------------------------------------------------------------
Alfa Laval (Machinery & Tools)                                           15,830              $226,532
-----------------------------------------------------------------------------------------------------
Autoliv, Inc. (Automotive)                                               23,430               785,450
-----------------------------------------------------------------------------------------------------
D. Carnegie & Co. AB (Brokerage & Asset Managers)                        49,180               446,380
-----------------------------------------------------------------------------------------------------
Nordea (Banks & Credit Cos.)                                             62,790               415,993
-----------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)*                                             126,000             1,135,286
-----------------------------------------------------------------------------------------------------
                                                                                           $3,009,641
-----------------------------------------------------------------------------------------------------
Switzerland - 9.9%
-----------------------------------------------------------------------------------------------------
Converium Holding AG (Insurance)                                         16,250              $792,838
-----------------------------------------------------------------------------------------------------
Givaudan S.A. (Consumer Goods & Services)                                 2,090               956,585
-----------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcohol Beverages)                                9,607             2,235,743
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                            46,060             1,947,629
-----------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                        8,450               762,382
-----------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                  36,089             2,212,154
-----------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                        12,511               806,614
-----------------------------------------------------------------------------------------------------
                                                                                           $9,713,945
-----------------------------------------------------------------------------------------------------
United Kingdom - 24.6%
-----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Energy - Integrated)                                  63,902            $2,727,976
-----------------------------------------------------------------------------------------------------
Amlin (Insurance)*                                                       77,620               178,119
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                                  18,780               853,504
-----------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)*                                                   61,660               491,649
-----------------------------------------------------------------------------------------------------
Benfield (Insurance)                                                     98,740               433,615
-----------------------------------------------------------------------------------------------------
BG Group PLC (Energy - Independent)                                     103,290               486,948
-----------------------------------------------------------------------------------------------------
Burberry Group (Apparel Manufacturers)                                   86,790               572,452
-----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non Alcohol Beverages)*                   148,120               945,089
-----------------------------------------------------------------------------------------------------
Close Brothers Group PLC (Banks & Credit Cos.)                           45,840               544,709
-----------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)*                                       154,794             1,932,692
-----------------------------------------------------------------------------------------------------
Easy Jet PLC (Airlines)                                                 101,880               489,512
-----------------------------------------------------------------------------------------------------
Hiscox (Insurance)                                                      105,810               258,298
-----------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)*                                    56,130             1,029,474
-----------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Special Products & Services)             26,250               232,926
-----------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                              114,960               902,781
-----------------------------------------------------------------------------------------------------
Kesa Electricals (Specialty Stores)                                      37,099               156,530
-----------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)*                                       92,981               441,550
-----------------------------------------------------------------------------------------------------
Legal & General Group PLC (Insurance)*                                  298,560              $511,594
-----------------------------------------------------------------------------------------------------
Next PLC (General Merchandise)                                           23,360               448,558
-----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)*                       48,894             1,068,533
-----------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                               189,870             1,566,255
-----------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)*                  59,758             1,670,264
-----------------------------------------------------------------------------------------------------
Severn Trent (Utilities - Electric Power)                                40,480               503,673
-----------------------------------------------------------------------------------------------------
St. Jame's Place Capital PLC (Insurance)                                213,920               589,443
-----------------------------------------------------------------------------------------------------
Unilever PLC (Food & Non Alcohol Beverages)*                             80,710               701,923
-----------------------------------------------------------------------------------------------------
United Utilities PLC (Utilities - Electric Power)*                      225,140             1,160,266
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)*                           447,591             1,029,042
-----------------------------------------------------------------------------------------------------
Wellington Underwriter (Insurance)                                      190,240               253,907
-----------------------------------------------------------------------------------------------------
William Hill Organization Ltd. (Gaming & Lodging)                        85,980               578,955
-----------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)*                                  249,880             1,331,873
-----------------------------------------------------------------------------------------------------
                                                                                          $24,092,110
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks (Identified Cost, $79,149,677)                                       $94,438,213
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.6%
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                    5,459,166            $5,459,166
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.0%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Abbey National LLC, due 12/01/03                                         $1,854            $1,854,000
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03                                    566               566,000
-----------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/03                                        528               528,000
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                            $2,948,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $87,556,843)                                         $102,845,379
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.0)%                                                    (4,916,053)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $97,929,326
-----------------------------------------------------------------------------------------------------
* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/03

ASSETS
Investments, at value including $5,475,492 of securities on
loan (identified cost, $87,556,843)                               $102,845,379
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $5,275)                     5,241
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        269,281
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      1,840,158
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      138,778
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $105,098,837
-----------------------------------------------------------------------------------------------------

LIABILITIES
Payable to custodian                                                   $73,985
-----------------------------------------------------------------------------------------------------
Payable for fund shares acquired                                       230,409
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    1,319,619
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                           5,459,166
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                         9,315
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            1,797
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           7,422
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  67,798
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $7,169,511
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $97,929,326
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                    $92,197,380
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        15,294,336
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                               (9,366,109)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (196,281)
-----------------------------------------------------------------------------------------------------
Total                                                                                     $97,929,326
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   5,370,826
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares

  Net assets                                                       $51,597,676
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,795,514
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $18.46
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$18.46)                                                  $19.38
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $31,663,540
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,761,732
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.97
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $10,744,905
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   605,488
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.75
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $3,923,205
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   208,092
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $18.85
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 11/30/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                            $655,271
-----------------------------------------------------------------------------------------------------
  Interest                                                               30,896
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (70,810)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                      $615,357
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $411,218
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,256
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           100,563
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                112,670
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                146,089
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 46,489
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      1,963
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          68,493
-----------------------------------------------------------------------------------------------------
  Printing                                                               36,562
-----------------------------------------------------------------------------------------------------
  Postage                                                                 7,495
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          20,454
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                699
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          48,696
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $1,002,647
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (531)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (31,632)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $970,484
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(355,127)
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $4,678,021
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          (8,906)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $4,669,115
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                        $7,279,662
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            (2,334)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                                $7,277,328
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                  $11,946,443
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $11,591,316
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                SIX MONTHS ENDED            YEAR ENDED
                                                                    11/30/03                 5/31/03
                                                                  (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment gain (loss)                                          $(355,127)                 $200,425
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               4,669,115                (5,119,234)
--------------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                         7,277,328                   924,355
-----------------------------------------------------------------------------               -----------
Increase (decrease) in net assets from operations                 $11,591,316               $(3,994,454)
-----------------------------------------------------------------------------               -----------
Net increase in net assets from fund share transactions           $12,061,330                $5,367,560
-----------------------------------------------------------------------------               -----------
Total increase in net assets                                      $23,652,646                $1,373,106
-----------------------------------------------------------------------------               -----------

NET ASSETS

At beginning of period                                            $74,276,680               $72,903,574
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
and accumulated undistributed net investment income of
$196,281 and $158,846, respectively)                              $97,929,326               $74,276,680
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                         SIX MONTHS                                  YEAR ENDED 5/31
                                            ENDED         ----------------------------------------------------------------------
CLASS A                                    11/30/03         2003           2002             2001           2000          1999
                                         (UNAUDITED)
Net asset value, beginning of period       $16.14          $16.97         $17.64            $20.60         $18.03        $19.01
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)          $(0.05)          $0.08         $(0.02)           $(0.03)         $0.32           $--
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.37           (0.91)         (0.55)            (1.84)          3.17         (0.64)
-------------------------------------     -------          ------         ------            ------         ------        ------
Total from investment operations            $2.32          $(0.83)        $(0.57)           $(1.87)         $3.49        $(0.64)
-------------------------------------     -------          ------         ------            ------         ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                  $--             $--            $--            $(0.15)           $--           $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --              --          (0.10)            (0.35)         (0.92)        (0.34)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --              --             --             (0.12)            --            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --              --             --             (0.47)            --            --
--------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --              --          (0.00)+++            --             --            --
-------------------------------------     -------          ------         ------            ------         ------        ------
Total distributions declared to
shareholders                                  $--             $--         $(0.10)           $(1.09)        $(0.92)       $(0.34)
-------------------------------------     -------          ------         ------            ------         ------        ------
Net asset value, end of period             $18.46          $16.14         $16.97            $17.64         $20.60        $18.03
-------------------------------------     -------          ------         ------            ------         ------        ------
Total return (%)(+)                         14.31++         (4.89)         (3.20)            (9.41)         19.57         (3.45)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                                YEAR ENDED 5/31
                                             ENDED         --------------------------------------------------------------------
CLASS A (CONTINUED)                         11/30/03         2003           2002              2001         2000           1999
                                          (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                   2.09+           2.08           2.06              2.08           2.04          2.11
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.62)+          0.51          (0.11)            (0.17)          1.63          0.02
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39              92             94               104             82            89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $51,598         $39,161        $38,122           $35,742        $33,767       $22,287
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.06)          $0.06         $(0.03)           $(0.04)            --            --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   2.17+           2.16           2.14              2.13             --            --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.70)+          0.43          (0.19)            (0.22)            --            --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                         SIX MONTHS                                  YEAR ENDED 5/31
                                           ENDED         --------------------------------------------------------------------
CLASS B                                   11/30/03          2003            2002             2001          2000          1999
                                        (UNAUDITED)
Net asset value, beginning of period       $15.75          $16.65          $17.39           $20.34         $17.89        $18.96
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)          $(0.09)          $0.00+++       $(0.10)          $(0.13)         $0.20        $(0.10)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.31           (0.90)          (0.54)           (1.82)          3.17         (0.63)
-------------------------------------     -------          ------          ------           ------         ------        ------
Total from investment operations            $2.22          $(0.90)         $(0.64)          $(1.95)         $3.37        $(0.73)
-------------------------------------     -------          ------          ------           ------         ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                  $--             $--             $--           $(0.10)           $--           $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --              --           (0.10)           (0.35)         (0.92)        (0.34)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --              --              --            (0.08)            --            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --              --              --            (0.47)            --            --
--------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --              --           (0.00)+++           --             --            --
-------------------------------------     -------          ------          ------           ------         ------        ------
Total distributions declared to
shareholders                                  $--             $--          $(0.10)          $(1.00)        $(0.92)       $(0.34)
-------------------------------------     -------          ------          ------           ------         ------        ------
Net asset value, end of period             $17.97          $15.75          $16.65           $17.39         $20.34        $17.89
-------------------------------------     -------          ------          ------           ------         ------        ------
Total return (%)                            14.10++         (5.41)          (3.65)           (9.92)         18.97         (3.89)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                                YEAR ENDED 5/31
                                             ENDED         --------------------------------------------------------------------
CLASS B (CONTINUED)                         11/30/03             2003            2002            2001         2000         1999
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                   2.58+           2.58            2.56             2.58           2.53          2.61
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (1.11)+          0.02           (0.60)           (0.67)          1.03         (0.55)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39              92              94              104             82            89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $31,664         $26,608         $27,751          $28,389        $27,390       $23,482
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.10)         $(0.01)         $(0.11)          $(0.14)            --            --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   2.66+           2.66            2.64             2.63             --            --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (1.19)+         (0.06)          (0.68)           (0.72)            --            --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                         SIX MONTHS                                   YEAR ENDED 5/31
                                            ENDED         -------------------------------------------------------------------
CLASS C                                   11/30/03           2003           2002            2001            2000         1999
                                         (UNAUDITED)
Net asset value, beginning of period       $15.55           $16.44         $17.17           $20.15          $17.74       $18.80
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)          $(0.09)           $0.02         $(0.10)          $(0.11)          $0.24       $(0.09)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.29            (0.91)         (0.53)           (1.82)           3.09        (0.63)
-------------------------------------     -------          ------          ------           ------          ------       ------
Total from investment operations            $2.20           $(0.89)        $(0.63)          $(1.93)          $3.33       $(0.72)
-------------------------------------     -------          ------          ------           ------          ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                  $--              $--            $--           $(0.12)            $--          $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --          (0.10)           (0.35)          (0.92)       (0.34)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --             --            (0.11)             --           --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --             --            (0.47)             --           --
--------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --               --          (0.00)+++           --              --           --
-------------------------------------     -------          ------          ------           ------         ------        ------
Total distributions declared to
shareholders                                  $--              $--         $(0.10)          $(1.05)         $(0.92)      $(0.34)
-------------------------------------     -------          ------          ------           ------          ------       ------
Net asset value, end of period             $17.75           $15.55         $16.44           $17.17          $20.15       $17.74
-------------------------------------     -------          ------          ------           ------          ------       ------
Total return (%)                            14.08++          (5.41)         (3.64)           (9.94)          18.90        (3.87)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                   YEAR ENDED 5/31
                                            ENDED           -------------------------------------------------------------------
CLASS C (CONTINUED)                       11/30/03            2003           2002            2001            2000         1999
                                         (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                   2.59+            2.58           2.56             2.60            2.54         2.59
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (1.12)+           0.13          (0.61)           (0.60)           1.24        (0.49)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39               92             94              104              82           89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $10,745           $8,248         $6,573           $6,784          $5,035       $2,545
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.10)           $0.01         $(0.11)          $(0.12)             --           --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   2.67+            2.66           2.64             2.65              --           --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (1.20)+           0.05          (0.69)           (0.65)             --           --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                         SIX MONTHS                                 YEAR ENDED 5/31
                                            ENDED         --------------------------------------------------------------------
CLASS I                                   11/30/03           2003           2002             2001           2000          1999
                                         (UNAUDITED)
Net asset value, beginning of period       $16.45           $17.20         $17.79           $20.77          $18.08       $18.95
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)          $(0.05)           $0.10          $0.12            $0.06           $0.44        $0.07
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   2.45            (0.85)         (0.61)           (1.86)           3.17        (0.60)
-------------------------------------     -------           ------         ------           ------          ------       ------
Total from investment operations            $2.40           $(0.75)        $(0.49)          $(1.80)          $3.61       $(0.53)
-------------------------------------     -------           ------         ------           ------          ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                  $--              $--            $--           $(0.20)            $--          $--
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                 --               --          (0.10)           (0.35)          (0.92)       (0.34)
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income           --               --             --            (0.16)             --           --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --               --             --            (0.47)             --           --
--------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                         --               --          (0.00)+++           --              --           --
-------------------------------------     -------           ------         ------           ------          ------       ------
Total distributions declared to
shareholders                                  $--              $--         $(0.10)          $(1.18)         $(0.92)      $(0.34)
-------------------------------------     -------           ------         ------           ------          ------       ------
Net asset value, end of period             $18.85           $16.45         $17.20           $17.79          $20.77       $18.08
-------------------------------------     -------           ------         ------           ------          ------       ------
Total return (%)                            14.52++          (4.30)         (2.72)           (9.94)          20.19        (2.88)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                           SIX MONTHS                                 YEAR ENDED 5/31
                                              ENDED         -------------------------------------------------------------------
CLASS I (CONTINUED)                         11/30/03              2003           2002          2001           2000         1999
                                           (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                   1.95+            1.58           1.56             1.56            1.54         1.59
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.52)+           0.74           0.77             0.30            2.21         0.40
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             39               92             94              104              82           89
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $3,923             $260           $458              $79             $89          $59
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)               $(0.05)           $0.09          $0.11            $0.05              --           --
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   2.03+            1.66           1.64             1.61              --           --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                (0.60)+           0.66           0.69             0.25              --           --
--------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from directed brokerage and fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The fund values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Becuase developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The tax character of distributions declared for the years ended May 31, 2003 and May 31, 2002 was as follows:

                                          5/31/03              5/31/02
    Distributions declared from:
    ------------------------------------------------------------------
    Long-term capital gain                   $--              $405,782
    ------------------------------------------------------------------
    Tax return of capital                     --                   265
    ------------------------------------------------------------------
    Total distributions declared             $--              $406,047
    ------------------------------------------------------------------

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                            $194,050
    ------------------------------------------------------------------
    Undistributed long-term capital gain                           --
    ------------------------------------------------------------------
    Capital loss carryforward                              (9,943,632)
    ------------------------------------------------------------------
    Post-October capital loss deferral                     (2,922,589)
    ------------------------------------------------------------------
    Post-October currency loss deferral                            --
    ------------------------------------------------------------------
    Unrealized appreciation                                 6,848,005
    ------------------------------------------------------------------
    Other temporary differences                               (35,204)
    ------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on May 31, 2010, ($4,846,192) and May 31, 2011 ($5,097,440).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:
          First $500 million of average net assets            0.975%
          ----------------------------------------------------------
          Average net assets in excess of $500 million        0.925%
          ----------------------------------------------------------

The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee effective
October 1, 2001 may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the six months ended November 30, 2003 were 0.90% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $185 for inactive trustees for the six months ended November 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $10,570 for the six months ended November 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                        CLASS A         CLASS B         CLASS C

Distribution Fee                          0.25%           0.75%           0.75%
--------------------------------------------------------------------------------
Service Fee                               0.25%           0.25%           0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                   0.50%           1.00%           1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended November 30, 2003, amounted to:

                                        CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD                $947             $55            $105
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended November 30, 2003 were as follows:

                                        CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates         0.50%           1.00%           1.00%
--------------------------------------------------------------------------------

Certain Class A, Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November 30, 2003, were as follows:

                                        CLASS A         CLASS B         CLASS C

Contingent Deferred Sales Charges
Imposed                                   $161         $13,057            $890
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $45,426 for the six months ended November 30, 2003. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $17,545 for the six months ended November 30, 2003.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $43,983,801 and $31,375,351, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                    $88,725,846
      --------------------------------------------------------------
      Gross unrealized appreciation                     $15,812,123
      --------------------------------------------------------------
      Gross unrealized depreciation                      (1,692,590)
      --------------------------------------------------------------
      Net unrealized appreciation                       $14,119,533
      --------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Period ended                           Year ended
                                                 11/30/03                               5/31/03
                                        SHARES             AMOUNT             SHARES              AMOUNT

CLASS A SHARES

Shares sold                            1,210,663         $20,282,392          2,945,535         $44,289,907
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                 --                  --                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (841,882)        (14,100,258)        (2,765,322)        (41,166,311)
------------------------------------------------------------------------------------------------------------
Net increase                             368,781          $6,182,134            180,213          $3,123,596
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              324,105          $5,393,344            655,621          $9,731,558
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                 --                  --                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (251,575)         (4,235,741)          (633,535)         (9,209,251)
------------------------------------------------------------------------------------------------------------
Net increase                              72,530          $1,157,603             22,086            $522,307
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              159,765          $2,616,286            369,524          $5,351,926
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                 --                  --                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (84,556)         (1,375,205)          (239,108)         (3,460,809)
------------------------------------------------------------------------------------------------------------
Net increase                              75,209          $1,241,081            130,416          $1,891,117
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              240,529          $4,297,679             39,673            $627,834
------------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of
distributions                                 --                  --                 --                  --
------------------------------------------------------------------------------------------------------------
Shares reacquired                        (48,228)           (817,167)           (50,543)           (797,294)
------------------------------------------------------------------------------------------------------------
Net increase                             192,301          $3,480,512           (10,870)          $(169,460)
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended November 30, 2003, was $282. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the fund, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the fund.

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59)                  RICHARD M. HISEY (born 08/29/58)
Assistant Secretary and Assistant Clerk                  Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President and Associate General Counsel             Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
                                                         July 2002); Lexington Global Asset Managers, Inc.,
STEPHEN E. CAVAN (born 11/06/53)                         Executive Vice President and Chief Financial
Secretary and Clerk                                      Officer (prior to September 2000); Lexington
Massachusetts Financial Services Company, Senior         Funds, Treasurer (prior to September 2000)
Vice President, General Counsel and Secretary
                                                         ELLEN MOYNIHAN (born 11/13/57)
                                                         Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)                     Massachusetts Financial Services Company, Vice
Assistant Treasurer                                      President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60)
Harriman & Co., Senior Vice President (November          Assistant Treasurer
2002 to April 2003); ING Groep N.V./Aeltus               Massachusetts Financial Services Company, Senior
Investment Management, Senior Vice President             Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.                              JP Morgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741               One Chase Manhattan Plaza
                                                         New York, NY 10081
PORTFOLIO MANAGER
Barnaby Wiener(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

[Graphic Omitted]
500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              FGI-SEM-1/04 21M

MFS(R) Mutual Funds
SEMIANNUAL REPORT 11/30/03

MFS(R) CONSERVATIVE ALLOCATION FUND
MFS(R) MODERATE ALLOCATION FUND
MFS(R) GROWTHS ALLOCATION FUND
MFS(R) AGGRESIVE GROWTH ALLOCATION FUND

[graphic omitted]

A path for pursuing opportunity
                                                                 [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE    NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) CONSERVATIVE ALLOCATION FUND
The fund seeks current income, and secondarily long-term growth of capital.

MFS(R) MODERATE ALLOCATION FUND
The fund seeks long-term growth of capital and current income.

MFS(R) GROWTH ALLOCATION FUND
The fund seeks long-term growth of capital, and secondarily current income.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
The fund seeks long-term growth of capital.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                6
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          15
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     36
----------------------------------------------------
TRUSTEES AND OFFICERS                             42
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       43
----------------------------------------------------
CONTACT INFORMATION                               44

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

Which means, when you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o   global asset management expertise across all asset classes

o   time-tested money management process for pursuing consistent results

o   full spectrum of investment products backed by MFS Original Research(R)

o   resources and services that match real-life needs

INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

INVESTMENT SELECTION FOR MFS ASSET ALLOCATION FUNDS

Asset allocation is the process of combining asset classes such as stocks, bonds, and cash in a portfolio in order to meet your investment goals. The MFS Asset Allocation Funds seek to provide access to a broadly diversified, professionally managed portfolio of underlying MFS Funds in a single investment.

Each of the MFS Asset Allocation Funds is targeted to a distinct risk level: conservative, moderate, growth, and aggressive growth. We built the portfolios using the following four-step process.

1. RISK MEASUREMENT We first quantified asset class risk, defined as historical return volatility, of stocks and bonds and the degree to which they move together.

2. PORTFOLIO CONSTRUCTION Our next step was to identify asset class combinations that maximize long-term historical return for all risk levels.

3. ALLOCATION DETERMINATION We then identified risk points appropriate for conservative, moderate, growth, and aggressive growth investors.

4. UNDERLYING FUND SELECTION Our last step was to select appropriate underlying investments from the MFS Family of Funds(R). In making our stock fund choices, we diversified our selections by geography and the size of the companies in which the underlying fund invests. We also made sure that both growth and value funds were included. The underlying bond funds represent different sectors of the bond market, namely government securities, investment grade bonds, and high yield bonds. The weightings assigned to our more aggressive funds increase as the risk level for the portfolio increases.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Markets around the world were buoyed over the period by clear signs of recovery, especially in the United States and, to a lesser extent, in Japan and Europe. Worldwide monetary policy was conducive to growth as central banks sought to stimulate economic expansion by keeping interest rates low. We started to see a pickup in capital spending in the United States, improved consumer and business confidence throughout the world, and an increase in consumer spending in Europe.

Overall improvement in the global economy helped to drive market rallies that began in mid-March 2003 and lasted, with only a few pauses, through the end of November 2003. Largely left behind were concerns about an uncertain global political climate and sluggish economic conditions. In our view, investors, like consumers, became more optimistic about the future and aggressively moved into higher-risk, more economically sensitive securities and out of more conservative holdings.

The discussions that follow provide some perspective on events that affected performance from May 31, 2003, through November 30, 2003.

U.S. AND INTERNATIONAL STOCK MARKETS IN SYNCH

Historically, the world's stock markets have not always tended to move together; strength in one region has often been accompanied by weakness in another. However, from mid-March of 2003 and continuing through November 2003, the world's markets demonstrated an unusually high degree of correlation as they surged upward. In our view, the 2002-2003 global market moves, excepting Asia and China, were driven by the impact of the U.S. recession and this country's exit from that recession.

In 2003's market surge, the stocks that performed the best were typically higher-risk stocks - stocks of companies with weaker balance sheet characteristics and/or earnings. Many of these stocks rebounded in 2003 from the depressed, or in some cases distressed levels they had fallen to in 2002. In our view, rebounds in these riskier stocks were driven by improved access to capital as central banks around the world added liquidity to promote economic growth. In addition, some of these stocks had fallen to prices that were so low that even an increase of $0.50 represented a large percentage gain.

In general, the stocks of smaller-sized companies performed best over the period, followed by those of mid-sized companies and then larger companies. When investors turned toward higher-risk securities, they favored growth stocks over value stocks, and, as a result, value stock returns generally lagged those of other groups.

LOWER-QUALITY BONDS LED HIGHER-QUALITY ISSUES

Yields from U.S. government and foreign government bonds began and ended near historically low levels. However, it was a fairly volatile period for U.S. government issues. For example, the yield on the 10-year U.S. Treasury bond reached a four-decade low of 3.10% in June 2003. However, that yield rose as high as 4.60% in September before retreating to lower levels by the end of the period. The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.

The corporate bond market rallied as fixed-income investors spurned higher-quality government issues in favor of better returns available from corporate issues, particularly high-yield bonds. The strengthening U.S. economy, low interest rates, and easier access to capital markets helped allay investor concerns about the ability of high- yield issuers to meet their future obligations. High-yield bond prices received an added lift because investor demand outstripped the supply of available issues.

Among U.S. fixed-income securities, high-yield bonds provided the strongest returns for the period, followed by high-grade corporate bonds. Government bond returns lagged the corporate market.

INDIVIDUAL PORTFOLIO REVIEWS

As you read the following reviews, keep in mind that each MFS Asset Allocation Fund is designed for a specific risk level. The allocations depicted in each review are the targeted allocations for the funds being discussed. Actual percentages for the period ended November 30, 2003, may be different.

MFS(R) CONSERVATIVE ALLOCATION FUND

                Bonds                              50%
                International Stocks                5%
                U.S. Stocks                        35%
                Cash                               10%

Current holdings may be different.

An array of investment styles and market capitalizations are represented in this bond and stock portfolio. The underlying investments are spread over four bond funds, three U.S. stock funds, one international stock fund, and one money market fund.

The portfolio's allocations to money market issues and the high quality of its fixed-income allocations (which represented a combined 60% of the portfolio) held back performance for the period. The equity allocations contributed positively to absolute fund returns. However, the emphasis on larger capitalization, value-oriented stock funds limited the fund's upside potential in an environment in which small-cap stocks and growth stocks led returns.

International holdings contributed positively to performance and outperformed U.S. stocks in dollar terms. International holdings benefited from the decline in the value of the U.S. dollar relative to foreign currencies.

MFS(R) MODERATE ALLOCATION FUND

                U.S. Stocks                        50%
                Cash                                5%
                Bonds                              35%
                International Stocks               10%

Current holdings may be different.

This is a highly diversified fund. Its portfolio is composed of five U.S. stock funds, one international stock fund, four bond funds (including a high- yield fund), and a money market fund.

Combined, money market and fixed-income allocations account for 40% of the portfolio's investments. Returns from those allocations, with the exception of the small percentage in high-yield, lagged those of the equity portion of the portfolio.

The portfolio's stock allocations contributed positively to absolute returns. Although the value-oriented holdings underperformed the overall stock market, our mid-cap holdings made a strong contribution.

International holdings contributed positively to performance and outperformed U.S. stocks in dollar terms. International holdings benefited from the decline in the value of the U.S. dollar relative to foreign currencies.

MFS(R) GROWTH ALLOCATION FUND

                U.S. Stocks                        60%
                International Stocks               20%
                Bonds                              20%

Current holdings may be different.

A variety of investment styles and market capitalizations characterize the stock portion of this portfolio of five U.S. stock funds and two international stock funds. The fund's bond holdings consist primarily of two corporate bond funds complemented by a small position in U.S. government bonds.

With the exception of our high-yield positions, holdings in the bond portion of the portfolio held back performance. The fund's high-yield holdings delivered returns that were comparable to equity market returns over the period.

The equity allocation contributed positively to performance because of the greater emphasis on growth-oriented funds and our allocation to mid-cap holdings. Our international equity allocation, especially international small-cap stocks, contributed strong returns and outperformed the U.S. equity position. The decline in value of the U.S. dollar relative to foreign currencies gave an added lift to performance from the international allocation.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                U.S. Stocks                        80%
                International Stocks               20%

Current holdings may be different.

Investments for this all-stock portfolio are spread over six U.S. stock funds and two international funds that include an array of investment styles and market capitalizations.

The portfolio's 100% stock focus helped this portfolio's results. Returns were boosted by the fund's greater emphasis on growth-oriented funds and by allocations to small- and mid-cap holdings. Our international equity allocation, especially our holdings in international small-cap stocks, contributed strong returns and outperformed our U.S. equity position.
The decline in the value of the U.S. dollar relative to foreign currencies gave an added lift to performance from the international allocation.

/s/ Joseph C. Flaherty

    Joseph C. Flaherty
    On behalf of the MFS Quantitative Research Group

A team of professionals within the MFS Quantitative Research Group determines the strategic asset class and underlying fund allocations for each fund.
Mr. Flaherty, a member of the team and Senior Vice President of MFS, monitors overall procedures.

------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03        MFS(R) CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date       6-mo        1-yr       Life*
---------------------------------------------------------------------------
         A               6/28/2002             --         7.85%       5.00%
---------------------------------------------------------------------------
         B               6/28/2002             --         7.16%       4.38%
---------------------------------------------------------------------------
         C               6/28/2002             --         7.05%       4.38%
---------------------------------------------------------------------------
         I               6/28/2002             --         8.22%       5.48%
---------------------------------------------------------------------------
       R1**              12/31/2002            --         7.65%       4.86%
---------------------------------------------------------------------------
        R2               10/31/2003            --         7.15%       4.38%
---------------------------------------------------------------------------
       529A              7/31/2002             --         7.65%       4.86%
---------------------------------------------------------------------------
       529B              7/31/2002             --         6.96%       4.17%
---------------------------------------------------------------------------
       529C              7/31/2002             --         6.85%       4.17%
---------------------------------------------------------------------------

Comparative Benchmarks

--------------------
Average annual
--------------------

---------------------------------------------------------------------------
Asset Allocation Conservative Index+          4.23%       9.33%       6.66%
---------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index#        -1.04%       5.18%       6.60%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

---------------------------------------------------------------------------
         A                                     --         1.65%       0.73%
---------------------------------------------------------------------------
         B                                     --         3.16%       1.61%
---------------------------------------------------------------------------
         C                                     --         6.05%       4.38%
---------------------------------------------------------------------------
       529A                                    --         1.46%       0.59%
---------------------------------------------------------------------------
       529B                                    --         2.96%       1.40%
---------------------------------------------------------------------------
       529C                                    --         5.85%       4.17%
---------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------------------
         A                                    3.57%       7.85%       7.20%
---------------------------------------------------------------------------
         B                                    3.30%       7.16%       6.30%
---------------------------------------------------------------------------
         C                                    3.20%       7.05%       6.30%
---------------------------------------------------------------------------
         I                                    3.85%       8.22%       7.90%
---------------------------------------------------------------------------
       R1**                                   3.58%       7.65%       7.00%
---------------------------------------------------------------------------
        R2                                    3.30%       7.15%       6.30%
---------------------------------------------------------------------------
       529A                                   3.48%       7.65%       7.00%
---------------------------------------------------------------------------
       529B                                   3.21%       6.96%       6.00%
---------------------------------------------------------------------------
       529C                                   3.11%       6.85%       6.00%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
 * For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2003. Index information is from July 1, 2002.
**  Effective November 3, 2003, Class R shares have been renamed R1 shares.
 + Comprised of the following indices: Standard & Poor's 500 Stock Index (35%), Lehman Brothers Aggregate Bond Index (50%), Lehman Brothers Three-month T-Bill (10%), Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (5%).
 #  Source: Standard & Poor's Micropal, Inc.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03        MFS(R) MODERATE ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------
                           Class
    Share class        inception date       6-mo        1-yr       Life*

         A               6/28/2002             --        12.63%       7.33%
---------------------------------------------------------------------------
         B               6/28/2002             --        11.93%       6.78%
---------------------------------------------------------------------------
         C               6/28/2002             --        11.81%       6.78%
---------------------------------------------------------------------------
         I               6/28/2002             --        12.98%       7.87%
---------------------------------------------------------------------------
       R1**              12/31/2002            --        12.53%       7.26%
---------------------------------------------------------------------------
        R2               10/31/2003            --        11.82%       6.71%
---------------------------------------------------------------------------
       529A              7/31/2002             --        12.21%       7.20%
---------------------------------------------------------------------------
       529B              7/31/2002             --        11.62%       6.58%
---------------------------------------------------------------------------
       529C              7/31/2002             --        11.62%       6.58%

Comparative Benchmarks

--------------------
Average annual
--------------------

---------------------------------------------------------------------------
Asset Allocation Moderate Index+              6.97%      11.97%       6.97%
---------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#           10.80%      15.08%       6.73%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

---------------------------------------------------------------------------
         A                                     --         6.15%       2.96%
---------------------------------------------------------------------------
         B                                     --         7.93%       4.04%
---------------------------------------------------------------------------
         C                                     --        10.81%       6.78%
---------------------------------------------------------------------------
       529A                                    --         5.76%       2.84%
---------------------------------------------------------------------------
       529B                                    --         7.62%       3.83%
---------------------------------------------------------------------------
       529C                                    --        10.62%       6.58%
---------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

---------------------------------------------------------------------------
         A                                    6.96%      12.63%      10.60%
---------------------------------------------------------------------------
         B                                    6.60%      11.93%       9.80%
---------------------------------------------------------------------------
         C                                    6.60%      11.81%       9.80%
---------------------------------------------------------------------------
         I                                    7.12%      12.98%      11.40%
---------------------------------------------------------------------------
       R1**                                   6.97%      12.53%      10.50%
---------------------------------------------------------------------------
        R2                                    6.50%      11.82%       9.69%
---------------------------------------------------------------------------
       529A                                   6.78%      12.21%      10.42%
---------------------------------------------------------------------------
       529B                                   6.52%      11.62%       9.50%
---------------------------------------------------------------------------
       529C                                   6.41%      11.62%       9.50%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2003. Index information is from July 1, 2002.
**  Effective November 3, 2003, Class R shares have been renamed R1 shares.
+ Comprised of the following indices: Standard & Poor's 500 Stock Index (50%), Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
    East) Index (10%), Lehman Brothers Aggregate Bond Index (35%), Lehman Brothers Three-month T-Bill (5%).
#   Source: Standard & Poor's Micropal, Inc.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03        MFS(R) GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date       6-mo        1-yr       Life*
---------------------------------------------------------------------------
         A               6/28/2002             --        17.24%       8.89%
---------------------------------------------------------------------------
         B               6/28/2002             --        16.46%       8.14%
---------------------------------------------------------------------------
         C               6/28/2002             --        16.46%       8.14%
---------------------------------------------------------------------------
         I               6/28/2002             --        17.63%       9.23%
---------------------------------------------------------------------------
       R1**              12/31/2002            --        17.24%       8.89%
---------------------------------------------------------------------------
        R2               10/31/2003            --        16.34%       8.07%
---------------------------------------------------------------------------
       529A              7/31/2002             --        16.93%       8.69%
---------------------------------------------------------------------------
       529B              7/31/2002             --        16.08%       7.74%
---------------------------------------------------------------------------
       529C              7/31/2002             --        16.06%       7.80%
---------------------------------------------------------------------------

Comparative Benchmarks

--------------------
Average annual
--------------------

---------------------------------------------------------------------------
Asset Allocation Growth Index+               10.21%      15.01%       7.12%
---------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#           10.80%      15.08%       6.73%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

---------------------------------------------------------------------------
         A                                     --        10.50%       4.46%
---------------------------------------------------------------------------
         B                                     --        12.46%       5.41%
---------------------------------------------------------------------------
         C                                     --        15.46%       8.14%
---------------------------------------------------------------------------
       529A                                    --        10.20%       4.26%
---------------------------------------------------------------------------
       529B                                    --        12.08%       5.00%
---------------------------------------------------------------------------
       529C                                    --        15.06%       7.80%
---------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumlative
without sales charge
--------------------

---------------------------------------------------------------------------
         A                                   11.01%      17.24%      12.90%
---------------------------------------------------------------------------
         B                                   10.58%      16.46%      11.80%
---------------------------------------------------------------------------
         C                                   10.58%      16.46%      11.80%
---------------------------------------------------------------------------
         I                                   11.18%      17.63%      13.40%
---------------------------------------------------------------------------
       R1**                                  10.90%      17.24%      12.90%
---------------------------------------------------------------------------
        R2                                   10.47%      16.34%      11.69%
---------------------------------------------------------------------------
       529A                                  10.83%      16.93%      12.60%
---------------------------------------------------------------------------
       529B                                  10.43%      16.08%      11.20%
---------------------------------------------------------------------------
       529C                                  10.42%      16.06%      11.30%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2003. Index information is from July 1, 2002.
**  Effective November 3, 2003, Class R shares have been renamed R1 shares.
+ Comprised of the following indices: Standard & Poor's 500 Stock Index (60%), Morgan Stanley EAFE (Europe, Australasia, Far East) Index (20%), Lehman Brothers Aggregate Bond Index (20%).
#   Source: Standard & Poor's Micropal, Inc.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                           Class
    Share class        inception date       6-mo        1-yr       Life*
---------------------------------------------------------------------------
         A               6/28/2002             --        20.75%       8.89%
---------------------------------------------------------------------------
         B               6/28/2002             --        20.00%       8.42%
---------------------------------------------------------------------------
         C               6/28/2002             --        20.02%       8.35%
---------------------------------------------------------------------------
         I               6/28/2002             --        21.11%       9.36%
---------------------------------------------------------------------------
       R1**              12/31/2002            --        20.75%       8.89%
---------------------------------------------------------------------------
        R2               10/31/2003            --        20.10%       8.48%
---------------------------------------------------------------------------
       529A              7/31/2002             --        20.51%       8.82%
---------------------------------------------------------------------------
       529B              7/31/2002             --        19.64%       7.94%
---------------------------------------------------------------------------
       529C              7/31/2002             --        19.72%       8.08%
---------------------------------------------------------------------------

Comparative Benchmarks

--------------------
Average annual
--------------------

---------------------------------------------------------------------------
Asset Allocation Aggressive Growth Index+    12.65%      16.89%       6.79%
---------------------------------------------------------------------------
Standard & Poor's 500 Stock Index#           10.80%      15.08%       6.73%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

---------------------------------------------------------------------------
         A                                     --        13.81%       4.46%
---------------------------------------------------------------------------
         B                                     --        16.00%       5.69%
---------------------------------------------------------------------------
         C                                     --        19.02%       8.35%
---------------------------------------------------------------------------
       529A                                    --        13.58%       4.39%
---------------------------------------------------------------------------
       529B                                    --        15.64%       5.21%
---------------------------------------------------------------------------
       529C                                    --        18.72%       8.08%
---------------------------------------------------------------------------
I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumlative
without sales charge
--------------------

---------------------------------------------------------------------------
         A                                   14.39%      20.75%      12.90%
---------------------------------------------------------------------------
         B                                   14.02%      20.00%      12.20%
---------------------------------------------------------------------------
         C                                   14.04%      20.02%      12.10%
---------------------------------------------------------------------------
         I                                   14.63%      21.11%      13.60%
---------------------------------------------------------------------------
       R1**                                  14.50%      20.75%      12.90%
---------------------------------------------------------------------------
        R2                                   14.12%      20.10%      12.29%
---------------------------------------------------------------------------
       529A                                  14.29%      20.51%      12.80%
---------------------------------------------------------------------------
       529B                                  13.89%      19.64%      11.50%
---------------------------------------------------------------------------
       529C                                  13.86%      19.72%      11.70%
---------------------------------------------------------------------------
Periods less than one year are actual, not annualized.
* For the period from the commencement of the fund's investment operations, June 28, 2002, through November 30, 2003. Index information is from July 1, 2002.
** Effective November 3, 2003, Class R shares have been renamed R1 shares. + Comprised of the following indices: Standard & Poor's 500 Stock Index (80%), Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far
    East) Index (20%).
#   Source: Standard & Poor's Micropal, Inc.

-------------------------------------------------------------------------------
NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
-------------------------------------------------------------------------------

INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

LEHMAN BROTHERS THREE-MONTH T-BILL INDEX - is derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - a commonly used measure of the international stock market.

LEHMAN BROTHERS AGGREGATE BOND INDEX - a measure of the U.S. bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for class R1, R2 and 529A shares includes the performance of the funds' Class A shares for periods prior to their offering. Performance for class 529B shares includes the performance of the fund's class B shares for periods prior to their offering. Performance for class 529C shares includes the performance of the fund's class C shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The fund's performance depends on the advisor's skill in determining the strategic asset class allocations, the mix of underlying MFS funds, as well as the performance of those underlying funds.

Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments. International markets may be less liquid and can be more volatile than U.S. markets.

The underlying funds' performance may be lower than the performance of the asset class which they were selected to represent.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 11/30/03              MFS(R) CONSERVATIVE ALLOCATION FUND
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund as of 11/30/03.
It is categorized by broad-based asset classes.

Mutual Funds - 99.8%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                             3,050,950              $29,563,702
-------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                4,327,249               44,397,568
-------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I                                  8,803,087               59,156,742
-------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                               29,499,792               29,499,792
-------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                     1,423,177               14,857,971
-------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                         2,602,438               44,631,818
-------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                           1,136,861               14,892,876
-------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                   849,682               14,911,926
-------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                             2,314,356               44,366,200
-------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $283,232,900)                                         $296,278,595
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.2%
-------------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL AMOUNT
ISSUER                                                              (000 Omitted)
-------------------------------------------------------------------------------------------------------
Abbey National NA LLC, due 12/01/03                                       $398                 $398,000
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03                                   122                  122,000
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/03                                       100                  100,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                $620,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $283,852,900)                                          $296,898,595
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities                                                                  (65,913
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $296,832,682
-------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited) - 11/30/03              MFS(R) MODERATE ALLOCATION FUND
-------------------------------------------------------------------------------------------------------

Mutual Funds - 99.4%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                             7,065,322              $68,462,975
-------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                       8,883,284               34,378,309
-------------------------------------------------------------------------------------------------------
MFS Intermediate Investment Grade Bond Fund - Class I                6,679,637               68,533,080
-------------------------------------------------------------------------------------------------------
MFS Mid  Cap Growth Fund - Class I*                                  4,402,216               34,469,351
-------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I*                                    2,915,289               34,167,193
-------------------------------------------------------------------------------------------------------
MFS Money Market Fund                                               34,154,555               34,154,555
-------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                     6,589,430               68,793,653
-------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                         5,977,347              102,511,498
-------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                           5,253,955               68,826,805
-------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                 3,894,209               68,343,372
-------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                             5,344,200              102,448,313
-------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $635,628,760)                                         $685,089,104
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.4%
-------------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL AMOUNT
ISSUER                                                              (000 Omitted)
-------------------------------------------------------------------------------------------------------
Abbey National NA LLC, due 12/01/03                                     $1,992               $1,992,000
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03                                   608                  608,000
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/03                                       421                  421,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                              $3,021,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $638,649,760)                                          $688,110,104
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.2%                                                         1,029,753
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $689,139,857
-------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-------------------------------------------------------------------------------------------------------
PORTFOLIO  OF INVESTMENTS (Unaudited) - 11/30/03              MFS(R) GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------------------------------

Mutual Funds - 99.5%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                             2,798,547              $27,117,919
-------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I                                       7,033,472               27,219,537
-------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I*                      1,581,591               27,234,989
-------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I*                                   6,914,014               54,136,730
-------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I*                                    4,617,837               54,085,892
-------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I                                     5,224,674               54,545,592
-------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                         3,153,948               54,090,208
-------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                           6,207,724               81,321,178
-------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                 4,623,086               81,135,164
-------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                             4,231,154               81,111,220
-------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $488,250,649)                                         $541,998,429
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.5%
-------------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL AMOUNT
ISSUER                                                              (000 Omitted)
-------------------------------------------------------------------------------------------------------
Abbey National NA LLC, due 12/01/03                                     $1,724               $1,724,000
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03                                   526                  526,000
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/03                                       495                  495,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                              $2,745,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $490,995,649)                                          $544,743,429
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities                                                                  484,757
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $545,228,186
-------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

-------------------------------------------------------------------------------------------------------
PORTFOLIO  OF INVESTMENTS (Unaudited) - 11/30/03              MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
-------------------------------------------------------------------------------------------------------

Mutual Funds - 99.5%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES                  $ VALUE
-------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I*                      1,382,674              $23,809,651
-------------------------------------------------------------------------------------------------------
MFS Mid  Cap Growth Fund - Class I*                                  4,538,588               35,537,146
-------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I*                                    3,030,516               35,517,645
-------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I*                                      752,036               11,844,561
-------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I*                                         1,380,765               23,680,121
-------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I*                           1,809,187               23,700,348
-------------------------------------------------------------------------------------------------------
MFS Strategic Growth Fund - Class I*                                 2,698,590               47,360,250
-------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                             1,852,423               35,510,956
-------------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $206,082,878)                                         $236,960,678
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.4%
-------------------------------------------------------------------------------------------------------
                                                                   PRINCIPAL AMOUNT
ISSUER                                                              (000 Omitted)
-------------------------------------------------------------------------------------------------------
Abbey National NA LLC, due 12/01/03                                       $622                 $622,000
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03                                   191                  191,000
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 12/01/03                                       168                  168,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                $981,000
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $207,063,878)                                          $237,941,678
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.1%                                                           315,705
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $238,257,383
-------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:
*Non-income producing security.

---------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.
                                          MFS                       MFS                     MFS                         MFS
                                 CONSERVATIVE                  MODERATE                  GROWTH           AGGRESSIVE GROWTH
At 11/30/03                   ALLOCATION FUND           ALLOCATION FUND         ALLOCATION FUND             ALLOCATION FUND

ASSETS

Investments, at value (identified
cost, $283,852,900, $638,649,760,
$490,995,649, and $207,063,878,
respectively)                    $296,898,595              $688,110,104            $544,743,429                $237,941,678
---------------------------------------------------------------------------------------------------------------------------
  Cash                                    937                       650                      18                         752
---------------------------------------------------------------------------------------------------------------------------
  Receivable for fund
  shares sold                       2,632,150                 6,675,539               5,897,581                   2,450,426
---------------------------------------------------------------------------------------------------------------------------
  Interest and dividends
  receivable                          705,339                 1,519,124                 819,685                          --
---------------------------------------------------------------------------------------------------------------------------
Total assets                     $300,237,021              $696,305,417            $551,460,713                $240,392,856
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments
purchased                          $3,148,822                $6,518,575              $5,773,675                  $1,852,585
---------------------------------------------------------------------------------------------------------------------------
Payable for fund shares
reacquired                            228,936                   585,758                 410,721                     261,489
---------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -
  Reimbursement fee                     3,248                     7,531                   5,937                       2,588
---------------------------------------------------------------------------------------------------------------------------
  Distribution and
  service fee                          23,111                    53,284                  41,701                      17,033
---------------------------------------------------------------------------------------------------------------------------
  Program manager fee                     222                       412                     493                         379
---------------------------------------------------------------------------------------------------------------------------
Accrued expenses and
other liabilities                          --                        --                      --                       1,399
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                  $3,404,339                $7,165,560              $6,232,527                  $2,135,473
---------------------------------------------------------------------------------------------------------------------------
Net assets                       $296,832,682              $689,139,857            $545,228,186                $238,257,383
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                  $280,396,876              $634,640,865            $489,715,128                $208,136,141
---------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
on investments                     13,045,695                49,460,344              53,747,780                  30,877,800
---------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
realized gain (loss) on
investments                             8,590                   (57,377)                   (314)                   (313,714)
---------------------------------------------------------------------------------------------------------------------------
Accumulated
undistributed net
investment income (loss)            3,381,521                 5,096,025               1,765,592                    (442,844)
---------------------------------------------------------------------------------------------------------------------------
Total                            $296,832,682              $689,139,857            $545,228,186                $238,257,383
---------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                          MFS                       MFS                     MFS                         MFS
                                 CONSERVATIVE                  MODERATE                  GROWTH           AGGRESSIVE GROWTH
                              ALLOCATION FUND           ALLOCATION FUND         ALLOCATION FUND             ALLOCATION FUND
Shares of beneficial interest outstanding

Class A                            10,512,105                24,220,408              18,403,094                   8,565,915
---------------------------------------------------------------------------------------------------------------------------
Class B                             9,496,772                21,112,807              15,553,794                   5,472,039
---------------------------------------------------------------------------------------------------------------------------
Class C                             5,903,785                13,603,234              10,618,719                   4,432,208
---------------------------------------------------------------------------------------------------------------------------
Class I                               705,266                 1,648,481               1,681,561                   1,206,026
---------------------------------------------------------------------------------------------------------------------------
Class R1                              414,764                   591,620                 658,242                     230,947
---------------------------------------------------------------------------------------------------------------------------
Class R2                              472.248                   459.289                 450.227                     451.036
---------------------------------------------------------------------------------------------------------------------------
Class 529A                            393,895                   750,831                 623,015                     480,108
---------------------------------------------------------------------------------------------------------------------------
Class 529B                            108,671                   272,185                 689,532                     626,285
---------------------------------------------------------------------------------------------------------------------------
Class 529C                            278,193                   367,991                 309,965                     153,747
---------------------------------------------------------------------------------------------------------------------------
Total shares of
beneficial interest
outstanding                        27,813,923                62,568,016              48,538,372                  21,167,726
---------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                          $112,718,628              $267,841,800            $207,858,859                 $96,742,052
---------------------------------------------------------------------------------------------------------------------------
Class B                           100,965,734               231,765,938             173,953,378                  61,394,756
---------------------------------------------------------------------------------------------------------------------------
Class C                            62,783,743               149,336,114             118,757,161                  49,682,931
---------------------------------------------------------------------------------------------------------------------------
Class I                             7,606,410                18,363,111              19,076,375                  13,705,332
---------------------------------------------------------------------------------------------------------------------------
Class R1                            4,437,682                 6,534,518               7,433,942                   2,606,854
---------------------------------------------------------------------------------------------------------------------------
Class R2                             5,051.64                  5,072.16                5,083.46                    5,090.04
---------------------------------------------------------------------------------------------------------------------------
Class 529A                          4,214,874                 8,283,064               7,016,786                   5,417,886
---------------------------------------------------------------------------------------------------------------------------
Class 529B                          1,151,561                 2,979,547               7,673,874                   6,984,757
---------------------------------------------------------------------------------------------------------------------------
Class 529C                          2,948,998                 4,030,693               3,452,728                   1,717,725
---------------------------------------------------------------------------------------------------------------------------
Total net assets                 $296,832,682              $689,139,857            $545,228,186                $238,257,383
---------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                          MFS                       MFS                     MFS                         MFS
                                 CONSERVATIVE                  MODERATE                  GROWTH           AGGRESSIVE GROWTH
                              ALLOCATION FUND           ALLOCATION FUND         ALLOCATION FUND             ALLOCATION FUND
Class A shares

Net asset value per share
(net assets/shares of beneficial
interest outstanding)                  $10.72                    $11.06                  $11.29                      $11.29
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/94.25 of net asset
value per share)                       $11.37                    $11.73                  $11.98                      $11.98
---------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.63                    $10.98                  $11.18                      $11.22
---------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.63                    $10.98                  $11.18                      $11.21
---------------------------------------------------------------------------------------------------------------------------

Class I shares

Net asset value,
offering price and
redemption price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.79                    $11.14                  $11.34                      $11.36
---------------------------------------------------------------------------------------------------------------------------

Class R1 shares

Net asset value,
offering price and
redemption price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.70                    $11.05                  $11.29                      $11.29
---------------------------------------------------------------------------------------------------------------------------

Class R2 shares

Net asset value,
offering price and
redemption price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.70                    $11.04                  $11.29                      $11.29
---------------------------------------------------------------------------------------------------------------------------

Class 529A shares

Net asset value and
redemption price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.70                    $11.03                  $11.26                      $11.28
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/94.25 of net asset
value per share)                       $11.35                    $11.70                  $11.95                      $11.97
---------------------------------------------------------------------------------------------------------------------------

Class 529B shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.60                    $10.95                  $11.13                      $11.15
---------------------------------------------------------------------------------------------------------------------------

Class 529C shares

Net asset value and
offering price per share
(net assets/shares of
beneficial interest
outstanding)                           $10.60                    $10.95                  $11.14                      $11.17
---------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------------------------------

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                        MFS                         MFS                       MFS                         MFS
                               CONSERVATIVE                    MODERATE                    GROWTH           AGGRESSIVE GROWTH
                            ALLOCATION FUND             ALLOCATION FUND           ALLOCATION FUND             ALLOCATION FUND

For six months ended 11/30/03

NET INVESTMENT INCOME

Income -

Dividends                        $3,228,371                  $5,623,831                $2,774,865                    $169,594
-----------------------------------------------------------------------------------------------------------------------------
Interest                              4,945                      13,723                    11,430                       4,659
-----------------------------------------------------------------------------------------------------------------------------
Total investment income          $3,233,316                  $5,637,554                $2,786,295                    $174,253
-----------------------------------------------------------------------------------------------------------------------------

Expenses -

Management fee                      $96,670                    $195,193                  $140,890                     $62,703
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                1,162                       1,992                     1,166                         500
-----------------------------------------------------------------------------------------------------------------------------
Shareholder servicing costs          65,589                     160,137                   115,622                      53,133
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class A)               160,584                     341,762                   247,542                     118,614
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class B)               420,268                     847,788                   588,005                     210,245
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class C)               239,794                     511,637                   371,430                     155,560
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class R1)                6,687                       9,936                    10,038                       4,352
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class R2)                    2                           2                         2                           2
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class 529A)              6,044                      10,769                     8,911                       6,412
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class 529B)              5,289                      10,557                    27,476                      23,336
-----------------------------------------------------------------------------------------------------------------------------
Distribution and
service fee (Class 529C)             10,815                      14,703                    12,538                       5,764
-----------------------------------------------------------------------------------------------------------------------------
Program manager fee
(Class 529A)                          4,317                       7,692                     6,365                       4,580
-----------------------------------------------------------------------------------------------------------------------------
Program manager fee
(Class 529B)                          1,322                       2,639                     6,869                       5,834
-----------------------------------------------------------------------------------------------------------------------------
Program manager fee
(Class 529C)                          2,704                       3,676                     3,135                       1,441
-----------------------------------------------------------------------------------------------------------------------------
Administrative fee                    4,942                       9,392                     6,538                       2,983
-----------------------------------------------------------------------------------------------------------------------------
Administrative service
fee (Class R2)                            1                           1                         1                           1
-----------------------------------------------------------------------------------------------------------------------------
Custodian fee                        19,922                      37,307                    36,062                      14,762
-----------------------------------------------------------------------------------------------------------------------------
Printing                              5,083                      14,227                    25,344                       7,188
-----------------------------------------------------------------------------------------------------------------------------
Postage                              10,177                      15,481                    19,567                       6,470
-----------------------------------------------------------------------------------------------------------------------------
Auditing fees                         8,835                       8,585                     8,835                       8,835
-----------------------------------------------------------------------------------------------------------------------------
Legal fees                              500                         883                       467                         486
-----------------------------------------------------------------------------------------------------------------------------
Registration fees                    72,293                      90,623                    75,737                      55,246
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous                         6,148                      14,093                    27,499                         670
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                   $1,149,148                  $2,309,075                $1,740,039                    $749,117
-----------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                     (7)                        (41)                     (334)                        (26)
-----------------------------------------------------------------------------------------------------------------------------
Reduction of expenses
by investment adviser              (170,985)                   (299,006)                 (274,604)                   (131,994)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                       $978,156                  $2,010,028                $1,465,101                    $617,097
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)     $2,255,160                  $3,627,526                $1,321,194                   $(442,844)
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) -
Investment transactions             $(5,933)                   $(75,926)                      $--                        $(53)
-----------------------------------------------------------------------------------------------------------------------------
Capital gain
distributions from
underlying funds                     13,956                      64,983                    51,311                          --
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain
(loss) on investments                $8,023                    $(10,943)                  $51,311                        $(53)
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation -
Net unrealized gain on
investments                      $6,115,578                 $30,229,989               $36,983,741                 $21,899,528
-----------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                      $6,123,601                 $30,219,046               $37,035,052                 $21,899,475
-----------------------------------------------------------------------------------------------------------------------------
Increase in net assets
from operations                  $8,378,761                 $33,846,572               $38,356,246                 $21,456,631
-----------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                           MFS                      MFS                      MFS                        MFS
                                  CONSERVATIVE                 MODERATE                   GROWTH          AGGRESSIVE GROWTH
                               ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND            ALLOCATION FUND

For the six months ended 11/30/03 (unaudited)

OPERATIONS

Net investment income (loss)        $2,255,160               $3,627,526               $1,321,194                  $(442,844)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                           8,023                  (10,943)                  51,311                        (53)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on
investments                          6,115,578               30,229,989               36,983,741                 21,899,528
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets
from operations                     $8,378,761              $33,846,572              $38,356,246                $21,456,631
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS FROM FUND SHARE
TRANSACTIONS                      $121,476,492             $337,079,284             $288,486,138               $116,568,468
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS      $129,855,253             $370,925,856             $326,842,384               $138,025,099
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period            $166,977,429             $318,214,001             $218,385,802               $100,232,284
---------------------------------------------------------------------------------------------------------------------------
At end of period (including
accumulated undistributed
net investment income of
$3,381,521, $5,096,025,
$1,765,592 and accumulated
net investment loss of
$442,844, respectively)           $296,832,682             $689,139,857             $545,228,186               $238,257,383
---------------------------------------------------------------------------------------------------------------------------

                                           MFS                      MFS                      MFS                        MFS
                                  CONSERVATIVE                 MODERATE                   GROWTH          AGGRESSIVE GROWTH
                               ALLOCATION FUND          ALLOCATION FUND          ALLOCATION FUND            ALLOCATION FUND

For the period ended 5/31/03*

OPERATIONS

Net investment income (loss)        $1,115,623               $1,454,679                 $440,089                  $(176,193)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investments                             567                  (46,434)                 (51,625)                  (313,661)
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on
investments                          6,930,117               19,230,355               16,764,039                  8,978,272
---------------------------------------------------------------------------------------------------------------------------
Increase in net assets
from operations                     $8,046,307              $20,638,600              $17,152,503                 $8,488,418
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS FROM FUND SHARE
TRANSACTIONS                      $158,931,122             $297,575,401             $201,233,299                $91,743,866
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS      $166,977,429             $318,214,001             $218,385,802               $100,232,284
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                     $--                      $--                      $--                        $--
---------------------------------------------------------------------------------------------------------------------------
At end of period (including
accumulated undistributed
net investment income of
$1,126,361, $1,468,499,
$444,398 and $0, respectively)    $166,977,429             $318,214,001             $218,385,802               $100,232,284
---------------------------------------------------------------------------------------------------------------------------
*For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period           $10.35            $10.00            $10.29            $10.00            $10.30            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.12             $0.20             $0.08             $0.14             $0.08             $0.14
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     0.25              0.15              0.26              0.15              0.25              0.16
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.37             $0.35             $0.34             $0.29             $0.33             $0.30
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.72            $10.35            $10.63            $10.29            $10.63            $10.30
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             3.57++            3.50++            3.30++            2.90++            3.20++            3.00++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      0.45+             0.45+             1.11+             1.10+             1.11+             1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           2.23+             2.33+             1.60+             1.66+             1.60+             1.66+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             1                 0(++)             1                 0(++)             1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $112,718           $59,469          $100,966           $63,256           $62,784           $31,002
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.11             $0.16             $0.08             $0.10             $0.08             $0.10
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                   0.59+             0.91+             1.25+             1.56+             1.25+             1.56+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           2.09+             1.87+             1.46+             1.20+             1.46+             1.20+
------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
 (*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 0.71%
     and 0.75%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                       SIX MONTHS            PERIOD           SIX MONTHS          PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        11/30/03            5/31/03*           11/30/03          5/31/03**       11/30/03***
                                      (UNAUDITED)                             (UNAUDITED)                        (UNAUDITED)

Net asset value, beginning of
period                                   $10.39              $10.00              $10.33               $9.85             $10.64
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                  $0.14               $0.22               $0.11               $0.08              $0.02
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                             0.26                0.17                0.26                0.40               0.04
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.40               $0.39               $0.37               $0.48              $0.06
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $10.79              $10.39              $10.70              $10.33             $10.70
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                           3.85++              3.90++              3.58++              4.87++             0.56++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.10+               0.10+               0.60+               0.60+              0.80+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.59+               2.65+               2.11+               2.15+              2.18+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            0(++)               1                   0(++)               1                  0(++)
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                 $7,606              $7,003              $4,438                $863                 $5
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.13               $0.18               $0.11               $0.06              $0.02
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                              0.24+               0.56+               0.74+               1.06+              0.94+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.45+               2.19+               1.97+               1.69+              2.04+
------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.

 (*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 0.71%
     and 0.75%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period           $10.34             $9.75            $10.27             $9.74            $10.28             $9.74
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.10             $0.16             $0.07             $0.11             $0.07             $0.11
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     0.26              0.43              0.26              0.42              0.25              0.43
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.36             $0.59             $0.33             $0.53             $0.32             $0.54
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.70            $10.34            $10.60            $10.27            $10.60            $10.28
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             3.48++            6.05++            3.21++            5.44++            3.11++            5.54++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(*)                   0.70+             0.70+             1.36+             1.35+             1.36+             1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           2.00+             2.07+             1.35+             1.42+             1.35+             1.38+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             1                 0(++)             1                 0(++)             1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $4,215            $2,975            $1,152              $854            $2,949            $1,555
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets. In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.10             $0.13             $0.06             $0.07             $0.06             $0.07
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                      0.84+             1.16+             1.50+             1.81+             1.50+             1.81+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.86+             1.61+             1.21+             0.96+             1.21+             0.92+
------------------------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
(+)  Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
(*)  In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were
     0.71% and 0.75%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period           $10.34            $10.00            $10.30            $10.00            $10.30            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.10             $0.15             $0.06             $0.09             $0.06             $0.09
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     0.62              0.19              0.62              0.21              0.62              0.21
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.72             $0.34             $0.68             $0.30             $0.68             $0.30
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.06            $10.34            $10.98            $10.30            $10.98            $10.30
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             6.96++            3.40++            6.60++            3.00++            6.60++            3.00++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      0.45+             0.45+             1.09+             1.10+             1.09+             1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.80+             1.79+             1.16+             1.11+             1.16+             1.10+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 1                 2                 1                 2                 1                 2
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $267,842          $126,033          $231,766          $111,637          $149,336           $59,054
------------------------------------------------------------------------------------------------------------------------------

(S)  Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets. In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.09             $0.12             $0.06             $0.07             $0.06             $0.06
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                   0.57+             0.78+             1.21+             1.43+             1.21+             1.43+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.68+             1.46+             1.04+             0.78+             1.04+             0.77+
------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.

   + Annualized.

  ++ Not annualized.

   # Per share data are based on average shares outstanding.

  ## Ratios do not reflect reductions from fees paid indirectly.

 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

 (*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were
     0.82% and 0.85%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                       SIX MONTHS            PERIOD           SIX MONTHS          PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        11/30/03            5/31/03*           11/30/03          5/31/03**       11/30/03***
                                      (UNAUDITED)                             (UNAUDITED)                        (UNAUDITED)

Net asset value, beginning of
period                                   $10.40              $10.00              $10.33               $9.62             $10.94
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                  $0.12               $0.17               $0.09               $0.06              $0.02
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                             0.62                0.23                0.63                0.65               0.08
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.74               $0.40               $0.72               $0.71              $0.10
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.14              $10.40              $11.05              $10.33             $11.04
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                           7.12++              4.00++              6.97++              7.38++             0.91++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.10+               0.10+               0.60+               0.60+              0.80+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.13+               2.10+               1.69+               1.57+              1.93+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            1                   2                   1                   2                  1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $18,363             $12,252              $6,534              $1,338                 $5
------------------------------------------------------------------------------------------------------------------------------

(S)  Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets. In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.11               $0.14               $0.09               $0.05              $0.02
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                              0.22+               0.43+               0.72+               0.93+              0.92+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      2.01+               1.77+               1.57+               1.24+              1.81+
------------------------------------------------------------------------------------------------------------------------------

*   For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
**  For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
*** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
+   Annualized.
++  Not annualized.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
(*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were
    0.82% and 0.85%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period           $10.33             $9.57            $10.28             $9.57            $10.29             $9.57
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.08             $0.12             $0.05             $0.07             $0.05             $0.06
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     0.62              0.64              0.62              0.64              0.61              0.66
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.70             $0.76             $0.67             $0.71             $0.66             $0.72
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.03            $10.33            $10.95            $10.28            $10.95            $10.29
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)             6.78++            7.94++            6.52++            7.42++            6.41++            7.52++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                      0.70+             0.70+             1.34+             1.35+             1.34+             1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.55+             1.52+             0.90+             0.86+             0.91+             0.84+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 1                 2                 1                 2                 1                 2
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $8,283            $4,416            $2,980            $1,427            $4,031            $2,057
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income          $0.08             $0.09             $0.04             $0.04             $0.04             $0.04
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                   0.82+             1.03+             1.46+             1.68+             1.46+             1.68+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.43+             1.19+             0.78+             0.53+             0.79+             0.51+
------------------------------------------------------------------------------------------------------------------------------

*   For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
+   Annualized.
++  Not annualized.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 0.82%
    and 0.85%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period           $10.17            $10.00            $10.11            $10.00            $10.11            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.06             $0.08             $0.02             $0.03             $0.02             $0.03
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     1.06              0.09              1.05              0.08              1.05              0.08
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.12             $0.17             $1.07             $0.11             $1.07             $0.11
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.29            $10.17            $11.18            $10.11            $11.18            $10.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            11.01++            1.70++           10.58++            1.10++           10.58++            1.10++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(*)                   0.45+             0.45+             1.11+             1.10+             1.11+             1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           1.07+             1.00+             0.43+             0.34+             0.44+             0.33+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             1                 0(++)             1                 0(++)             1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)        $207,859           $85,484          $173,953           $71,154          $118,757           $40,583
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income
(loss)                         $0.05             $0.05             $0.01            $(0.01)            $0.02            $(0.01)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##                      0.60+             0.86+             1.26+             1.51+             1.26+             1.51+
------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.92+             0.59+             0.28+            (0.07)+            0.29+            (0.08)+
------------------------------------------------------------------------------------------------------------------------------

*    For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
(+)  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
(*)  In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 0.95%
     and 0.99%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                       SIX MONTHS            PERIOD           SIX MONTHS          PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        11/30/03            5/31/03*           11/30/03          5/31/03**       11/30/03***
                                      (UNAUDITED)                             (UNAUDITED)                        (UNAUDITED)

Net asset value, beginning of
period                                   $10.20              $10.00              $10.18               $9.33             $11.15
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)                  $0.08               $0.11               $0.05               $0.02              $0.01
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
on investments                             1.06                0.09                1.06                0.83               0.13
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.14               $0.20               $1.11               $0.85              $0.14
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.34              $10.20              $11.29              $10.18             $11.29
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                          11.18++              2.00++             10.90++              9.11++             1.17++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                 0.10+               0.10+               0.60+               0.60+              0.80+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      1.41+               1.34+               0.96+               0.72+              1.03+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            0(++)               1                   0(++)               1                  0(++)
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $19,076             $11,078              $7,434              $1,193                 $5
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.07               $0.07               $0.04               $0.01              $0.01
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                              0.25+               0.51+               0.75+               1.01+              0.95+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      1.26+               0.93+               0.81+               0.31+              0.88+
------------------------------------------------------------------------------------------------------------------------------

 *   For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
 **  For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
   + Annualized.
  ++ Not annualized.
 #   Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.

(*)  In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 0.95%
     and 0.99%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS,  MFS(R) GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period           $10.16             $9.35            $10.07             $9.33            $10.08             $9.33
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income(S)       $0.04             $0.06             $0.01             $0.01             $0.01             $0.00+++
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     1.06              0.75              1.05              0.73              1.05              0.75
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.10             $0.81             $1.06             $0.74             $1.06             $0.75
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.26            $10.16            $11.13            $10.07            $11.14            $10.08
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            10.83++            8.66++           10.43++            7.93++           10.42++            8.04++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(*)                   0.70+             0.70+             1.36+             1.35+             1.36+             1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment income           0.82+             0.74+             0.17+             0.09+             0.17+             0.06+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             1                 0(++)             1                 0(++)             1
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $7,017            $3,510            $7,674            $3,623            $3,453            $1,760
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income
(loss)                         $0.04             $0.02             $0.00+++         $(0.02)            $0.00+++         $(0.03)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                   0.85+             1.11+             1.51+             1.76+             1.51+             1.76+
------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          0.67+             0.33+             0.02+            (0.32)+            0.02+            (0.35)+
------------------------------------------------------------------------------------------------------------------------------

 *   For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
 +   Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
 (*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 0.95%
     and 0.99%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                      CLASS A                             CLASS B                           CLASS C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period            $9.87            $10.00             $9.84            $10.00             $9.83            $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)        $(0.01)           $(0.02)           $(0.05)           $(0.07)           $(0.05)           $(0.07)
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain (loss)
on investments                  1.43             (0.11)             1.43             (0.09)             1.43             (0.10)
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.42            $(0.13)            $1.38            $(0.16)            $1.38            $(0.17)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.29             $9.87            $11.22             $9.84            $11.21             $9.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            14.39++           (1.30)++          14.02++           (1.60)++          14.04++           (1.70)++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(*)                   0.45+             0.45+             1.11+             1.10+             1.11+             1.10+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.23)+           (0.24)+           (0.89)+           (0.90)+           (0.89)+           (0.91)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             9                 0(++)             9                 0(++)             9
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $96,742           $43,541           $61,394           $26,515           $49,683           $17,460
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment loss           $(0.02)           $(0.07)           $(0.06)           $(0.12)           $(0.06)           $(0.12)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                   0.62+             1.09+             1.28+             1.74+             1.28+             1.74+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.40)+           (0.88)+           (1.06)+           (1.54)+           (1.06)+           (1.55)+
------------------------------------------------------------------------------------------------------------------------------

*   For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
+   Annualized.
++  Not annualized.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
(*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 1.06%
    and 1.09%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS,  MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                                CLASS I                               CLASS R1                    CLASS R2
                                  -----------------------------------     --------------------------------    ------------
                                       SIX MONTHS            PERIOD           SIX MONTHS          PERIOD           PERIOD
                                         ENDED               ENDED               ENDED             ENDED            ENDED
                                        11/30/03            5/31/03*           11/30/03          5/31/03**       11/30/03***
                                      (UNAUDITED)                             (UNAUDITED)                        (UNAUDITED)

Net asset value, beginning of
period                                    $9.91              $10.00               $9.86               $8.94             $11.12
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment income (loss)(S)           $0.01               $0.01              $(0.02)             $(0.02)            $(0.01)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      1.44               (0.10)               1.45                0.94               0.18
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $1.45              $(0.09)              $1.43               $0.92              $0.17
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.36               $9.91              $11.29               $9.86             $11.29
------------------------------------------------------------------------------------------------------------------------------
Total return (%)                          14.63++             (0.90)++            14.50++             10.29++             1.53++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(*)                              0.10+               0.10+               0.60+               0.60+              0.80+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               0.30+               0.12+              (0.40)+             (0.55)+            (0.79)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            0(++)               9                   0(++)               9                  0(++)
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                $13,705              $6,058              $2,607                $741                 $5
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment income (loss)              $0.00+++           $(0.04)             $(0.03)             $(0.04)            $(0.01)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                              0.27+               0.74+               0.77+               1.24+              0.97+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               0.13+              (0.52)+             (0.57)+             (1.19)+            (0.96)+
------------------------------------------------------------------------------------------------------------------------------

 *   For the period from the inception of Class I shares, June 28, 2002, through May 31, 2003.
 **  For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.
 +   Annualized.
 ++  Not annualized.
 +++ Per share amount was less than $0.01.
 #   Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
 (*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 1.06%
     and 1.09%, respectively.

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS,  MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A                           CLASS 529B                        CLASS 529C
                        -----------------------------------    ------------------------------    ------------------------------
                             SIX MONTHS           PERIOD          SIX MONTHS         PERIOD         SIX MONTHS         PERIOD
                               ENDED               ENDED             ENDED            ENDED            ENDED            ENDED
                              11/30/03           5/31/03*          11/30/03         5/31/03*         11/30/03         5/31/03*
                            (UNAUDITED)                           (UNAUDITED)                       (UNAUDITED)

Net asset value,
beginning of period            $9.87             $9.13             $9.79             $9.13             $9.81             $9.13
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

Net investment loss(S)        $(0.02)           $(0.04)           $(0.06)           $(0.08)           $(0.06)           $(0.08)
------------------------------------------------------------------------------------------------------------------------------
Net realized and
unrealized gain on
investments                     1.43              0.78              1.42              0.74              1.42              0.76
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $1.41             $0.74             $1.36             $0.66             $1.36             $0.68
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.28             $9.87            $11.15             $9.79            $11.17             $9.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)            14.29++            8.11++           13.89++            7.23++           13.86++            7.45++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##(*)                   0.70+             0.70+             1.36+             1.35+             1.36+             1.35+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.47)+           (0.50)+           (1.14)+           (1.16)+           (1.13)+           (1.18)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 0(++)             9                 0(++)             9                 0(++)             9
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)          $5,418            $2,552            $6,985            $2,858            $1,718              $807
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.10% of average daily net assets.
    In addition, the investment adviser contractually waived its fee for the periods indicated. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment income per share and the ratios would have been:

Net investment loss           $(0.03)           $(0.08)           $(0.07)           $(0.13)           $(0.07)           $(0.13)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses##(*)                   0.87+             1.34+             1.53+             1.99+             1.53+             1.99+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss            (0.64)+           (1.14)+           (1.31)+           (1.80)+           (1.30)+           (1.82)+
------------------------------------------------------------------------------------------------------------------------------

 *   For the period from the inception of Class 529A, Class 529B and Class 529C shares, July 31, 2002, through May 31, 2003.
 +   Annualized.
 ++  Not annualized.
 #   Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

(++) Portfolio turnover percentage is less than 1%.

 (*) In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. The estimated underlying expenses for the fund, expressed as a percentage of average daily net assets of the fund for the periods ended November 30, 2003 and May 31, 2003 were 1.06%
     and 1.09%, respectively.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

Investment Valuations - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of regular trading on the New York Stock Exchange. Short-term obligations in each fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Each fund values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The funds paid no distributions for the period ended May 31, 2003.

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

MFS CONSERVATIVE ALLOCATION FUND

Undistributed ordinary income                                       $1,132,908
------------------------------------------------------------------------------
Undistributed long-term capital gain                                       593
------------------------------------------------------------------------------
Unrealized gain                                                      6,923,544
------------------------------------------------------------------------------

MFS MODERATE ALLOCATION FUND

Undistributed ordinary income                                       $1,484,452
------------------------------------------------------------------------------
Undistributed long-term capital gain                                       615
------------------------------------------------------------------------------
Unrealized gain                                                     19,167,353
------------------------------------------------------------------------------

MFS GROWTH ALLOCATION FUND

Undistributed ordinary income                                         $449,237
------------------------------------------------------------------------------
Undistributed long-term capital gain                                        --
------------------------------------------------------------------------------
Unrealized gain                                                     16,707,575
------------------------------------------------------------------------------

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Undistributed ordinary income                                              $--
------------------------------------------------------------------------------
Undistributed long-term capital gain                                        --
------------------------------------------------------------------------------
Unrealized gain                                                      8,664,611
------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. Prior to November 1, 2003, the management fee was computed daily and paid monthly at an annual rate of 0.10% of each fund's average daily net assets. The investment adviser had contractually agreed to waive its fee for each fund, which is shown as a reduction of total expenses in the Statement of Operations. Effective November 1, 2003, the management fee for each fund was eliminated.

MFS has contractually agreed, subject to reimbursement, to bear a portion of each fund's "Other Expenses", which are defined as each fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that "Other Expenses" do not exceed 0.10% annually. This arrangement is effected by MFS bearing all of each fund's "Other Expenses" during each fund's fiscal year, and each fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class A, Class B, Class C, Class I and Class R1 and not greater than 0.35% of average daily net assets for Class R2, Class 529A, Class 529B and Class 529C. To the extent that the expense reimbursement fee exceeds each fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At November 30, 2003, aggregate unreimbursed expenses amounted to the following:

                                                                     AGGREGATE
                                                                  UNREIMBURSED
                                                                      EXPENSES

MFS Conservative Allocation Fund                                      $277,718
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                           337,978
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                             339,504
------------------------------------------------------------------------------
MFS Aggressive Growth
Allocation Fund                                                        275,081
------------------------------------------------------------------------------

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. The estimated underlying expenses for each fund, expressed as a percentage of average daily net assets of each fund for the six months ended November 30, 2003, were as follows:

                                                                    UNDERLYING
                                                                      EXPENSES

MFS Conservative Allocation Fund                                         0.71%
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                             0.82%
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                               0.95%
------------------------------------------------------------------------------
MFS Aggressive Growth
Allocation Fund                                                          1.06%
------------------------------------------------------------------------------

Each fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - Each fund has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee not to exceed the following annual percentage rates of each fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2003, as its portion of the sales charge for each fund.

MFS CONSERVATIVE ALLOCATION FUND

Class A                                                               $206,366
------------------------------------------------------------------------------
Class 529A                                                              $3,221
------------------------------------------------------------------------------

MFS MODERATE ALLOCATION FUND

Class A                                                               $523,548
------------------------------------------------------------------------------
Class 529A                                                             $10,256
------------------------------------------------------------------------------

MFS GROWTH ALLOCATION FUND

Class A                                                               $396,479
------------------------------------------------------------------------------
Class 529A                                                             $11,577
------------------------------------------------------------------------------

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Class A                                                               $110,659
------------------------------------------------------------------------------
Class 529A                                                              $9,707
------------------------------------------------------------------------------

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that each fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of each fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                CLASS A     CLASS B     CLASS C     CLASS R1    CLASS R2   CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee                 0.10%       0.75%       0.75%       0.25%       0.25%       0.25%       0.75%       0.75%
--------------------------------------------------------------------------------------------------------------------------
Service Fee                      0.25%       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
--------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan          0.35%       1.00%       1.00%       0.50%       0.50%       0.50%       1.00%       1.00%
--------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended
November 30, 2003, amounted to:

                                                                     SERVICE FEE RETAINED BY MFD
                                     ------------------------------------------------------------------------------------------
                                     CLASS A     CLASS B     CLASS C     CLASS R1    CLASS R2   CLASS 529A  CLASS 529B  CLASS 529C

MFS Conservative Allocation Fund      $3,773        $1         $--         $--         $--         $158         $2          $9

-------------------------------------------------------------------------------------------------------------------------------
MFS Moderate Allocation Fund           1,572        27          --          --          --          339          2           9
-------------------------------------------------------------------------------------------------------------------------------
MFS Growth Allocation Fund             1,031         2          --          --          --          245         --           9
-------------------------------------------------------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund  1,759        23           9          --          --          441          2           9
-------------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended November 30, 2003, were as follows:

                                     CLASS A     CLASS B     CLASS C     CLASS R1    CLASS R2   CLASS 529A  CLASS 529B  CLASS 529C

Effective Annual Percentage Rates     0.35%       1.00%       1.00%       0.50%       0.50%       0.35%       1.00%       1.00%
-------------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended November 30, 2003, were as follows:

                                                                CLASS A     CLASS B     CLASS C    CLASS 529B    CLASS 529C

MFS Conservative Allocation Fund                                   $468     $63,305      $6,160        $8,290       $4
-------------------------------------------------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                        665     121,275      19,959         1,817       --
-------------------------------------------------------------------------------------------------------------------------
MFS Growth Allocation Fund                                          762      64,281      10,647           420       --
-------------------------------------------------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                             9,908      23,280       2,984         1,145       10
-------------------------------------------------------------------------------------------------------------------------

Each fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of each fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, is reimbursed by each fund for shareholder servicing out-of-pocket expenses. For the six months ended November 30, 2003, such expenses amounted to:

MFS Conservative Allocation Fund                                       $27,924
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                            65,554
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                              43,930
------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                                   19,632
------------------------------------------------------------------------------

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds (excluding the MFS Money Market Fund and short-term obligations), were as follows:

                                                                    MFS
                 MFS              MFS              MFS           AGGRESSIVE
             CONSERVATIVE       MODERATE          GROWTH           GROWTH
              ALLOCATION       ALLOCATION       ALLOCATION       ALLOCATION
                 FUND             FUND             FUND             FUND

Purchases      $125,220,176     $344,230,250     $288,896,007     $115,763,988
------------------------------------------------------------------------------
Sales               208,471        2,960,592               --            3,552
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                                                            MFS
                                MFS                 MFS                 MFS              AGGRESSIVE
                            CONSERVATIVE          MODERATE             GROWTH              GROWTH
                             ALLOCATION          ALLOCATION          ALLOCATION          ALLOCATION
                                FUND                FUND                FUND                FUND

Aggregate cost                $283,859,473        $638,712,762        $491,052,113        $207,377,539
---------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation                   $14,912,054         $51,452,983         $54,357,344         $30,564,139
---------------------------------------------------------------------------------------------------------
Gross unrealized
depreciation                    (1,872,932)         (2,055,641)           (666,028)                 --
---------------------------------------------------------------------------------------------------------
Net unrealized
appreciation                   $13,039,122         $49,397,342         $53,691,316         $30,564,139
---------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                           MFS CONSERVATIVE              MFS MODERATE                 MFS GROWTH            MFS AGGRESSIVE GROWTH
                           ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months
ended 11/30/03           SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT

Shares sold            6,158,819    $64,492,693   14,350,517   $152,844,335   11,382,198   $122,170,574    5,191,096    $55,094,584
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired     (1,392,980)   (14,599,256)  (2,322,120)   (24,662,837)  (1,381,350)   (14,890,106)  (1,037,004)   (10,997,662)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase           4,765,839    $49,893,437   12,028,397   $128,181,498   10,000,848   $107,280,468    4,154,092    $44,096,922
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03*

Shares sold            7,069,451    $69,560,068   14,832,246   $143,065,621    9,286,257    $86,740,930    5,306,025    $47,759,934
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired     (1,323,185)   (12,972,824)  (2,640,235)   (25,275,585)    (884,011)    (8,209,851)    (894,202)    (7,926,441)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase           5,746,266    $56,587,244   12,192,011   $117,790,036    8,402,246    $78,531,079    4,411,823    $39,833,493
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Six months ended 11/30/03

Shares sold            4,348,331    $45,302,297   11,289,320   $119,721,219    9,004,427    $95,931,838    3,109,604    $32,865,396
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (995,926)   (10,388,475)  (1,017,503)   (10,832,956)    (490,157)    (5,252,721)    (302,423)    (3,169,256)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase           3,352,405    $34,913,822   10,271,817   $108,888,263    8,514,270    $90,679,117    2,807,181    $29,696,140
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03*

Shares sold            6,669,376    $65,336,718   11,511,337   $110,707,127    7,396,798    $68,853,981    3,084,007    $27,714,960
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (525,010)    (5,164,207)    (670,347)    (6,411,947)    (357,274)    (3,285,177)    (419,149)    (3,705,342)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase           6,144,366    $60,172,511   10,840,990   $104,295,180    7,039,524    $65,568,804    2,664,858    $24,009,618
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Six months ended 11/30/03

Shares sold            3,305,144    $34,458,159    8,360,728    $88,654,995    6,943,790    $74,119,340    2,975,144    $31,469,625
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (411,260)    (4,297,019)    (491,584)    (5,237,627)    (340,464)    (3,655,120)    (319,414)    (3,297,315)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase           2,893,884    $30,161,140    7,869,144    $83,417,368    6,603,226    $70,464,220    2,655,730    $28,172,310
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03*

Shares sold            3,197,204    $31,414,422    6,071,284    $58,681,202    4,245,490    $39,741,107    1,959,503    $17,613,168
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (187,303)    (1,840,303)    (337,194)    (3,225,058)    (229,997)    (2,125,042)    (183,025)    (1,654,291)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase           3,009,901    $29,574,119    5,734,090    $55,456,144    4,015,493    $37,616,065    1,776,478    $15,958,877

-----------------------------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Six months ended 11/30/03

Shares sold              252,335     $2,660,039      780,489     $8,378,630      833,459     $8,940,182      798,125     $8,487,680
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (220,924)    (2,328,030)    (310,385)    (3,349,068)    (237,891)    (2,573,751)    (203,231)    (2,162,083)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              31,411       $332,009      470,104     $5,029,562      595,568     $6,366,431      594,894     $6,325,597
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03*

Shares sold              882,457     $8,686,751    1,444,248    $13,968,501    1,266,333    $11,882,875      797,372     $7,285,184
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (208,602)    (2,050,410)    (265,871)    (2,547,314)    (180,340)    (1,684,471)    (186,240)    (1,679,759)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase             673,855     $6,636,341    1,178,377    $11,421,187    1,085,993    $10,198,404      611,132     $5,605,425
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Six months ended 11/30/03

Shares sold              462,578     $4,825,061      701,093     $7,469,306      601,141     $6,426,608      207,789     $2,170,003
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired       (131,394)    (1,361,943)    (239,007)    (2,564,394)     (60,136)      (635,346)     (51,951)      (536,022)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase             331,184     $3,463,118      462,086     $4,904,912      541,005     $5,791,262      155,838     $1,633,981
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03***

Shares sold               84,832       $834,228      132,526     $1,274,444      117,567     $1,127,471       75,769       $683,910
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (1,251)       (12,445)      (2,992)       (29,377)        (330)        (3,191)        (660)        (6,004)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              83,581       $821,783      129,534     $1,245,067      117,237     $1,124,280       75,109       $677,906
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R2 SHARES

Period ended 11/30/03****

Shares sold              472.248      $5,020.00      459.289      $5,021.39      450.227      $5,020.00      451.036      $5,020.00
-----------------------------------------------------------------------------------------------------------------------------------
Net increase             472.248      $5,020.00      459.289      $5,021.39      450.227      $5,020.00      451.036      $5,020.00
-----------------------------------------------------------------------------------------------------------------------------------

CLASS 529A SHARES

Six months ended 11/30/03

Shares sold              133,311     $1,402,404      358,932     $3,834,099      302,283     $3,242,213      259,429     $2,777,612
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired        (27,087)      (282,745)     (35,597)      (381,396)     (24,918)      (269,768)     (37,818)      (403,444)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase             106,224     $1,119,659      323,335     $3,452,703      277,365     $2,972,445      221,611     $2,374,168
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03**

Shares sold              292,667     $2,889,224      444,454     $4,272,653      354,623     $3,305,414      270,269     $2,418,165
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (4,997)       (49,536)     (16,958)      (164,386)      (8,973)       (84,155)     (11,772)      (105,057)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase             287,670     $2,839,688      427,496     $4,108,267      345,650     $3,221,259      258,497     $2,313,108
-----------------------------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Six months ended 11/30/03

Shares sold               46,513       $484,353      147,914     $1,570,820      379,978     $4,023,026      358,505     $3,754,798
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired        (20,993)      (219,523)     (14,544)      (156,332)     (50,177)      (534,104)     (24,070)      (252,032)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              25,520       $264,830      133,370     $1,414,488      329,801     $3,488,922      334,435     $3,502,766
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03**

Shares sold               84,521       $831,608      140,431     $1,350,825      383,213     $3,556,486      329,868     $2,936,631
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (1,370)       (13,555)      (1,616)       (15,243)     (23,482)      (213,373)     (38,018)      (326,098)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase              83,151       $818,053      138,815     $1,335,582      359,731     $3,343,113      291,850     $2,610,533
-----------------------------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Six months ended 11/30/03

Shares sold              132,945     $1,386,970      195,379     $2,074,290      149,258     $1,583,816       77,416       $822,896
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (6,027)       (63,513)     (27,334)      (288,821)     (13,811)      (145,563)      (5,941)       (61,332)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase             126,918     $1,323,457      168,045     $1,785,469      135,447     $1,438,253       71,475       $761,564
-----------------------------------------------------------------------------------------------------------------------------------

Period ended 5/31/03**

Shares sold              156,987     $1,537,805      205,227     $1,974,920      176,122     $1,645,104       84,087       $751,159
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired         (5,711)       (56,422)      (5,281)       (50,982)      (1,604)       (14,809)      (1,815)       (16,253)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase             151,276     $1,481,383      199,946     $1,923,938      174,518     $1,630,295       82,272       $734,906
-----------------------------------------------------------------------------------------------------------------------------------
   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class 529A, Class 529B, and Class 529C shares, July 31, 2002, through May 31, 2003.
 *** For the period from the inception of Class R1 shares, December 31, 2002, through May 31, 2003.
**** For the period from the inception of Class R2 shares, October 31, 2003, through November 30, 2003.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the funds for the six months ended November 30, 2003, were as follows:

                                                                COMMITMENT FEE

MFS Conservative Allocation Fund                                          $863
------------------------------------------------------------------------------
MFS Moderate Allocation Fund                                             1,882
------------------------------------------------------------------------------
MFS Growth Allocation Fund                                               1,523
------------------------------------------------------------------------------
MFS Aggressive Growth Allocation Fund                                      670
------------------------------------------------------------------------------

The funds had no significant borrowings during the period.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire ("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the funds.

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

Name, age, position with Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES                                      OFFICERS

JEFFREY L. SHAMES(2) (born 06/02/55)                     JOHN W. BALLEN (born 09/12/59)
Chairman                                                 Trustee and President
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Chief
                                                         Executive Officer and Director
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                                    JAMES R. BORDEWICK, JR. (born 03/06/59)
Massachusetts Financial Services Company, Chief          Assistant Secretary and Assistant Clerk
Executive Officer and Director                           Massachusetts Financial Services Company, Senior
                                                         Vice President and Associate General Counsel
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  STEPHEN E. CAVAN (born 11/06/53)
Massachusetts Financial Services Company,                Secretary and Clerk
President, Chief Investment Officer and Director         Massachusetts Financial Services Company, Senior
                                                         Vice President, General Counsel and Secretary
INDEPENDENT TRUSTEES
                                                         STEPHANIE A. DESISTO (born 10/01/53)
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company, Vice
Brigham and Women's Hospital, Chief of Cardiac           President (since April 2003); Brown Brothers
Surgery; Harvard Medical School, Professor of            Harriman & Co., Senior Vice President (November
Surgery                                                  2002 to April 2003); ING Groep N.V./Aeltus
                                                         Investment Management, Senior Vice President
WILLIAM R. GUTOW (born 09/27/41)                         (prior to November 2002)
Trustee
Private investor and real estate consultant;             ROBERT R. FLAHERTY (born 09/18/63)
Capitol Entertainment Management Company (video          Assistant Treasurer
franchise), Vice Chairman                                Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
J. ATWOOD IVES (born 05/01/36)                           Senior Vice President (prior to August 2000)
Trustee
Private investor; KeySpan Corporation (energy            RICHARD M. HISEY (born 08/29/58)
related services), Director; Eastern Enterprises         Treasurer
(diversified services company), Chairman, Trustee        Massachusetts Financial Services Company, Senior
and Chief Executive Officer (until November 2000)        Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
ABBY M. O'NEILL (born 04/27/28)                          July 2002); Lexington Global Asset Managers, Inc.,
Trustee                                                  Executive Vice President and Chief Financial
Private investor; Rockefeller Financial Services,        Officer (prior to September 2000); Lexington
Inc. (investment advisers), Chairman and Chief           Funds, Treasurer (prior to September 2000)
Executive Officer
                                                         ELLEN MOYNIHAN (born 11/13/57)
LAWRENCE T. PERERA (born 06/23/35)                       Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company, Vice
Hemenway & Barnes (attorneys), Partner                   President

WILLIAM J. POORVU (born 04/10/35)                        JAMES O. YOST (born 06/12/60)
Trustee                                                  Assistant Treasurer
Private investor; Harvard University Graduate            Massachusetts Financial Services Company, Senior
School of Business Administration, Class of 1961         Vice President
Adjunct Professor in Entrepreneurship Emeritus;
CBL & Associates Properties, Inc. (real estate           INVESTMENT ADVISER
investment trust), Director                              Massachusetts Financial Services Company
                                                         500 Boylston Street, Boston, MA 02116-3741
J. DALE SHERRATT (born 09/23/38)
Trustee                                                  DISTRIBUTOR
Insight Resources, Inc. (acquisition planning            MFS Fund Distributors, Inc.
specialists), President; Wellfleet Investments           500 Boylston Street, Boston, MA 02116-3741
(investor in health care companies), Managing
General Partner (since 1993); Cambridge                  PORTFOLIO MANAGER
Nutraceuticals (professional nutritional                 Joseph C. Flaherty, Jr.(3)
products), Chief Executive Officer (until May
2001)                                                    CUSTODIAN
                                                         State Street Bank and Trust Company
ELAINE R. SMITH (born 04/25/46)                          225 Franklin Street, Boston, MA 02110
Trustee
Independent health care industry consultant

WARD SMITH (born 09/13/30)
Trustee
Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             AFF-SEM-1/04 140M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 11/30/03

MFS(R) EMERGING MARKETS EQUITY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) EMERGING MARKETS EQUITY FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
TRUSTEES AND OFFICERS                             36
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       38
----------------------------------------------------
CONTACT INFORMATION                               39

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for MFS and for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    December 19, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

Following what was perceived as a successful military campaign in Iraq, stock markets around the world rallied during the six-month period ended November 30, 2003. As concerns about geopolitical uncertainty receded, companies took advantage of low interest rates and reinvested in their businesses after a multi-year slump in capital spending and earnings. The combination of historically low interest rates and improving GDP (gross domestic product) growth proved positive for global equity markets.

The combination of several factors made the period particularly good for emerging market stocks. Emerging market issues historically have tended to be sensitive to global economic and corporate earnings growth. As global growth exceeded expectations over the period - driven largely by China, the Pacific Rim economies, and a recovery in Latin America - emerging market stocks appreciated. China was perhaps the largest influence on the world economy, as its growing manufacturing sector sucked up massive amounts of raw materials and shipping capacity from the rest of the world.

Low valuations were another factor that made emerging market issues attractive to investors. Emerging market stocks entered the period at significantly lower valuations than equities of developed markets. Although valuations rose over the period, at period-end emerging market stocks were still selling at significant discounts to comparable developed-nation equities. In addition, investors displayed an increased appetite for risk over the period; this was positive for emerging market stocks, which historically have been viewed by investors as a relatively risky asset class. Finally, the dramatic weakening of the U.S. dollar was another positive factor, as dollar-denominated investors saw appreciation in the value of assets denominated in foreign currency.

--------------------------------------
"THE COMBINATION OF SEVERAL FACTORS
MADE THE PERIOD PARTICULARLY GOOD FOR
EMERGING MARKET STOCKS."
--------------------------------------

CONTRIBUTORS TO PERFORMANCE

Autos and housing, financial services, and utilities and communications were the fund's strongest-performing sectors over the period, relative to our benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. In the autos and housing sector, stock in Hong Kong-listed Denway Motors rose sharply. A Honda joint venture that manufactures cars in China, the firm benefited from exploding demand; the wait for a new Honda Accord was several months. By period-end, we had sold our Denway stock and taken profits. Our position in Korea's flagship automaker, Hyundai Motor, also performed well as the firm gained market share in the United States and Europe. Corporation Geo, a Mexican builder of low- and moderate-income housing, benefited from the combination of a young population, a rising middle class, and low interest rates that released a pent-up demand for housing. In Thailand, Siam Cement also benefited from low interest rates that fueled a construction boom.

In the financial services sector, ICICI Bank in India profited from factors similar to those we saw in Mexico: the combination of low interest rates, an expanding middle class, and a young population looking to buy homes created a strong demand for mortgage and consumer loans. In Turkey, at the end of the period, we owned Akbank as a way to participate in an improving Turkish economy; the bank benefited from higher loan volume and falling interest rates. In our view, Akbank is the best-managed bank in Turkey, with high-quality reporting to shareholders.

In the utilities and communications area, two South African holdings helped performance. We bought Telkom SA, the national phone company, when the South African government divested a part of its holdings in early 2003 at what we felt was an attractive valuation. The stock has since performed well because of management's efforts at cost-cutting, paying down debt, and improving profit margins. South Africa-based cellular operator MTN Group benefited from high profit margins and strong subscriber growth in sub-Saharan Africa, particularly in Nigeria. Our positions in both Telkom and MTN also benefited from appreciation in the South African rand relative to the U.S. dollar. Also in the telecom area, our position in Philippine Long Distance Telephone - which we had bought at an attractive price when the stock fell in late 2002 - appreciated strongly as the firm addressed problems, paid down debt, and generated high profit margins and strong cash flow. The stock was subsequently sold from the portfolio.

Performance was also boosted by our positions in Norilsk Nickel, a Russian firm that is the world's largest nickel supplier, and Companhia Vale Do Rio Doce (CVRD) in Brazil, the world's largest miner of iron ore. Commodity demand and prices were strong over the period, largely because of Chinese demand.

DETRACTORS FROM PERFORMANCE

An underweighting in the technology sector detracted from relative results. While the technology positions we did hold performed approximately in line with those of our benchmark, we were underweighted in a sector that saw strong performance. For example, we did not own Taiwanese electronic display manufacturer AU Optronics because we felt the firm's stock valuation was relatively high. However, the stock appreciated sharply over the period.

In other sectors, individual holdings that hurt relative performance included OTP Bank in Hungary and Telefonos de Mexico. OTP Bank was well managed and enjoyed tremendous growth in its mortgage loan portfolio. However, the firm's stock suffered from a downturn in the Hungarian equity market as the Hungarian central bank raised interest rates in an attempt to meet the criteria for accession into the European Union - which Hungary will be joining in 2004. Telefonos de Mexico, the dominant wireline phone provider in Mexico, was a relatively defensive stock during a period when the market shunned defensive issues in favor of higher-growth companies.

The fund's cash position also detracted from relative performance. The fund holds some cash in reserve for buying new holdings and to cover shareholder redemptions - as do nearly all mututal funds. In a period when equity markets rose sharply, any cash hurt performance against our benchmark, the MSCI Emerging Markets Free Index - which, like most market indices, has no cash position.

    Respectfully,

/s/ Nicholas D. Smithie

    Nicholas D. Smithie
    Portfolio Manager

Note to shareholders: Effective April 1, 2004, the Maximum Sales Charge on purchases for Class A shares will be increased to 5.75%. If this increase was in effect through the date shown, the average annual returns including sales charge quoted would have been lower.

-------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.
o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.
-------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 11/30/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                     Class
    Share          inception
    class            date         6-mo     1-yr     3-yr     5-yr     Life*
----------------------------------------------------------------------------
      A           10/24/1995       --      36.32%   12.38%    7.85%    2.74%
----------------------------------------------------------------------------
      B           10/24/1995       --      35.59%   11.80%    7.30%    2.21%
----------------------------------------------------------------------------
      C            6/27/1996       --      35.69%   11.74%    7.29%    2.25%
----------------------------------------------------------------------------
      I            1/2/1997        --      37.06%   12.92%    8.38%    3.18%
----------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
----------------------------------------------------------------------------
Average emerging market fund+     30.54%   40.02%   11.75%    9.76%    2.55%
----------------------------------------------------------------------------
MSCI EMF Index#                   32.62%   40.87%   11.05%    8.76%    1.28%
----------------------------------------------------------------------------
Lipper Emerging Markets Fund
Index+                            31.02%   41.09%   11.33%    8.95%    1.79%
----------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

----------------------------------------------------------------------------
      A                            --      29.84%   10.57%    6.81%    2.12%
----------------------------------------------------------------------------
      B                            --      31.59%   10.99%    7.00%    2.21%
----------------------------------------------------------------------------
      C                            --      34.69%   11.74%    7.29%    2.25%
----------------------------------------------------------------------------


I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative without
sales charge
--------------------

      A                          31.63%    36.32%   41.91%   45.94%   24.44%
----------------------------------------------------------------------------
      B                          31.30%    35.59%   39.73%   42.24%   19.39%
----------------------------------------------------------------------------
      C                          31.36%    35.69%   39.52%   42.16%   19.72%
----------------------------------------------------------------------------
      I                          31.98%    37.06%   43.98%   49.56%   28.85%

Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, October 24, 1995, through November 30, 2003. Index information is from November 1, 1995.
+ Source: Lipper, Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS FREE INDEX - measures the performance of emerging market stocks.

LIPPER EMERGING MARKETS FUND INDEX - measures the performance of emerging market equity funds.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

The fund will charge a 2% redemption fee on proceeds from Class A shares redeemed (either by redeeming or exchanging) within 30 days of acquiring (either by purchasing or exchanging) fund shares. This policy applies only to shares purchased on or after December 8, 2003. The redemption fee is expected to apply to Class B shares approximately the end of the third quarter of 2004. See the prospectus for complete details.

Performance for class I shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for class C shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 11/30/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.9%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES              $ VALUE
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 99.9%
-----------------------------------------------------------------------------------------------------
Argentina - 0.7%
-----------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones S.A., GDR (Real
Estate)+                                                                  16,300             $160,555
-----------------------------------------------------------------------------------------------------
Tenaris S.A., ADR (Oil Services)                                          18,000              491,760
-----------------------------------------------------------------------------------------------------
                                                                                             $652,315
-----------------------------------------------------------------------------------------------------
Brazil - 9.8%
-----------------------------------------------------------------------------------------------------
Banco Bradesco S.A. (Banks & Credit Cos.)                            158,300,000             $767,304
-----------------------------------------------------------------------------------------------------
Banco Itau Holding Financeira S.A. (Banks & Credit Cos.)               9,100,000              766,267
-----------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR (Telephone Services)               23,100              875,490
-----------------------------------------------------------------------------------------------------
Caemi Mineracao e Metalurgica S.A., Preferred (Metals & Mining)        1,130,000              383,789
-----------------------------------------------------------------------------------------------------
Companhia Siderurgica National S.A. (Metals & Mining)+                    10,300              463,397
-----------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR (Metals & Mining)                         50,600            2,215,774
-----------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR (Energy - Integrated)                      143,400            3,451,646
-----------------------------------------------------------------------------------------------------
                                                                                           $8,923,667
-----------------------------------------------------------------------------------------------------
China - 2.4%
-----------------------------------------------------------------------------------------------------
China Telecom Corp., Ltd (Telephone Services)                          3,230,000           $1,040,090
-----------------------------------------------------------------------------------------------------
PetroChina Co., Ltd. (Energy - Integrated)                             3,222,000            1,193,141
-----------------------------------------------------------------------------------------------------
                                                                                           $2,233,231
-----------------------------------------------------------------------------------------------------
Greece - 1.0%
-----------------------------------------------------------------------------------------------------
Coca-Cola Hellenic Bottling Co. S.A. (Food & Non Alcoholic
Beverages)                                                                43,400             $952,865
-----------------------------------------------------------------------------------------------------

Hong Kong - 4.6%
-----------------------------------------------------------------------------------------------------
China Mobile (Hong Kong) Ltd. (Wireless Communications)                  731,500           $2,124,660
-----------------------------------------------------------------------------------------------------
CNOOC, Ltd. (Energy - Independent)                                       582,500            1,200,451
-----------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co., Ltd. (Natural Gas Distribution)               275,000              410,884
-----------------------------------------------------------------------------------------------------
Texwinca Holdings, Ltd. (Apparel Manufacturers)                          648,000              475,749
-----------------------------------------------------------------------------------------------------
                                                                                           $4,211,744
-----------------------------------------------------------------------------------------------------
Hungary - 2.2%
-----------------------------------------------------------------------------------------------------
Gedeon Richter, GDR (Pharmaceuticals)                                      4,800             $511,200
-----------------------------------------------------------------------------------------------------
Magyar Tavkozlesi Rt., ADR (Telephone Services)                           40,600              687,358
-----------------------------------------------------------------------------------------------------
OTP Bank, GDR (Banks & Credit Cos.)                                       34,900              846,325
-----------------------------------------------------------------------------------------------------
                                                                                           $2,044,883
-----------------------------------------------------------------------------------------------------
India - 5.6%
-----------------------------------------------------------------------------------------------------
Gujarat Ambuja Cements Ltd. (Home Construction)                           73,500             $451,085
-----------------------------------------------------------------------------------------------------
HDFC Bank Ltd. (Banks & Credit Cos.)                                      68,000              449,347
-----------------------------------------------------------------------------------------------------
Hero Honda Motors Ltd. (Automotive)                                       54,600              446,808
-----------------------------------------------------------------------------------------------------
Hindustan Petroleum Corp., Ltd. (Energy - Independent)                    44,200              354,363
-----------------------------------------------------------------------------------------------------
ICICI Bank Ltd. (Banks & Credit Cos.)                                     74,200              405,125
-----------------------------------------------------------------------------------------------------
ICICI Bank Ltd., ADR (Banks & Credit Cos.)                                49,742              661,568
-----------------------------------------------------------------------------------------------------
ITC Ltd. (Tobacco)                                                        26,100              487,244
-----------------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Energy - Independent)                           96,200            1,025,475
-----------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)                      27,800              366,101
-----------------------------------------------------------------------------------------------------
Zee Telefilms Ltd. (Entertainment)                                       170,300              482,213
-----------------------------------------------------------------------------------------------------
                                                                                           $5,129,329
-----------------------------------------------------------------------------------------------------
Indonesia - 3.4%
-----------------------------------------------------------------------------------------------------
PT Astra International Tbk (Automotive)                                  549,000             $291,455
-----------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk (Banks & Credit Cos.)                         1,046,000              409,321
-----------------------------------------------------------------------------------------------------
PT Bank Danamon Indonesia Tbk (Banks & Credit Cos.)                    1,000,500              208,805
-----------------------------------------------------------------------------------------------------
PT Bank Mandiri (Banks & Credit Cos.)*                                 3,940,500              428,567
-----------------------------------------------------------------------------------------------------
PT Bank Rakyat Indonesia (Banks & Credit Cos.)*                        1,981,500              244,630
-----------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk (Tobacco)                               436,500              219,970
-----------------------------------------------------------------------------------------------------
PT Semen Gresik (Persero) Tbk (Home Construction)                        222,500              214,521
-----------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Telephone Services)                       1,547,500            1,133,697
-----------------------------------------------------------------------------------------------------
                                                                                           $3,150,966
-----------------------------------------------------------------------------------------------------
Israel - 1.7%
-----------------------------------------------------------------------------------------------------
Bank Hapoalim Ltd. (Banks & Credit Cos.)                                 200,700             $465,516
-----------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Computer
Software)*                                                                43,400              766,444
-----------------------------------------------------------------------------------------------------
Koor Industries Ltd. (Conglomerate)*                                       9,900              305,797
-----------------------------------------------------------------------------------------------------
                                                                                           $1,537,757
-----------------------------------------------------------------------------------------------------
Malaysia - 2.0%
-----------------------------------------------------------------------------------------------------
British American Tobacco Malaysia Berhad (Tobacco)                        33,400             $377,947
-----------------------------------------------------------------------------------------------------
IOI Corp. Berhad (Specialty Chemicals)                                   226,000              434,158
-----------------------------------------------------------------------------------------------------
Resorts World Berhad (Gaming & Lodging)                                   99,500              272,316
-----------------------------------------------------------------------------------------------------
Sime Darby Berhad (Conglomerate)                                         323,100              450,640
-----------------------------------------------------------------------------------------------------
TA Enterprise Berhad (Brokerage & Asset Managers)                      1,076,900              250,804
-----------------------------------------------------------------------------------------------------
                                                                                           $1,785,865
-----------------------------------------------------------------------------------------------------
Mexico - 8.6%
-----------------------------------------------------------------------------------------------------
Alfa S.A., "A" (Conglomerate)                                            109,100             $326,458
-----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR (Wireless Communications)                 44,100            1,130,724
-----------------------------------------------------------------------------------------------------
Apasco S.A. de C.V. (Home Construction)                                   53,200              404,275
-----------------------------------------------------------------------------------------------------
Controladora Comercial Mexicana, S.A. de C.V. (General
Merchandise)                                                             264,600              243,796
-----------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V., "B" (Home Construction)*                   78,600              401,414
-----------------------------------------------------------------------------------------------------
Grupo Elektra, S.A. de C.V. (Specialty Stores)                            67,000              341,585
-----------------------------------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V. (Banks &
Credit Cos.)*                                                          1,227,900            1,067,786
-----------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa, S.A. de C.V. (Banks & Credit
Cos.)                                                                    366,400              395,465
-----------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V. (Alcoholic Beverages)                          130,400              314,672
-----------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. (Telephone Services)                             82,700            2,736,543
-----------------------------------------------------------------------------------------------------
TV Azteca, S.A. de C.V., ADR (Broadcast & Cable TV)+                      62,800              546,360
-----------------------------------------------------------------------------------------------------
                                                                                           $7,909,078
-----------------------------------------------------------------------------------------------------
Philippines - 0.5%
-----------------------------------------------------------------------------------------------------
Ayala Corp. (Conglomerate)                                             5,058,600             $431,582
-----------------------------------------------------------------------------------------------------

Poland - 0.2%
-----------------------------------------------------------------------------------------------------
Telekomunikacja Polska S.A., GDR (Telephone Services)                     62,300             $219,919
-----------------------------------------------------------------------------------------------------

Russia - 4.6%
-----------------------------------------------------------------------------------------------------
JSC Mining and Smelting Co. Norilsk Nickel, ADR (Metals &
Mining)+                                                                  28,090           $1,625,287
-----------------------------------------------------------------------------------------------------
Yukos, ADR (Energy - Independent)+                                        54,937            2,527,102
-----------------------------------------------------------------------------------------------------
                                                                                           $4,152,389
-----------------------------------------------------------------------------------------------------
Singapore - 0.9%
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                   797,000             $827,680
-----------------------------------------------------------------------------------------------------

South Africa - 10.7%
-----------------------------------------------------------------------------------------------------
ABSA Group Ltd. (Banks & Credit Cos.)                                    128,300             $822,358
-----------------------------------------------------------------------------------------------------
African Bank Investments Ltd. (Banks & Credit Cos.)                      321,600              480,559
-----------------------------------------------------------------------------------------------------
Anglo American Platinum Corp., Ltd. (Precious Metals)                     25,350            1,092,535
-----------------------------------------------------------------------------------------------------
Barloworld Ltd. (Conglomerate)                                            49,300              488,533
-----------------------------------------------------------------------------------------------------
Bidvest Group Ltd. (Conglomerate)                                         34,800              233,182
-----------------------------------------------------------------------------------------------------
FirstRand Ltd. (Banks & Credit Cos.)                                     643,600              870,605
-----------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals)                           14,480            1,366,554
-----------------------------------------------------------------------------------------------------
MTN Group Ltd. (Wireless Communications)                                 180,600              738,297
-----------------------------------------------------------------------------------------------------
Murray & Roberts Holdings Ltd. (Engineering -
Construction)                                                            120,200              226,878
-----------------------------------------------------------------------------------------------------
Sasol Ltd. (Energy - Integrated)                                         104,600            1,332,508
-----------------------------------------------------------------------------------------------------
Standard Bank Investment Corp., Ltd. (Banks & Credit Cos.)               245,600            1,423,936
-----------------------------------------------------------------------------------------------------
Telkom South Africa Ltd. (Telephone Services)                             69,600              714,874
-----------------------------------------------------------------------------------------------------
                                                                                           $9,790,819
-----------------------------------------------------------------------------------------------------
South Korea - 19.5%
-----------------------------------------------------------------------------------------------------
Daewoo Motor Sales Corp. (Automotive)                                     51,200             $314,343
-----------------------------------------------------------------------------------------------------
Hana Bank (Banks & Credit Cos.)                                           35,000              646,396
-----------------------------------------------------------------------------------------------------
Hanaro Telecom Inc. (Telephone Services)                                 270,800              851,565
-----------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                      34,810            1,320,524
-----------------------------------------------------------------------------------------------------
Kia Motors Corp. (Automotive)                                             43,800              382,596
-----------------------------------------------------------------------------------------------------
Korea Exchange Bank (Banks & Credit Cos.)                                 50,950              247,958
-----------------------------------------------------------------------------------------------------
Korea Tobacco & Ginseng Corp. (Tobacco)                                   42,170              777,060
-----------------------------------------------------------------------------------------------------
KT Corp., ADR (Telephone Services)                                        37,400              719,950
-----------------------------------------------------------------------------------------------------
LG Electronics Inc. (Furniture & Appliances)                              15,000              742,482
-----------------------------------------------------------------------------------------------------
POSCO, ADR (Metals & Mining)                                              69,950            2,088,007
-----------------------------------------------------------------------------------------------------
Samsung Corp. (Business Services)                                         29,950              251,649
-----------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronics)                               16,080            6,220,374
-----------------------------------------------------------------------------------------------------
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)                     11,390              629,172
-----------------------------------------------------------------------------------------------------
Samsung SDI Co., Ltd. (Electrical Equipment)                               2,750              279,107
-----------------------------------------------------------------------------------------------------
Samsung Securities Co., Ltd. (Brokerage & Asset Managers)                  9,510              204,907
-----------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Specialty Stores)                                     4,200              838,567
-----------------------------------------------------------------------------------------------------
SK Telecom Co., Ltd. (Wireless Communications)                             8,450            1,363,754
-----------------------------------------------------------------------------------------------------
                                                                                          $17,878,411
-----------------------------------------------------------------------------------------------------
Taiwan - 11.0%
-----------------------------------------------------------------------------------------------------
Ambit Microsystems Corp. (Telecom - Equipment)                           136,000             $350,454
-----------------------------------------------------------------------------------------------------
Asustek Computers Inc. (Computer Systems)                                168,000              373,880
-----------------------------------------------------------------------------------------------------
China Development Finanical Holding Corp. (Banks &
Credit Cos.)                                                             516,000              228,158
-----------------------------------------------------------------------------------------------------
China Motor Corp., Ltd. (Automotive)                                       4,925                8,653
-----------------------------------------------------------------------------------------------------
China Steel Corp. (Metals & Mining)                                      526,000              420,492
-----------------------------------------------------------------------------------------------------
Chinatrust Financial Holdings Co., Ltd. (Banks & Credit Cos.)            939,260              918,632
-----------------------------------------------------------------------------------------------------
Evergreen Marine Corp. (Railroad & Shipping)                             533,720             $431,352
-----------------------------------------------------------------------------------------------------
Formosa Plastic Corp. (Specialty Chemicals)                                   26                   38
-----------------------------------------------------------------------------------------------------
Fubon Financial Holdings Co., Ltd. (Banks & Credit Cos.)                 905,000              821,523
-----------------------------------------------------------------------------------------------------
High Tech Computer Corp. (Computer Software - Systems)                   114,000              427,291
-----------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Personal Computers &
Peripherals)                                                             215,800              834,132
-----------------------------------------------------------------------------------------------------
MediaTek Inc. (Electronics)                                               44,900              397,066
-----------------------------------------------------------------------------------------------------
Mega Financial Holding Co., Ltd. (Banks & Credit Cos.)                 1,570,000              919,473
-----------------------------------------------------------------------------------------------------
Nan Ya Plastic Corp. (Specialty Chemicals)                               610,400              804,334
-----------------------------------------------------------------------------------------------------
President Chain Store Corp. (Food & Drug Stores)                         296,000              472,386
-----------------------------------------------------------------------------------------------------
Quanta Computer Inc. (Computer Software - Systems)                       186,000              438,448
-----------------------------------------------------------------------------------------------------
United Microelectronics Corp. (Electronics)                            1,992,716            1,750,556
-----------------------------------------------------------------------------------------------------
Wan Hai Lines Ltd. (Railroad & Shipping)                                 489,000              443,895
-----------------------------------------------------------------------------------------------------
                                                                                          $10,040,763
-----------------------------------------------------------------------------------------------------
Thailand - 3.4%
-----------------------------------------------------------------------------------------------------
BEC World Public Co., Ltd. (Broadcast & Cable TV)                         70,000             $382,217
-----------------------------------------------------------------------------------------------------
Kasikornbank Public Co., Ltd. (Banks and Credit Cos.)                    455,300              521,728
-----------------------------------------------------------------------------------------------------
Krung Thai Bank Public Co., Ltd. (Banks & Credit Cos.)                 1,889,000              409,264
-----------------------------------------------------------------------------------------------------
PTT Exploration and Production Public Co., Ltd. (Energy -
Independent)                                                             104,200              511,539
-----------------------------------------------------------------------------------------------------
Siam Cement Public Co., Ltd. (Home Construction)                         105,900              599,459
-----------------------------------------------------------------------------------------------------
Siam Commercial Bank Public Co., Ltd. (Banks & Credit
Cos.)                                                                    303,600              306,071
-----------------------------------------------------------------------------------------------------
Thai Airways International Public Co., Ltd. (Airlines)                   278,800              343,917
-----------------------------------------------------------------------------------------------------
                                                                                           $3,074,195
-----------------------------------------------------------------------------------------------------
Turkey - 0.9%
-----------------------------------------------------------------------------------------------------
Akbank T.A.S. (Banks & Credit Cos.)                                   90,854,200             $394,478
-----------------------------------------------------------------------------------------------------
Turkcell Iletisim Hizmetleri A.S., ADR (Wireless
Communications)*                                                          21,800              446,028
-----------------------------------------------------------------------------------------------------
                                                                                             $840,506
-----------------------------------------------------------------------------------------------------
United Kingdom - 6.2%
-----------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)                                     208,370           $4,395,840
-----------------------------------------------------------------------------------------------------
Old Mutual PLC (Banks & Credit Cos.)                                     751,300            1,245,331
-----------------------------------------------------------------------------------------------------
                                                                                           $5,641,171
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $72,791,908)                                               $91,429,135
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 0.5%
-----------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT
ISSUER                                                         (000 Omitted)                  $ VALUE
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 12/01/03,
at Amortized Cost                                                           $435             $435,000
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.0%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                    SHARES              $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost and Value                                            4,605,434           $4,605,434
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $77,832,342)                                          $96,469,569
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.4)%                                                    (4,916,593)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $91,552,976
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
+ All or a portion of this security is on loan.

See notes to financial statements.

------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
------------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 11/30/03

ASSETS
Investments, at value including $4,503,367 of
securities on loan (identified cost, $77,832,342)                  $96,469,569
-----------------------------------------------------------------------------------------------------
Cash                                                                   144,375
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $259,513)                 260,923
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                        706,098
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        135,044
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      417,791
-----------------------------------------------------------------------------------------------------
Total assets                                                                              $98,133,800
-----------------------------------------------------------------------------------------------------

LIABILITIES
Collateral for securities loaned, at value                          $4,605,434
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                      71,207
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    1,823,387
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        10,496
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            5,302
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                           5,862
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                  59,136
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $6,580,824
-----------------------------------------------------------------------------------------------------
Net assets                                                                                $91,552,976
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                    $88,897,641
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        18,633,689
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (16,031,154)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                         52,800
-----------------------------------------------------------------------------------------------------
Total                                                                                     $91,552,976
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   5,125,568
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                       $40,462,053
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 2,250,476
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $17.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$17.98)                                                  $18.88
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                       $28,674,703
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,646,697
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.41
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                        $4,791,431
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   276,993
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.30
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $17,624,790
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   951,402
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                              $18.53
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 11/30/03

NET INVESTMENT INCOME

  Dividends                                                          $1,169,406
-----------------------------------------------------------------------------------------------------
  Interest                                                               20,448
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (137,014)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $1,052,840
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $492,265
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  1,355
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                            81,117
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                 83,840
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                129,805
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                 20,173
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                      1,741
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          55,701
-----------------------------------------------------------------------------------------------------
  Printing                                                               22,346
-----------------------------------------------------------------------------------------------------
  Postage                                                                 6,323
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          19,419
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                889
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                          41,220
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $956,194
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (454)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (78,762)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                 $876,978
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $175,862
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $5,566,411
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (211,329)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                               $5,355,082
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $15,154,790
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies              (345)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $15,154,445
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign
currency                                                                                  $20,509,527
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $20,685,389
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                  SIX MONTHS ENDED            YEAR ENDED
                                                                      11/30/03                 5/31/03
                                                                    (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income                                                $175,862                  $338,162
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency translations                                               5,355,082                (5,106,859)
--------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               15,154,445                (2,175,813)
-----------------------------------------------------------------------------              ------------
Increase (decrease) in net assets from operations                 $20,685,389               $(6,944,510)
------------------------------------------------------------     ------------              ------------
Net increase (decrease) in net assets from fund share
transactions                                                       $6,740,250               $(2,615,131)
------------------------------------------------------------     ------------              ------------
Total increase (decrease) in net assets                           $27,425,639               $(9,559,641)
------------------------------------------------------------     ------------              ------------

NET ASSETS

At beginning of period                                            $64,127,337               $73,686,978
--------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income (loss) of $52,800 and $(123,062),
respectively)                                                     $91,552,976               $64,127,337
--------------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                                                                   YEAR ENDED 5/31
                                    SIX MONTHS
                                       ENDED           ------------------------------------------------------------------------
CLASS A                              11/30/03            2003            2002            2001           2000            1999
                                    (UNAUDITED)
Net asset value, beginning of
period                                 $13.67           $15.16          $14.07          $15.35          $13.77          $16.06
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income
  (loss)(S)                             $0.04            $0.09           $0.05           $0.07          $(0.15)          $0.05
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                       4.27            (1.58)           1.04           (1.35)           1.73           (2.25)
----------------------------------     ------           ------          ------          ------          ------          ------
Total from investment operations        $4.31           $(1.49)          $1.09          $(1.28)          $1.58          $(2.20)
----------------------------------     ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  In excess of net realized gain
  on investments and foreign
  currency transactions                   $--              $--             $--             $--             $--          $(0.09)
----------------------------------     ------           ------          ------          ------          ------          ------
Total distributions declared to
shareholders                              $--              $--             $--             $--             $--          $(0.09)
----------------------------------     ------           ------          ------          ------          ------          ------
Net asset value, end of period         $17.98           $13.67          $15.16          $14.07          $15.35          $13.77
----------------------------------     ------           ------          ------          ------          ------          ------
Total return (%)(+)                     31.63++          (9.83)           7.60           (8.27)          11.47          (13.56)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                                     YEAR ENDED 5/31
                                       ENDED            ----------------------------------------------------------------------
CLASS A (CONTINUED)                  11/30/03            2003            2002            2001           2000            1999
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                               2.16+            2.29            2.34            2.24            2.26            2.45
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)(S)(S)                             0.55+            0.68            0.37            0.45           (0.92)           0.37
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         47              214             189             154             161             108
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $40,462          $27,180         $33,212         $29,060         $34,515         $29,233
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)            $0.03            $0.06           $0.02           $0.04          $(0.17)            $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                               2.36+            2.49            2.54            2.42            2.40              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)             0.35+            0.48            0.17            0.27           (1.06)             --
-------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
     + Annualized.
    ++ Not annualized.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                        SIX MONTHS                                 YEAR ENDED 5/31
                                           ENDED           --------------------------------------------------------------------
CLASS B                                  11/30/03            2003           2002           2001          2000            1999
                                        (UNAUDITED)
Net asset value, beginning of period       $13.28           $14.79         $13.80         $15.13         $13.64         $16.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income (loss)(S)           $0.00+++         $0.01         $(0.01)        $(0.01)        $(0.22)        $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   4.13            (1.52)          1.00          (1.32)          1.71          (2.26)
--------------------------------------     ------           ------         ------         ------         ------         ------
Total from investment operations            $4.13           $(1.51)         $0.99         $(1.33)         $1.49         $(2.27)
--------------------------------------     ------           ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  In excess of net realized gain on
  investments and foreign
  currency transactions                       $--              $--            $--            $--            $--         $(0.09)
--------------------------------------     ------           ------         ------         ------         ------         ------
Total distributions declared to
shareholders                                  $--              $--            $--            $--            $--         $(0.09)
--------------------------------------     ------           ------         ------         ------         ------         ------
Net asset value, end of period             $17.41           $13.28         $14.79         $13.80         $15.13         $13.64
--------------------------------------     ------           ------         ------         ------         ------         ------
Total return (%)                            31.30++         (10.34)          7.17          (8.85)         11.00         (14.05)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 5/31
                                             ENDED         --------------------------------------------------------------------
CLASS B (CONTINUED)                        11/30/03           2003           2002           2001          2000           1999
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                   2.66+            2.79           2.84           2.74           2.75           2.95
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)           0.04+            0.10          (0.10)         (0.04)         (1.40)         (0.09)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             47              214            189            154            161            108
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $28,675          $21,568        $32,671        $27,584        $34,374        $32,257
-------------------------------------------------------------------------------------------------------------------------------

(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $(0.01)          $(0.01)        $(0.04)        $(0.03)        $(0.24)           $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                   2.86+            2.99           3.04           2.92           2.89             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.16)+          (0.10)         (0.30)         (0.22)         (1.54)            --
-------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued

                                                                                     YEAR ENDED 5/31
                                        SIX MONTHS
                                          ENDED            --------------------------------------------------------------------
CLASS C                                  11/30/03            2003           2002          2001             2000           1999
                                       (UNAUDITED)
Net asset value, beginning of
period                                    $13.19            $14.69         $13.71         $15.05           $13.57        $15.88
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income (loss)(S)          $0.00+++          $0.01         $(0.01)        $(0.01)          $(0.21)       $(0.01)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                          4.11             (1.51)          0.99          (1.33)            1.69         (2.21)
-------------------------------------     ------            ------         ------         ------           ------        ------
Total from investment operations           $4.11            $(1.50)         $0.98         $(1.34)           $1.48        $(2.22)
-------------------------------------     ------            ------         ------         ------           ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  In excess of net realized gain
  on investments and foreign
  currency transactions                      $--               $--            $--            $--              $--        $(0.09)
-------------------------------------     ------            ------         ------         ------           ------        ------
Total distributions declared
to shareholders                              $--               $--            $--            $--              $--        $(0.09)
-------------------------------------     ------            ------         ------         ------           ------        ------
Net asset value, end of period            $17.30            $13.19         $14.69         $13.71           $15.05        $13.57
-------------------------------------     ------            ------         ------         ------           ------        ------
Total return (%)                           31.36++          (10.35)          7.15          (8.90)           10.91        (13.84)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 5/31
                                            ENDED          --------------------------------------------------------------------
CLASS C (CONTINUED)                        11/30/03           2003           2002          2001             2000          1999
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                  2.66+             2.79           2.84           2.74             2.75          2.93
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)          0.03+             0.08          (0.05)         (0.06)           (1.33)        (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            47               214            189            154              161           108
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $4,791            $3,063         $5,213         $3,530           $4,860        $4,182
--------------------------------------------------------------------------------------------------------------------------------

(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If its fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                       $(0.01)           $(0.01)        $(0.03)        $(0.03)          $(0.23)          $--
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  2.86+             2.99           3.04           2.92             2.89            --
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (0.17)+           (0.12)         (0.25)         (0.24)           (1.47)           --
--------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.

(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

Financial Highlights - continued
                                        SIX MONTHS                                   YEAR ENDED 5/31
                                          ENDED            --------------------------------------------------------------------
CLASS I                                  11/30/03            2003           2002           2001            2000          1999
                                       (UNAUDITED)
Net asset value, beginning of
period                                    $14.05            $15.50         $14.32         $15.55           $13.88        $16.11
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income (loss)(S)          $0.09             $0.25          $0.17          $0.15           $(0.07)        $0.11
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                          4.39             (1.70)          1.01          (1.38)            1.74         (2.25)
-------------------------------------     ------            ------         ------         ------           ------        ------
Total from investment operations           $4.48            $(1.45)         $1.18         $(1.23)           $1.67        $(2.14)
-------------------------------------     ------            ------         ------         ------           ------        ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  In excess of net realized gain
  on investments and foreign
  currency transactions                      $--               $--            $--            $--              $--        $(0.09)
-------------------------------------     ------            ------         ------         ------           ------        ------
Total distributions declared to
shareholders                                 $--               $--            $--            $--              $--        $(0.09)
-------------------------------------     ------            ------         ------         ------           ------        ------
Net asset value, end of period            $18.53            $14.05         $15.50         $14.32           $15.55        $13.88
-------------------------------------     ------            ------         ------         ------           ------        ------
Total return (%)                           31.98++           (9.42)          8.24          (7.91)           12.03        (13.09)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                                  YEAR ENDED 5/31
                                          ENDED           ---------------------------------------------------------------------
CLASS I (CONTINUED)                     11/30/03             2003           2002           2001            2000          1999
                                       (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                  1.65+            1.79           1.84           1.74             1.74           1.96
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)(S)          1.05+            1.93           1.23           1.02            (0.43)          0.88
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            47              214            189            154              161            108
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $17,625          $12,317         $2,590           $887             $865           $540
--------------------------------------------------------------------------------------------------------------------------------

(S) Effective July 1, 1999, the investment adviser voluntarily waived a portion of its fee for the periods indicated. If its fee had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)               $0.07            $0.22          $0.14          $0.12           $(0.09)           $--
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  1.85+            1.99           2.04           1.92             1.88             --
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                0.85+            1.73           1.03           0.84            (0.57)            --
--------------------------------------------------------------------------------------------------------------------------------

     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from certain expense offset arrangements.
     + Annualized.
    ++ Not annualized.
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May
       31, 2002, was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to June
       1, 2001, have not been restated to reflect this change in presentation.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. All other securities (other than short-term obligations), in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. The fund values its portfolio securities at current market prices where current market prices are readily available, or at fair value as determined under the direction of the Board of Trustees when a determination is made that current market prices are not readily available.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the fund's valuation time, such closing prices may not be reflective of current market prices and current market prices may not be readily available when the fund determines net asset value, and therefore the fund may adjust closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as the of the fund's valuation time.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - The fund charges a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 days following the acquisition (either by purchase or exchange) of certain fund shares made on or after December 8, 2003. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, passive foreign investment companies, capital losses, and amortization and accretion on debt securities.

The fund paid no distributions for the years ended May 31, 2003 and May 31, 2002.

As of May 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                         $--
      ----------------------------------------------------------
      Undistributed long-term capital gain                   --
      ----------------------------------------------------------
      Capital loss carryforward                     (18,247,081)
      ----------------------------------------------------------
      Post-October capital loss deferral             (1,992,260)
      ----------------------------------------------------------
      Post-October currency loss deferral              (117,124)
      ----------------------------------------------------------
      Unrealized appreciation                         2,332,349
      ----------------------------------------------------------
      Other temporary differences                        (5,938)
      ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on.

      EXPIRATION DATE
      March 31, 2007                                $(9,430,506)
      ----------------------------------------------------------
      March 31, 2008                                         --
      ----------------------------------------------------------
      March 31, 2009                                 (2,132,651)
      ----------------------------------------------------------
      March 31, 2010                                 (4,354,821)
      ----------------------------------------------------------
      March 31, 2011                                 (2,329,103)
      ----------------------------------------------------------
      Total                                        $(18,247,081)
      ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.25% of the fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. This voluntary reduction in the management fee effective July 1, 1999 may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the six months ended November 30, 2003 were 1.05% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for inactive Trustees. Included in Trustees' compensation is a pension expense of $230 for inactive trustees for the six months ended November 30, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee not to exceed the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $5,713 for the six months ended November 30, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                              CLASS A      CLASS B      CLASS C

Distribution Fee                                0.25%        0.75%        0.75%
-------------------------------------------------------------------------------
Service Fee                                     0.25%        0.25%        0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                         0.50%        1.00%        1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended November 30, 2003, amounted to:

                                              CLASS A      CLASS B      CLASS C

Service Fee Retained by MFD                    $2,346         $229         $226
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended November 30, 2003, were as follows:
                                              CLASS A      CLASS B      CLASS C

Effective Annual Percentage Rates               0.50%        1.00%        1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended
November 30, 2003, were as follows:
                                               CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed       $686      $13,989     $150
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%, which amounted to $43,320 for the six months ended November 30, 2003. MFSC is also reimbursed by the fund for out-of-pocket expenses that amounted to $16,736 for the six months ended November 30, 2003.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $44,299,476 and $34,972,259, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                $78,979,237
      ----------------------------------------------------------
      Gross unrealized appreciation                 $17,880,442
      ----------------------------------------------------------
      Gross unrealized depreciation                    (390,110)
      ----------------------------------------------------------
      Net unrealized appreciation                   $17,490,332
      ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Period ended                           Year ended
                                                 11/30/03                               5/31/03
                                        SHARES             AMOUNT             SHARES              AMOUNT
CLASS A SHARES
Shares sold                            1,050,061         $16,899,373          2,261,257         $29,451,831
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (787,386)        (12,393,542)        (2,464,842)        (32,193,104)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  262,675          $4,505,831           (203,585)        $(2,741,273)
------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              578,536          $9,342,893            513,940          $6,670,897
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (556,427)         (9,045,904)        (1,098,918)        (14,215,458)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   22,109            $296,989           (584,978)        $(7,544,561)
------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              177,166          $2,759,344            311,687          $3,907,854
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (132,480)         (2,069,924)          (434,277)         (5,532,030)
------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   44,686            $689,420           (122,590)        $(1,624,176)
------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              256,935          $4,420,821            862,470         $11,329,023
------------------------------------------------------------------------------------------------------------
Shares reacquired                       (182,078)         (3,172,811)          (153,063)         (2,034,144)
------------------------------------------------------------------------------------------------------------
Net increase                              74,857          $1,248,010            709,407          $9,294,879
------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended November 30, 2003 was $289. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

(8) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the funds' investment adviser, has been contacted by the United States Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG") and the Bureau of Securities for the State of New Hampshire
("New Hampshire") in connection with their investigations of practices in the mutual fund industry identified as "market timing" mutual fund shares. MFS is cooperating with respect to these investigations. MFS has been informed that the SEC, the NYAG, and New Hampshire are considering whether to institute enforcement actions against MFS alleging false and misleading disclosure in certain MFS fund prospectuses and breach of fiduciary duty concerning market timing. MFS continues to discuss these matters with the SEC, the NYAG, and New Hampshire. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that MFS provide information to them.

Since December 2003, MFS and Sun Life Financial Inc., along with certain MFS funds and Trustees who serve on the Board of Trustees of these MFS funds, have been named as defendants in class action lawsuits filed in the United States District Court, District of Massachusetts seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of MFS funds during specified periods. The suits allege that certain defendants permitted market timing and late trading in the MFS funds which allegedly caused financial injury to the funds' shareholders. The defendants are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, sanctions, penalties, damages or injunctions regarding MFS, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance of MFS' mutual fund business.

Although MFS does not believe that these lawsuits will have a material adverse effect on the fund, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations or developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences for the fund.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)
INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS

JOHN W. BALLEN (born 09/12/59)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee and President                                    Assistant Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Vice
Executive Officer and Director                           President (since August 2000); UAM Fund Services,
                                                         Senior Vice President (prior to August 2000)
JAMES R. BORDEWICK, JR. (born 03/06/59)
Assistant Secretary and Assistant Clerk
Massachusetts Financial Services Company, Senior         RICHARD M. HISEY (born 08/29/58)
Vice President and Associate General Counsel             Treasurer
                                                         Massachusetts Financial Services Company, Senior
STEPHEN E. CAVAN (born 11/06/53)                         Vice President (since July 2002); The Bank of New
Secretary and Clerk                                      York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President, General Counsel and Secretary            Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHANIE A. DESISTO (born 10/01/53)                     Funds, Treasurer (prior to September 2000)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             ELLEN MOYNIHAN (born 11/13/57)
Harriman & Co., Senior Vice President (November          Assistant Treasurer
2002 to April 2003); ING Groep N.V./Aeltus               Massachusetts Financial Services Company, Vice
Investment Management, Senior Vice President             President
(prior to November 2002)
                                                         JAMES O. YOST (born 06/12/60)
                                                         Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
                                                         Vice President

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
Nicholas Smithie(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus containing more complete information, including investment objectives, risks, charges and expenses, for any of the MFS products can be obtained from your investment professional. You should read and consider the information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
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

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              FEM-SEM-1/04 23M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. [Applicable for annual reports filed for the first fiscal year ending after December 15, 2003 (beginning with annual N-CSR filings at the end of February, 2004 for December 31, 2003 reporting period.)]

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X


By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President

Date:  January 23, 2004
       --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  JOHN W. BALLEN
                           ----------------------------------------------------
                           John W. Ballen, President
                           (Principal Executive Officer)

Date:  January 23, 2004
       --------------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:  January 23, 2004
       --------------------


* Print name and title of each signing officer under his or her signature.